UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2014

(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Arbitrage Fund

Touchstone Emerging Markets Equity Fund

Touchstone Global Real Estate Fund

Touchstone International Fixed Income Fund

Touchstone Merger Arbitrage Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Small Cap Core Fund

Touchstone Small Cap Value Fund

Touchstone Total Return Bond Fund

Touchstone Ultra Short Duration Fixed Income Fund

This report identifies the Funds’ investments on March 31, 2014. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2014

Touchstone Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Information Technology	17.1%
Consumer Discretionary	14.4
Financials	13.7
Health Care	10.8
Industrials	8.0
Consumer Staples	6.7
Energy	4.7
Utilities	2.9
Materials	2.5
Telecommunication Services	1.7
Preferred Stocks	2.9
Exchange Traded Stocks	2.6
Fixed Income Securities	4.9
Investment Fund	10.2
Cash Collateral for Securities Sold	34.3
Short and Written Options
Other Assets/Liabilities (Net)	(0.9)
136.5
Short Positions
Common Stock
Financials	(10.8)
Consumer Discretionary	(8.0)
Health Care	(5.5)
Energy	(4.9)
Information Technology	(4.4)
Consumer Staples	(0.8)
Materials	(0.8)
Industrials	(0.7)
Utilities	(0.3)
Fixed Income Securities	(0.3)
(36.5)
Total	100.0%

Touchstone Emerging Markets Equity Fund
Sector Allocation*	(% of Net Assets)
Financials	24.6%
Consumer Discretionary	15.5
Information Technology	12.4
Consumer Staples	11.9
Energy	11.8
Materials	7.6
Telecommunication Services	5.8
Health Care	3.8
Industrials	3.4
Utilities	1.8
Investment Funds	4.6
Other Assets/Liabilities (Net)	(3.2)
Total	100.0%

Touchstone Global Real Estate Fund
Sector Allocation*	(% of Net Assets)
Diversified	23.0%
Retail	18.4
Specialized	17.8
Office	13.4
Industrial	9.9
Mortgage	4.7
Residential	3.5
Real Estate Operating Companies	3.2
Health Care Facilities	2.1
Diversified Financial Services	1.8
Diversified Real Estate Activities	1.5
Real Estate Development	0.9
Investment Funds	7.5
Other Assets/Liabilities (Net)	(7.7)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Fixed Income Fund
Credit Quality* (% of Investment Securities)
AAA/Aaa	34.5%
AA/Aa	12.5
A/A	6.4
BBB/Baa	27.4
BB/Ba	5.3
B/B	1.1
NR	12.8
Total	100.0%

Touchstone Merger Arbitrage Fund
Sector Allocation**	(% of Net Assets)
Long Positions
Common Stocks
Financials	21.2%
Information Technology	15.4
Consumer Discretionary	10.9
Health Care	7.9
Consumer Staples	6.3
Industrials	6.1
Energy	5.6
Materials	3.7
Utilities	2.3
Telecommunication Services	2.2
Preferred Stocks	2.8
Fixed Income Securities	4.9
Exchange Traded Fund	1.6
Purchased Options	0.1
Investment Fund	16.0
Cash Collateral for Securities Sold	33.4
Short and Written Options
Other Assets/Liabilities (Net)	(2.4)
138.0
Short Positions
Financials	(15.5)
Consumer Discretionary	(6.3)
Energy	(4.2)
Health Care	(3.8)
Information Technology	(3.6)
Consumer Staples	(1.3)
Materials	(1.0)
Utilities	(0.5)
Industrials	(0.5)
Exchange Traded Fund	(0.6)
Fixed Income Securities	(0.6)
Written Options	(0.1)
(38.0)
Total	100.0%

* Credit quality may be rated by Standard & Poor’s, Moody’s and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used, if none of the agencies rate the bond, the bond will be classified as not-rated.

** Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	24.2%
Financials	18.5
Consumer Staples	16.6
Materials	11.1
Industrials	10.8
Information Technology	7.6
Energy	6.5
Health Care	3.1
Investment Funds	8.1
Other Assets/Liabilities (Net)	(6.5)
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	22.6%
Consumer Discretionary	11.9
Industrials	10.9
Information Technology	10.1
Consumer Staples	9.6
Health Care	9.4
Utilities	8.7
Materials	8.0
Energy	7.6
Investment Funds	6.5
Exchange Traded Funds	1.2
Other Assets/Liabilities (Net)	(6.5)
Total	100.0%

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Energy	22.4%
Financials	16.9
Health Care	16.3
Information Technology	13.4
Utilities	11.5
Telecommunication Services	6.1
Materials	5.5
Industrials	3.9
Consumer Discretionary	3.0
Investment Fund	1.0
Other Assets/Liabilities (Net)	0.0
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	35.4%
Consumer Discretionary	25.3
Health Care	18.0
Energy	12.1
Materials	3.5
Financials	2.6
Investment Funds	5.5
Other Assets/Liabilities (Net)	(2.4)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Cap Core Fund
Sector Allocation*	(% of Net Assets)
Financials	23.0%
Consumer Discretionary	22.9
Materials	17.6
Industrials	16.0
Information Technology	5.7
Energy	5.0
Consumer Staples	4.5
Health Care	3.8
Investment Funds	14.2
Other Assets/Liabilities (Net)	(12.7)
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	26.3%
Industrials	21.1
Consumer Discretionary	11.8
Information Technology	11.5
Utilities	7.3
Materials	6.9
Energy	6.8
Consumer Staples	3.4
Health Care	0.9
Investment Funds	6.7
Other Assets/Liabilities (Net)	(2.7)
Total	100.0%

Touchstone Total Return Bond Fund
Credit Quality** (% of Investment Securities)
Aaa	55.6%
Aa	5.7
A	13.1
Baa	19.6
Ba	2.7
B	1.6
NR	1.7
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality** (% of Investment Securities)
AAA	32.0%
AA	13.7
A	18.6
BBB	25.8
B	0.2
CCC	0.2
NR	9.5
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

** Credit quality may be rated by Standard & Poor’s, Moody’s and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used, if none of the agencies rate the bond, the bond will be classified as not-rated.

6

Portfolio of Investments

Touchstone Arbitrage Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 82.5%

Information Technology — 17.1%
Accelrys, Inc.*	572,144	$7,128,914
ATMI, Inc.*	197,130	6,704,391
AutoNavi Holdings Ltd. ADR*	140,330	2,812,213
Compuware Corp.	250,000	2,625,000
LSI Corp.	725,469	8,030,942
Tokyo Electron Ltd. ADR	395,817	6,190,578
TriQuint Semiconductor, Inc.*	207,886	2,783,594
		36,275,632

Consumer Discretionary — 14.4%
Jones Group, Inc. (The)	206,665	3,093,775
Jos A Bank Clothiers, Inc.*	95,790	6,159,297
Liberty Interactive Corp. - Class A*	54,300	1,567,641
Omnicom Group, Inc.	86,420	6,274,092
Outerwall, Inc.*	39,955	2,896,738
Time Warner Cable, Inc.	33,680	4,620,222
Zale Corp.*	284,220	5,943,040
		30,554,805

Financials — 13.7%
BRE Properties, Inc. REIT	135,040	8,477,811
CapitalSource, Inc.	539,284	7,868,154
Hudson City Bancorp, Inc.	692,800	6,810,224
National Interstate Corp.	88,866	2,382,497
NorthStar Realty Finance Corp. REIT	80,515	1,299,512
Sterling Financial Corp.	67,260	2,241,776
Taylor Capital Group, Inc.*	2,000	47,840
		29,127,814

Health Care — 10.8%
Emeritus Corp.*	194,935	6,128,756
Forest Laboratories, Inc.*	81,000	7,473,870
Hi-Tech Pharmacal Co., Inc.*	141,029	6,110,787
Nordion, Inc. (Canada)*	270,970	3,121,574
		22,834,987

Industrials — 8.0%
Foster Wheeler AG (Switzerland)*	258,510	8,380,894
JetBlue Airways Corp.*	148,610	1,291,421
Schawk, Inc.	361,710	7,230,583
		16,902,898

Consumer Staples — 6.7%
Beam, Inc.	98,700	8,221,710
Safeway, Inc.	79,475	2,935,806
Shoppers Drug Mart Corp. (Canada)	55,770	3,091,889
		14,249,405

Energy — 4.7%
Baytex Energy Corp. (Canada)*	71,270	2,849,511
EPL Oil & Gas, Inc.*	159,650	6,162,490
Noble Energy, Inc.	13,350	948,384
		9,960,385

Utilities — 2.9%
UNS Energy Corp.	102,493	6,152,655

Materials — 2.5%
Ainsworth Lumber Co. Ltd. (Canada)*	900,000	3,116,610
AZ Electronic Materials SA (Luxemburg)	318,100	2,136,117
		5,252,727

Telecommunication Services — 1.7%
Ziggo N.V. (Netherlands)	80,000	3,554,355
Total Common Stocks		$174,865,663

Preferred Stocks— 2.9%

Financials — 2.6%
Citigroup Capital XIII, 7.88%(A)	4,380	121,501
CommonWealth REIT, 6.50%	53,850	1,352,174
Crown Castle International Corp. REIT, 4.50%	13,100	1,328,209
GMAC Capital Trust I, 8.13%(A)	95,887	2,617,715

Utilities — 0.3%
NextEra Energy, Inc., 5.80%	12,633	682,435
Total Preferred Stocks		$6,102,034

Exchange Traded Fund — 2.6%
PowerShares Senior Loan Portfolio	223,650	5,548,756

Principal
Amount

	Asset-Backed Security — 0.4%
$800,000	Taxable Newman Capital Trust, Ser
	2000-1, Class A, 144a,
	7.000%, 7/5/17	830,000

	Corporate Bonds — 4.5%

	Energy — 1.5%
500,000	Newfield Exploration Co.,
	7.125%, 5/15/18	515,000
1,450,000	Petrohawk Energy Corp.,
	7.250%, 8/15/18	1,538,450
1,115,000	Tesoro Corp., 9.750%, 6/1/19	1,186,806
		3,240,256

	Financials — 1.3%
1,100,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	1,199,000
1,120,000	PNC Preferred Funding Trust II, 144a,
	1.456%, 3/29/49(A)	1,064,000
400,000	Royal Bank of Scotland Group PLC,
	5.000%, 10/1/14	405,491
		2,668,491

	Consumer Staples — 1.1%
2,125,000	US Foods, Inc., 8.500%, 6/30/19	2,299,250

	Industrial — 0.3%
655,000	Texas Industries, Inc., 9.250%, 8/15/20	756,525

7

Touchstone Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 4.5% (Continued)

	Materials — 0.3%
$500,000	Dow Chemical Co. (The),
	8.550%, 5/15/19	$640,223
	Total Corporate Bonds	$9,604,745

	Number
	of
	Contracts

Purchased Call Options— 0.0%
National Oilwell VARCO, Inc., Strike
@85.00, Exp 01/15	35	10,150
OPRA Noble Equity Option, Strike
@40.00, Exp 01/15	340	22,100
		32,250

Purchased Put Option— 0.0%
Liberty Interactive Corp. - Class A, Strike
@27.00, Exp 07/14	543	46,155

Total Purchased Options
(Proceeds 125,180)		$78,405

	Shares

Investment Fund — 10.2%
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	21,596,453	21,596,453

Total Long Positions
(Cost $215,101,401)		218,626,056

Securities Sold Short— (36.5%)

Common Stocks— (36.2%)

Financials — (10.8%)
Crown Castle International Corp. REIT	(3,829)	(282,504)
Essex Property Trust, Inc., REIT	(40,121)	(6,822,576)
M&T Bank Corp.	(58,218)	(7,061,843)
MB Financial, Inc.	(1,240)	(38,390)
PacWest Bancorp	(152,995)	(6,580,315)
Umpqua Holdings Corp.	(112,348)	(2,094,167)
		(22,879,795)

Consumer Discretionary — (8.0%)
Comcast Corp.- Class A - Class A	(96,830)	(4,843,437)
Liberty Global, Inc. - Class A*	(18,256)	(759,450)
Liberty Global, Inc. - Series C*	(45,040)	(1,833,578)
Matthews International Corp. - Class A	(74,446)	(3,038,141)
Publicis Groupe SA (France)	(70,259)	(6,347,672)
		(16,822,278)

Health Care — (5.5%)
Actavis PLC*	(26,778)	(5,512,251)
Brookdale Senior Living, Inc.*	(185,187)	(6,205,616)
		(11,717,867)

		Market
	Shares	Value

Energy — (4.9%)
Amec PLC (Great Britain)	(232,606)	(4,350,965)
Baytex Energy Corp. (Canada)	(71,270)	(2,934,609)
Energy Select Sector SPDR Fund	(10,985)	(978,324)
Energy XXI (Bermuda) Ltd.	(93,235)	(2,197,549)
		(10,461,447)

Information Technology — (4.4%)
Applied Materials, Inc.	(321,544)	(6,565,928)
RF Micro Devices, Inc.*	(348,209)	(2,743,887)
		(9,309,815)

Consumer Staples — (0.8%)
Loblaw Cos. Ltd. (Canada)	(41,063)	(1,756,675)

Materials — (0.8%)
Louisiana-Pacific Corp.*	(102,600)	(1,730,863)

Industrials — (0.7%)
Southwest Airlines Co.	(57,717)	(1,362,698)

Utilities — (0.3%)
NextEra Energy, Inc.	(5,890)	(563,202)

Total Common Stocks		$(76,604,640)

Principal
Amount

	U.S. Treasury Obligation — (0.3)%
$(709,000)	U.S. Treasury Notes, 0.750%, 2/28/18	(692,660)

Total Securities Sold Short
(Proceeds $(73,689,734))		$(77,297,300)

	Number
	of
	Contracts

Written Call Options— 0.0%
National Oilwell VARCO, Inc., Strike @90.00, Exp 01/15	(35)	(6,230)
OPRA Noble Equity Option, Strike @45.00, Exp 01/15	(340)	(8,500)
		(14,730)

Written Put Options— 0.0%
National Oilwell VARCO, Inc., Strike
@60.00, Exp 01/15	(35)	(4,200)
Nextera Energy Option, Strike @90.00,
Exp 04/14	(38)	(760)
OPRA Noble Equity Option, Strike
@30.00, Exp 01/15	(340)	(78,880)
		(83,840)

Total Written Options
(Proceeds $(134,208))		$(98,570)

8

Touchstone Arbitrage Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —66.6%
(Cost $141,277,459)	$141,230,186

Cash Collateral for Securities
Sold Short and Written Options — 34.3%	72,733,295

Liabilities in Excess of Other Assets — (0.9%)	(1,957,188)

Net Assets — 100.0%	$212,006,293

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $1,894,000 or 0.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$174,865,663	$—	$—	$174,865,663
Preferred Stocks	6,102,034	—	—	6,102,034
Exchanged Traded Fund	5,548,756	—	—	5,548,756
Asset-Backed Security	—	830,000	—	830,000
Corporate Bonds	—	9,604,745	—	9,604,745
Purchased Options Equity Contracts	78,405	—	—	78,405
Investment Fund	21,596,453	—	—	21,596,453
				$218,626,056
Liabilities:
Securities Sold Short
Common Stocks	$(76,604,640)	$—	$—	$(76,604,640)
U.S. Treasury Obligations	—	(692,660)	—	(692,660)
				$(77,297,300)
Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$—	$4,623	$—	$4,623
Liabilities:
Forward Foreign Currency Contracts	$—	$(107,593)	$—	$(107,593)
Equity Contracts	(98,570)	—	—	(98,570)
				$(206,163)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown for forward currency contracts represent unrealized appreciation (depreciation).

Transactions in written options for the period ended March 31, 2014.

	Number of
	Contracts	Premium
Beginning of Period, September 30, 2013	—	$—
Call Options Written	375	41,764
Put Options Written	413	92,444
March 31, 2014	788	$134,208

9

Touchstone Arbitrage Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers
Harriman	04/11/2014	USD	1,667,556	CAD	1,850,453	$(5,880)
Brown Brothers
Harriman	04/25/2014	CAD	21,112	USD	19,030	56
Brown Brothers
Harriman	04/25/2014	USD	20,114	CAD	21,112	1,028
Brown Brothers
Harriman	04/29/2014	EUR	1,162,500	USD	1,616,375	(14,955)
Brown Brothers
Harriman	04/29/2014	USD	1,572,398	EUR	1,162,500	(29,022)
Brown Brothers
Harriman	04/30/2014	USD	1,581,883	CAD	1,746,000	3,539
Brown Brothers
Harriman	04/30/2014	USD	2,092,030	GBP	1,283,533	(47,334)
Brown Brothers
Harriman	07/31/2014	USD	1,201,772	EUR	880,000	(10,402)
						$(102,970)

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.6%

Brazil — 11.2%
Banco Bradesco SA (Preference)	593,730	$8,132,714
Gerdau SA (Preference)	501,828	3,206,923
Localiza Rent A Car SA	137,500	1,996,144
Lojas Americanas SA (Preference)	898,548	6,617,337
Odontoprev SA	1,699,993	6,825,446
Petroleo Brasileiro SA (Preference)	419,019	2,899,338
Totvs SA	349,667	5,421,457
Vale SA ADR†	150,956	2,087,721
Vale SA (Preference)	312,467	3,897,231
		41,084,311

Korea — 11.2%
BS Financial Group, Inc.	431,407	6,099,559
Kia Motors Corp.	102,809	5,727,440
POSCO	15,309	4,257,094
Samsung Electronics Co. Ltd.	12,710	16,036,009
Shinhan Financial Group Co. Ltd.	200,687	8,861,186
		40,981,288

India — 10.9%
Bharat Forge Ltd.*	1,038,971	7,337,904
Bharti Airtel Ltd.*	553,995	2,947,497
HCL Technologies Ltd.	152,200	3,544,134
ITC Ltd.	1,197,551	7,075,321
Lupin Ltd.	253,408	3,959,440
Mahindra & Mahindra Ltd.	249,915	4,103,841
Oil & Natural Gas Corp. Ltd.*	1,397,917	7,459,771
Reliance Industries Ltd.	231,551	3,608,625
		40,036,533

Mexico — 7.5%
America Movil SAB de CV, Series L ADR†	195,775	3,892,007
Fomento Economico Mexicano SAB de CV ADR	57,132	5,326,988
Grupo Financiero Banorte SAB de CV - Class O	1,091,038	7,378,327
Kimberly-Clark de Mexico SAB de CV - Class A	1,503,594	4,013,653
Wal-Mart de Mexico SAB de CV - Class A	2,930,755	6,981,462
		27,592,437

China — 6.7%
China BlueChemical Ltd.	7,002,931	3,611,387
Industrial & Commercial Bank of China - Class H	15,235,161	9,369,138
PetroChina Co. Ltd. - Class H	3,217,448	3,505,116
Weichai Power Co. Ltd. - Class H	2,121,579	8,027,893
		24,513,534

South Africa — 6.4%
Aveng Ltd.*	1,076,304	2,316,589
Foschini Group Ltd.	788,375	8,023,782
MTN Group Ltd.	300,295	6,148,232
Woolworths Holdings Ltd.	1,019,889	7,108,611
		23,597,214

Bermuda — 5.8%
Credicorp Ltd.	66,808	9,214,159
First Pacific Co. Ltd.	3,930,064	3,906,503
VTech Holdings Ltd.	615,977	7,917,605
		21,038,267

Hong Kong — 5.6%
China Overseas Land & Investment Ltd.	2,791,459	7,233,717
CNOOC Ltd.	4,269,577	6,418,264
Wharf Holdings Ltd.	1,080,496	6,909,379
		20,561,360

Taiwan — 5.1%
Giant Manufacturing Co. Ltd.	1,030,530	7,004,998
Taiwan Semiconductor Manufacturing Co. Ltd.	3,023,055	11,763,632
		18,768,630

Thailand — 4.3%
Kasikornbank PCL	556,216	3,172,009
PTT Exploration & Production PCL	1,383,269	6,694,613
Siam Cement PCL	106,712	1,368,440
Siam Cement PCL (Non- Voting)	113,725	1,465,384
Thai Oil PCL	1,960,451	3,202,956
		15,903,402

Malaysia — 2.9%
British American Tobacco Malaysia Bhd	358,803	6,495,922
CIMB Group Holdings Bhd	1,856,893	4,065,775
		10,561,697

United Kingdom — 2.8%
SABMiller PLC	204,995	10,235,567

South Korea — 2.4%
Hankook Tire Co. Ltd.	155,128	8,802,416

Turkey — 2.3%
Tupras Turkiye Petrol Rafine	63,199	1,337,998
Turkcell Iletisim Hizmetleri AS*	662,528	3,700,149
Turkiye Garanti Bankasi AS	978,579	3,347,758
		8,385,905

Indonesia — 2.2%
Bank Mandiri Persero Tbk PT	4,061,620	3,420,896
Telekomunikasi Indonesia Persero Tbk PT	24,005,570	4,692,386
		8,113,282

Luxembourg — 2.2%
Tenaris SA ADR*†	182,482	8,074,828

Chile — 1.8%
Enersis SA	21,431,675	6,694,773

Cayman Islands — 1.8%
ASM Pacific Technology Ltd.	89,943	873,165
Daphne International Holdings Ltd.†	4,902,070	1,997,105

11

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.6% (Continued)

Cayman Islands — (Continued)
Tingyi Cayman Islands Holding Corp.	1,242,800	$3,565,049
		6,435,319

Czech Republic — 1.4%
Komercni Banka A/S	22,074	5,273,043

Jersey — 1.4%
Randgold Resources Ltd. ADR	66,019	4,951,425

Singapore — 1.0%
Keppel Land Ltd.	1,352,589	3,612,926

Israel — 0.9%
Teva Pharmaceutical Industries Ltd. ADR	61,365	3,242,527

Canada — 0.7%
Eldorado Gold Corp.	475,243	2,643,821

United States — 0.1%
Southern Copper Corp.	7,925	230,697
Total Common Stocks		$361,335,202

Investment Funds— 4.6%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	15,337,555	15,337,555
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	1,499,630	1,499,630
Total Investment Funds		$16,837,185

Total Investment Securities —103.2%
(Cost $376,109,183)		$378,172,387

Liabilities in Excess of Other Assets — (3.2%)		(11,736,458)

Net Assets — 100.0%		$366,435,929

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $15,104,148.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
Brazil	$41,084,311	$—	$—	$41,084,311
Korea	40,981,288	—	—	40,981,288
India	40,036,533	—	—	40,036,533
Mexico	27,592,437	—	—	27,592,437
China	24,513,534	—	—	24,513,534
South Africa	23,597,214	—	—	23,597,214
Bermuda	21,038,267	—	—	21,038,267
Hong Kong	20,561,360	—	—	20,561,360
Taiwan	18,768,630	—	—	18,768,630
Thailand	15,903,402	—	—	15,903,402
Malaysia	10,561,697	—	—	10,561,697
United Kingdom	10,235,567	—	—	10,235,567
South Korea	8,802,416	—	—	8,802,416
Turkey	8,385,905	—	—	8,385,905
Indonesia	—	8,113,282	—	8,113,282
Luxembourg	8,074,828	—	—	8,074,828
Chile	6,694,773	—	—	6,694,773
Cayman Islands	6,435,319	—	—	6,435,319
Czech Republic	5,273,043	—	—	5,273,043
Jersey	4,951,425	—	—	4,951,425
Singapore	3,612,926	—	—	3,612,926
Israel	3,242,527	—	—	3,242,527
Canada	2,643,821	—	—	2,643,821
United States	230,697	—	—	230,697
Investment Funds	16,837,185	—	—	16,837,185
				$378,172,387

At March 31, 2014, equity securities valued at $8,113,282 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of several foreign markets.

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Global Real Estate Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.2%

United States — 41.0%
Annaly Capital Management, Inc. REIT†	5,993	$65,743
Apollo Commercial Real Estate Finance, Inc. REIT	17,625	293,104
Ashford Hospitality Trust, Inc. REIT*	15,070	405,534
AvalonBay Communities, Inc. REIT	543	71,307
Aviv REIT, Inc. REIT	12,058	294,818
Boston Properties, Inc. REIT	932	106,743
Campus Crest Communities, Inc. REIT	29,389	255,097
Chatham Lodging Trust REIT	4,300	86,946
Digital Realty Trust, Inc. REIT†	4,425	234,879
Douglas Emmett, Inc. REIT	1,642	44,564
EPR Properties REIT	5,470	292,043
Equity Residential REIT	728	42,217
Essex Property Trust, Inc. REIT	419	71,251
Extra Space Storage, Inc. REIT	987	47,879
General Growth Properties, Inc. REIT	2,340	51,480
Glimcher Realty Trust*	19,474	490,550
HCP, Inc. REIT	1,136	44,065
Kilroy Realty Corp. REIT	585	34,269
LaSalle Hotel Properties REIT	1,178	36,883
Macerich Co. (The) REIT	650	40,514
Mack-Cali Realty Corp. REIT	12,606	262,079
Omega Healthcare Investors, Inc. REIT†	8,257	276,775
ProLogis, Inc. REIT	1,829	74,678
Public Storage REIT	424	71,440
QTS Realty Trust, Inc. - Class A REIT†	6,050	151,794
Retail Opportunity Investments Corp. REIT	3,763	56,219
Sabra Health Care REIT, Inc. REIT	8,254	230,204
Simon Property Group, Inc. REIT	729	119,556
SL Green Realty Corp. REIT	762	76,672
Spirit Realty Capital, Inc. REIT	22,245	244,250
STAG Industrial, Inc. REIT	11,304	272,426
STAG Industrial, Inc. REIT*	4,613	124,090
Starwood Property Trust, Inc. REIT	14,017	330,661
Starwood Waypoint Residential Trust REIT*	2,129	61,294
Sunstone Hotel Investors, Inc.*	12,163	313,805
Taubman Centers, Inc. REIT	854	60,455
Terreno Realty Corp. REIT*	2,357	59,561
Ventas, Inc. REIT	1,576	95,458
Washington Real Estate Investment Trust REIT	3,700	88,356
		5,979,659

Japan — 9.3%
Aeon Mall Co. Ltd.	1,890	48,269
Japan Logistics Fund, Inc. REIT	18	40,459
Japan Retail Fund Investment Corp. REIT	91	179,152
Kenedix Realty Investment Corp. REIT	61	302,592
Mitsubishi Estate Co. Ltd.	7,000	165,887
Nippon Building Fund, Inc. REIT	12	62,665
Nomura Real Estate Master Fund, Inc.	105	107,935
Orix JREIT, Inc. REIT	138	172,208
Premier Investment Corp. REIT	70	271,617
		1,350,784

Australia — 8.8%
Australian Industrial REIT	45,000	83,049
CFS Retail Property Trust REIT	30,969	54,282
Charter Hall Retail REIT	78,340	260,097
Cromwell Property Group REIT	239,617	213,333
Dexus Property Group REIT	43,149	42,418
GPT Group REIT	10,647	36,139
Stockland REIT	80,949	281,521
Westfield Retail Trust REIT	110,846	306,341
		1,277,180

Singapore — 8.6%
Cambridge Industrial Trust REIT	246,000	140,806
CapitalCommercial Trust REIT	33,000	38,958
CapitaRetail China Trust REIT	79,640	88,637
Keppel REIT	132,000	119,628
Mapletree Commercial Trust REIT	238,000	230,829
Mapletree Greater China Commercial Trust REIT	200,000	129,581
Mapletree Logistics Trust REIT	224,000	186,088
Religare Health Trust	393,000	265,562
Suntec Real Estate Investment Trust REIT	38,000	50,147
		1,250,236

Canada — 6.2%
Crombie Real Estate Investment Trust REIT†	15,098	182,050
InnVest Real Estate Investment Trust REIT	76,200	364,630
Leisureworld Senior Care Corp.†	27,784	306,114
RioCan Real Estate Investment Trust REIT	1,958	47,166
		899,960

United Kingdom — 5.2%
British Land Co. PLC REIT	28,254	308,056
Great Portland Estates PLC REIT	3,398	35,746
Land Securities Group PLC REIT	2,234	38,026
Londonmetric Property PLC REIT	33,086	78,160
Primary Health Properties PLC REIT	18,384	105,738
Segro PLC REIT	34,967	193,539
		759,265

Hong Kong — 5.1%
Hang Lung Properties Ltd.	20,000	57,500
Hysan Development Co. Ltd.	17,000	73,970
Langham Hospitality Investments Ltd.*	438,000	219,099
Link REIT (The) REIT	13,500	66,399
Prosperity REIT	600,000	173,274
Yuexiu Real Estate Investment Trust REIT	309,000	152,976
		743,218

France — 3.8%
Altarea REIT	837	152,036
Fonciere Des Regions REIT	1,940	179,709
Mercialys SA REIT	7,035	147,316
Unibail-Rodamco SE REIT	310	80,503
		559,564

13

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 100.2% (Continued)

Mexico — 1.9%
Mexico Real Estate Management SA de CV REIT	142,719	$269,139

Germany — 1.8%
Alstria Office REIT-AG	16,585	222,315
LEG Immobilien AG	701	45,979
		268,294

Netherlands — 1.7%
Wereldhave N.V.	2,927	249,162

South Africa — 1.5%
Redefine Properties Ltd.	242,664	220,122

Greece — 1.5%
Hamborner Reit AG	20,566	217,908

Finland — 1.2%
Citycon Oyj	48,053	170,797

New Zealand — 0.9%
Kiwi Income Property Trust REIT	136,453	132,039

Thailand — 0.8%
Ticon Industrial Connection PCL	232,800	123,433

Bermuda — 0.6%
Hongkong Land Holdings Ltd.	13,000	84,110

Sweden — 0.3%
Hufvudstaden AB - Class A	3,208	45,253
Total Common Stocks		$14,600,123

Investment Fund — 7.5%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**∞Ω	1,090,981	1,090,981

Total Investment Securities —107.7%
(Cost $15,801,155)		$15,691,104

Liabilities in Excess of Other Assets — (7.7%)		(1,122,055)

Net Assets — 100.0%		$14,569,049

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $1,056,154.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,600,123	$—	$—	$14,600,123
Investment Fund	1,090,981	—	—	1,090,981
				$15,691,104

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone International Fixed Income Fund – March 31, 2014 (Unaudited)

Principal		Market
Amount(A)		Value

	Sovereign Government Obligations — 54.9%
$1,000,000	Brazil Notas do Tesouro Nacional Serie
	B (BRL), 6.000%, 5/15/17	$1,064,462
1,000,000	Brazil Notas do Tesouro Nacional Serie
	B (BRL), 6.000%, 8/15/22	1,037,841
300,000	Bundesrepublik Deutschland (EUR),
	1.500%, 9/4/22	419,466
1,100,000	Bundesrepublik Deutschland (EUR),
	1.500%, 5/15/23	1,523,397
500,000	Bundesrepublik Deutschland (EUR),
	2.250%, 9/4/20	747,163
400,000	Bundesrepublik Deutschland (EUR),
	4.750%, 7/4/28	734,784
300,000	Canadian Government Bond (CAD),
	3.250%, 6/1/21	292,999
580,000	Canadian Government Bond (CAD),
	4.000%, 6/1/16	557,393
570,000	Canadian Government Bond (CAD),
	5.000%, 6/1/14	519,137
2,500,000	Denmark Government Bond (DKK),
	4.000%, 11/15/19	540,722
75,000,000	Development Bank of Japan, Inc.
	(JPY), 1.050%, 6/20/23(B)	754,475
500,000	Ireland Government Bond (EUR),
	3.400%, 3/18/24	711,271
360,000	Ireland Government Bond (EUR),
	4.500%, 4/18/20	564,805
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	3.750%, 3/1/21	740,383
700,000	Italy Buoni Poliennali Del Tesoro (EUR),
	4.500%, 3/1/26	1,058,674
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	4.750%, 8/1/23	777,481
1,750,000	Italy Buoni Poliennali Del Tesoro Coupon Strip (EUR),
	4.922%, 5/1/29(C)	1,265,614
60,000,000	Japan Finance Organization for Municipalities (JPY),
	2.000%, 5/9/16(B)	603,805
4,950,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24(B)	490,678
450,000	Netherlands Government Bond (EUR),
	1.750%, 7/15/23	620,247
500,000	Netherlands Government Bond (EUR),
	3.250%, 7/15/21	778,934
700,000	New Zealand Government Bond
	(NZD), 6.000%, 4/15/15	623,759
200,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.375%, 6/16/14	277,655
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.750%, 6/14/19	747,021
2,000,000	South Africa Government Bond (ZAR),
	6.750%, 3/31/21	175,479
1,000,000	South Africa Government Bond (ZAR),
	8.000%, 12/21/18	95,636
450,000	Spain Government Bond (EUR),
	4.800%, 1/31/24	703,152
5,600,000	Sweden Government Bond, Ser 1049
	(SEK), 4.500%, 8/12/15	910,269
1,000,000	Turkey Government Bond (TRY),
	8.500%, 9/14/22	426,462
250,000	United Kingdom Gilt (GBP),
	8.000%, 12/7/15	469,225
	Total Sovereign Government Obligations	$20,232,389

	Corporate Bonds — 31.2%

	Financials — 26.9%
70,000,000	Asian Development Bank MTN (JPY),
	2.350%, 6/21/27(B)	794,875
300,000	Asian Development Bank MTN (NOK),
	2.000%, 8/29/17	50,030
200,000	Barclays Bank PLC, 5.200%, 7/10/14	202,616
200,000	BES Finance Ltd. MTN,
	3.500%, 12/6/15	218,899
100,000	Caixabank SA MTN (EUR),
	4.500%, 11/22/16	141,086
300,000	Derwent London Capital Jersey Ltd.
	(GBP), 2.750%, 7/15/16	633,179
50,000,000	Dexia Municipal Agency SA (JPY),
	1.800%, 5/9/17(B)	499,856
450,000	European Financial Stability Facility
	(EUR), 2.750%, 7/18/16	653,647
150,000	European Investment Bank (GBP),
	6.000%, 12/7/28	317,102
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26(B)	430,149
90,000,000	European Investment Bank (JPY),
	2.150%, 1/18/27(B)	988,968
85,000	European Union (EUR), 3.500%, 6/4/21	133,693
300,000	German Postal Pensions Securitisation
	PLC (EUR), 3.375%, 1/18/16	434,750
200,000	HSBC Bank PLC, 144a, 1.500%, 5/15/18	195,899
100,000	INTU Jersey Ltd, REIT. (GBP),
	2.500%, 10/4/18	176,217
500,000	KFW (EUR), 3.375%, 1/18/21	784,512
120,000,000	KFW (JPY), 2.050%, 2/16/26(B)	1,326,325
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	552,507
100,000	Magyar Nemzeti Vagyonkezelo Zrt
	(EUR), 3.375%, 4/2/19	142,284
2,200,000	Nordic Investment Bank (NOK),
	2.125%, 8/9/17	367,597
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	471,543
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	378,236
		9,893,970

	Industrials — 2.5%
200,000	Balfour Beatty Finance No.2 Ltd. (GBP),
	1.875%, 12/3/18	349,932

15

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 31.2% (Continued)

	Industrials — (Continued)
$250,000	Siemens Financieringsmaatschappij
	N.V., 1.050%, 8/16/17	$290,774
200,000	Xefin Lux SCA (EUR), 8.000%, 6/1/18	294,130
		934,836

	Consumer Discretionary — 1.0%
200,000	International Consolidated Airlines
	Group SA (EUR), 1.750%, 5/31/18	370,232

	Materials — 0.8%
100,000	Barminco Finance Pty Ltd., 144a,
	9.000%, 6/1/18	91,999
200,000	Glencore Finance Europe SA,
	5.000%, 12/31/14	218,099
		310,098
	Total Corporate Bonds	$11,509,136
Shares
	Investment Fund — 11.2%
4,110,523	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	4,110,523

	Total Investment Securities —97.3%
	(Cost $35,236,868)	$35,852,048

	Other Assets in Excess of
	Liabilities — 2.7%	997,377

	Net Assets — 100.0%	$36,849,425

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Amount shown represents units. One unit represents a principal amount of 100.

(C)	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SEK - Swedish Krona

TRY - Turkey Lira

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $287,898 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Sovereign
Government
Obligations	$—	$20,232,389	$—	$20,232,389
Corporate Bonds	—	11,509,136	—	11,509,136
Investment Fund	4,110,523	—	—	4,110,523
				$35,852,048
Other Financial Instruments*
Assets:
Forward Foreign
Currency
Contracts	$—	$330,060	$—	$330,060

Liabilities:
Forward Foreign
Currency
Contracts	$—	$(350,893)	$—	$(350,893)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

16

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
UBS AG	04/11/2014	AUD	312,000	NZD	(334,208)	$(650)
UBS AG	04/11/2014	BRL	1,285,500	USD	528,400	36,529
UBS AG	04/11/2014	CAD	768,000	MXN	(9,248,102)	(13,235)
UBS AG	04/11/2014	CAD	2,333,539	USD	2,077,000	33,309
UBS AG	04/11/2014	GBP	1,000,000	JPY	(172,343,600)	(2,847)
UBS AG	04/11/2014	GBP	850,000	USD	1,415,378	1,578
UBS AG	04/11/2014	GBP	100,500	USD	165,041	2,494
UBS AG	04/11/2014	HUF	114,018,200	USD	500,000	10,798
UBS AG	04/11/2014	JPY	70,515,200	AUD	(787,000)	(46,088)
UBS AG	04/11/2014	JPY	104,449,496	EUR	(764,000)	(40,482)
UBS AG	04/11/2014	JPY	170,394,800	GBP	(1,000,000)	(16,034)
UBS AG	04/11/2014	JPY	139,317,685	GBP	(845,000)	(58,758)
UBS AG	04/11/2014	JPY	359,510,200	USD	3,500,000	(16,671)
UBS AG	04/11/2014	MXN	9,321,710	CAD	(768,000)	18,868
UBS AG	04/11/2014	NOK	8,156,500	USD	1,324,597	37,011
UBS AG	04/11/2014	NZD	336,820	AUD	(312,000)	2,914
UBS AG	04/11/2014	SEK	6,700,000	USD	1,027,350	7,652
UBS AG	04/11/2014	USD	(526,197)	BRL	(1,285,500)	(38,731)
UBS AG	04/11/2014	USD	(2,077,000)	CAD	(2,211,411)	77,136
UBS AG	04/11/2014	USD	(326,022)	EUR	(239,000)	(3,230)
UBS AG	04/11/2014	USD	(549,989)	EUR	(404,000)	(6,570)
UBS AG	04/11/2014	USD	(661,428)	EUR	(483,500)	(4,653)
UBS AG	04/11/2014	USD	(715,353)	EUR	(519,177)	123
UBS AG	04/11/2014	USD	(995,451)	EUR	(725,500)	(4,014)
UBS AG	04/11/2014	USD	(1,105,935)	EUR	(809,500)	(9,251)
UBS AG	04/11/2014	USD	(337,390)	GBP	(205,000)	(4,346)
UBS AG	04/11/2014	USD	(800,000)	HKD	(6,205,980)	256
UBS AG	04/11/2014	USD	(500,000)	HUF	(110,340,500)	5,678
UBS AG	04/11/2014	USD	(1,027,236)	SEK	(6,700,000)	(7,767)
UBS AG	04/11/2014	USD	(500,000)	TRY	(1,129,100)	(25,872)
UBS AG	04/11/2014	USD	(525,000)	ZAR	(5,746,886)	(19,946)
UBS AG	04/11/2014	USD	(1,270,500)	ZAR	(13,716,383)	(30,151)
UBS AG	04/11/2014	ZAR	14,276,609	USD	1,270,500	83,274
UBS AG	04/11/2014	ZAR	3,491,000	USD	329,728	1,305
UBS AG	04/11/2014	ZAR	2,962,000	USD	270,590	10,281
UBS AG	07/15/2014	MXN	14,867,000	USD	1,130,966	(1,597)
UBS AG	07/15/2014	USD	(549,932)	DKK	(2,973,500)	—
UBS AG	07/15/2014	USD	(498,122)	EUR	(361,000)	854
						$(20,833)

See accompanying Notes to Financial Statements.

17

Portfolio of Investments

Touchstone Merger Arbitrage Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 81.6%

Financials — 21.2%
BRE Properties, Inc.	306,656	$19,251,864
CapitalSource, Inc.	1,125,900	16,426,881
Hudson City Bancorp, Inc.†	1,694,200	16,653,986
National Interstate Corp.†	225,332	6,041,151
Nicholas Financial, Inc.	511,015	8,038,266
North Valley Bancorp*	246,188	5,952,826
NorthStar Realty Finance Corp. REIT†	252,463	4,074,753
Sterling Financial Corp./WA	477,870	15,927,407
Taylor Capital Group, Inc.*	647,743	15,494,013
Tower Group International Ltd.	2,373,890	6,409,503
United Bancorp, Inc./MI*	456,730	5,617,779
United Financial Bancorp, Inc.	372,517	6,850,588
Washington Banking Co.	482,505	8,578,939
		135,317,956

Information Technology — 15.4%
Accelrys, Inc.*	1,037,737	12,930,203
ATMI, Inc.*†	532,765	18,119,337
AutoNavi Holdings Ltd. ADR*†	317,630	6,365,305
Compuware Corp.†	618,000	6,489,000
LSI Corp.†	1,591,401	17,616,809
Tokyo Electron Ltd. ADR	1,002,828	15,684,230
TriQuint Semiconductor, Inc.*	489,521	6,554,686
Xyratex Ltd.	1,128,148	14,936,680
		98,696,250

Consumer Discretionary — 10.9%
Jones Group, Inc./PA†	466,105	6,977,592
Jos A Bank Clothiers, Inc.*	202,265	13,005,640
Liberty Interactive Corp. - Class A*	167,385	4,832,405
Omnicom Group, Inc.	181,815	13,199,769
Outerwall, Inc.*†	106,035	7,687,538
Time Warner Cable, Inc.†	70,110	9,617,690
Zale Corp.*†	689,095	14,408,976
		69,729,610

Health Care — 7.9%
Emeritus Corp.*	407,220	12,802,997
Forest Laboratories, Inc.*†	167,600	15,464,452
Hi-Tech Pharmacal Co., Inc.*†	320,417	13,883,669
LCA-Vision, Inc.*	423,416	2,265,276
Nordion, Inc.*	556,880	6,415,258
		50,831,652

Consumer Staples — 6.3%
Beam, Inc.†	241,125	20,085,711
Safeway, Inc.	164,005	6,058,345
Shoppers Drug Mart Corp.	259,296	14,375,370
		40,519,426

Industrials — 6.1%
Foster Wheeler AG*†	622,445	20,179,667
JetBlue Airways Corp.*	338,230	2,939,219
Schawk, Inc.	806,595	16,123,834
		39,242,720

Energy — 5.6%
Baytex Energy Corp.*	171,900	6,872,890
EPL Oil & Gas, Inc.*	337,105	13,012,253
Equal Energy Ltd.	1,614,240	7,393,219
Noble Energy, Inc.†	54,205	3,850,723
Santonia Energy, Inc.*	3,134,797	4,388,716
		35,517,801

Materials — 3.7%
Ainsworth Lumber Co. Ltd.*	3,500,000	12,120,150
AZ Electronic Materials SA	1,681,900	11,294,355
		23,414,505

Utilities — 2.3%
UNS Energy Corp.†	240,635	14,445,319

Telecommunication Services — 2.2%
Ziggo NV	320,000	14,217,420
Total Common Stocks		$521,932,659

Preferred Stocks — 2.8%

Financials — 2.2%
Citigroup Capital XIII, 7.88%(A)	14,828	411,329
CommonWealth REIT, 6.50%	128,038	3,215,034
Crown Castle International Corp., 4.50%	37,000	3,751,430
GMAC Capital Trust I, 8.13%(A)	249,600	6,814,080
		14,191,873

Utilities — 0.6%
NextEra Energy, Inc., 5.80%	68,800	3,716,576
Total Preferred Stocks		$17,908,449

Principal
Amount

	Corporate Bonds — 4.9%

	Energy — 1.5%
$1,628,000	Newfield Exploration Co.,
	7.125%, 5/15/18	1,676,840
3,000,000	Petrohawk Energy Corp.,
	7.250%, 8/15/18	3,183,000
4,650,000	Tesoro Corp., 9.750%, 6/1/19	4,949,460
		9,809,300

	Financials — 1.4%
1,785,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	1,945,650
3,845,000	PNC Preferred Funding Trust II, 144a,
	1.456%, 3/29/49(A)	3,652,750
3,000,000	Royal Bank of Scotland Group PLC,
	5.000%, 10/1/14	3,041,181
		8,639,581

	Consumer Staples — 0.8%
4,650,000	US Foods, Inc., 8.500%, 6/30/19	5,031,300

18

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 4.9% (Continued)

	Materials — 0.6%
2,855,000	Dow Chemical Co. (The),
	8.550%, 5/15/19	$3,655,673

	Industrials — 0.5%
$2,800,000	Texas Industries, Inc., 9.250%, 8/15/20	3,234,000

	Utilities — 0.1%
558,000	AES Corp. (The), 8.000%, 10/15/17	660,532
	Total Corporate Bonds	$31,030,386

Shares

Exchange Traded Fund — 1.6%
PowerShares Senior Loan Portfolio†	423,030	10,495,374

	Number
	of
	Contracts

Purchased Call Options — 0.1%
National Oilwell VARCO, Inc.
Strike @ 85.00
Exp 01/15	585	169,650
Noble Corp.
Strike @ 40.00
Exp 01/15	971	63,115
		232,765

Purchased Put Option — 0.0%
Liberty Interactive Corp.
Strike @ 27.00
Exp 07/14	1,674	142,290

Total Purchased Options
(Proceeds 929,180)		$375,055

	Shares

Investment Fund — 16.0%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	102,670,316	102,670,316

Total Long Positions
(Cost $671,584,994)		$684,412,239

Securities Sold Short — (37.9%)

Common Stocks — (36.7%)

Financials — (15.5%)

Crown Castle International Corp. REIT	(10,816)	(798,004)
Essex Property Trust, Inc., REIT	(91,107)	(15,492,745)
Heritage Financial Corp./WA	(429,748)	(7,271,336)
M&T Bank Corp.	(142,362)	(17,268,511)
MB Financial, Inc.	(416,596)	(12,897,812)

		Market
	Shares	Value

Financials — (Continued)
Old National BanCorp./IN	(319,714)	(4,766,936)
PacWest Bancorp	(296,921)	(12,770,572)
Rockville Financial, Inc.	(501,557)	(6,816,160)
Trico Bancshares	(232,232)	(6,021,776)
Umpqua Holdings Corp.	(798,525)	(14,884,507)
		(98,988,359)

Consumer Discretionary — (6.3%)
Comcast Corp. - Class A	(201,567)	(10,082,381)
Liberty Global, Inc. - Class A*	(73,024)	(3,037,798)
Liberty Global, Inc. - Series C*	(180,160)	(7,334,314)
Matthews International Corp. - Class A	(166,016)	(6,775,113)
Publicis Groupe SA	(147,817)	(13,354,785)
		(40,584,391)

Energy — (4.2%)
Amec PLC	(560,069)	(10,476,258)
Baytex Energy Corp.	(171,900)	(7,078,144)
Energy XXI (Bermuda) Ltd.	(196,872)	(4,640,273)
Tourmaline Oil Corp.*	(94,427)	(4,438,805)
		(26,633,480)

Health Care — (3.8%)
Actavis PLC*	(55,410)	(11,406,147)
Brookdale Senior Living, Inc.*	(386,862)	(12,963,746)
		(24,369,893)

Information Technology — (3.6%)
Applied Materials, Inc.	(814,732)	(16,636,827)
RF Micro Devices, Inc.*	(819,948)	(6,461,190)
		(23,098,017)

Consumer Staples — (1.3%)
Loblaw Cos. Ltd.	(190,919)	(8,167,515)

Materials — (1.0%)
Louisiana-Pacific Corp.*	(399,000)	(6,731,131)

Utilities — (0.5%)
NextEra Energy, Inc.	(32,524)	(3,109,945)

Industrials — (0.5%)
Southwest Airlines Co.	(131,352)	(3,101,221)
Total Common Stocks		$(234,783,952)

Exchange Traded Fund — (0.6%)
Energy Select Sector SPDR Fund	(44,701)	(3,981,071)

Principal
Amount

U.S. Treasury Obligation — (0.6%)
$(4,065,000)	United States Treasury Note/Bond,
	0.750%, 2/28/18	(3,971,314)

Total Securities Sold Short
(Proceeds $(228,875,382))		$(242,736,337)

19

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Call Options — 0.0%
National Oilwell VARCO, Inc.
Strike @ 90.00
Exp 01/15	(585)	$(104,130)
Noble Corp.
Strike @ 45.00
Exp 01/15	(971)	(24,275)
		(128,405)

Written Put Options — (0.1%)
National Oilwell VARCO, Inc.
Strike @ 60.00
Exp 01/15	(585)	(70,200)
National Oilwell VARCO, Inc.
Strike @ 90.00
Exp 04/14	(206)	(4,120)
Noble Corp.
Strike @ 30.00
Exp 01/15	(971)	(225,272)
		(299,592)

Total Written Options
(Proceeds $(895,549))		$(427,997)

Total Investment Securities — 69.0%
(Cost $441,814,063)		$441,247,905

Cash Collateral for Securities
Sold Short and Written Options — 33.4%		213,705,981

Liabilities in Excess of Other Assets — (2.4%)		(15,246,223)

Net Assets — 100.0%		$639,707,663

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of March 31, 2014 was $212,357,573.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014 these securities were valued at $3,652,750 or 0.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$521,932,659	$—	$—	$521,932,659
Preferred Stocks	17,908,449	—	—	17,908,449
Corporate Bonds	—	31,030,386	—	31,030,386
Exchanged Traded Fund	10,495,374	—	—	10,495,374
Investment Fund	102,670,316	—	—	102,670,316
Purchased Options
Equity Contracts	375,055	—	—	375,055
				$684,412,239

Liabilities:
Securities Sold Short
Common Stocks	(234,783,952)	—	—	(234,783,952)
Exchange Traded Fund	(3,981,071)	—	—	(3,981,071)

U.S. Treasury Obligations	—	(3,971,314)	—	(3,971,314)
				$(242,736,337)

20

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments**
Assets:
Forward Foreign
Currency Contracts	$—	$22,805	$—	$22,805

Liabilities:
Forward Foreign
Currency Contracts	—	(568,423)	—	(568,423)
Equity Contracts	(427,997)	—	—	(427,997)
				$(996,420)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown for forward currency contracts represent unrealized appreciation (depreciation).

Transactions in written options for the period ended March 31, 2014.

	Number of
	Contracts	Premium

Beginning of Period, September 30, 2013	—	$—
Call Options Written	1,556	503,797
Put Options Written	1,762	391,752
March 31, 2014	3,318	$895,549

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers
Harriman	04/11/2014	USD	7,753,083	CAD	8,603,441	$(27,341)
Brown Brothers
Harriman	04/25/2014	CAD	176,088	USD	158,724	468
Brown Brothers
Harriman	04/25/2014	USD	167,767	CAD	176,088	8,575
Brown Brothers
Harriman	04/29/2014	EUR	6,587,500	USD	9,159,458	(84,748)
Brown Brothers
Harriman	04/29/2014	USD	8,910,253	EUR	6,587,500	(164,457)
Brown Brothers
Harriman	04/30/2014	USD	6,151,532	CAD	6,790,000	13,762
Brown Brothers
Harriman	04/30/2014	USD	11,061,263	GBP	6,786,467	(250,269)
Brown Brothers
Harriman	07/31/2014	USD	4,807,088	EUR	3,520,000	(41,608)
						$(545,618)

See accompanying Notes to Financial Statements.

21

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Consumer Discretionary — 24.2%
Cabela’s, Inc.*	195,792	$12,826,334
CarMax, Inc.*	333,399	15,603,073
Deckers Outdoor Corp.*†	247,208	19,709,894
Dollar Tree, Inc.*	196,850	10,271,632
Hasbro, Inc.	213,893	11,896,729
Service Corp. International	323,759	6,436,329
Tempur Sealy International, Inc.*	298,990	15,149,823
Whirlpool Corp.	96,831	14,472,361
		106,366,175

Financials — 18.5%
Alexander & Baldwin, Inc.	132,549	5,641,285
Alleghany Corp.*	42,973	17,506,341
Eaton Vance Corp.	198,986	7,593,306
M&T Bank Corp.†	153,321	18,597,837
MBIA, Inc.*	1,243,169	17,391,934
White Mountains Insurance Group Ltd. (Bermuda)	23,775	14,262,622
		80,993,325

Consumer Staples — 16.6%
Brown-Forman Corp. - Class B	157,227	14,101,690
Energizer Holdings, Inc.	162,047	16,324,615
Hershey Co. (The)	134,728	14,065,603
Lorillard, Inc.	232,238	12,559,431
Nu Skin Enterprises, Inc. - Class A	89,575	7,421,289
Pricesmart, Inc.	82,663	8,343,177
		72,815,805

Materials — 11.1%
Albemarle Corp.	235,662	15,652,670
NewMarket Corp.	55,470	21,676,567
Vulcan Materials Co.	168,195	11,176,558
		48,505,795

Industrials — 10.8%
Alliant Techsystems, Inc.	77,450	11,009,518
Cintas Corp.	355,565	21,195,230
Matson, Inc.	140,784	3,475,957
Old Dominion Freight Line, Inc.*	204,415	11,598,507
		47,279,212

Information Technology — 7.6%
Amphenol Corp. - Class A	189,056	17,326,982
Paychex, Inc.	376,758	16,049,891
		33,376,873

Energy — 6.5%
Atwood Oceanics, Inc.*	319,931	16,121,323
Kinder Morgan Management LLC*	171,487	12,290,509
		28,411,832

Health Care — 3.1%
Tenet Healthcare Corp.*	320,943	13,739,570
Total Common Stocks		$431,488,587

Investment Funds — 8.1%
Invesco Government & Agency
Portfolio, Institutional Class, 0.02%**∞Ω	28,588,759	$28,588,759
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	7,027,269	7,027,269
Total Investment Funds		$35,616,028

Total Investment Securities —106.5%
(Cost $411,432,868)		$467,104,615

Liabilities in Excess of Other Assets — (6.5%)		(28,460,118)

Net Assets — 100.0%		$438,644,497

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $28,255,508.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

LLC - Limited Liability Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$431,488,587	$—	$—	$431,488,587
Investment Funds	35,616,028	—	—	35,616,028
				$467,104,615

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.8%
Financials — 22.6%
Alexandria Real Estate Equities, Inc., REIT	65,884	$4,780,543
Allstate Corp. (The)	54,391	3,077,443
American Campus Communities, Inc., REIT	129,873	4,850,757
Ameriprise Financial, Inc.	36,185	3,982,883
Endurance Specialty Holdings Ltd.	61,226	3,295,796
Fifth Third Bancorp	244,435	5,609,783
Hancock Holding Co.	87,660	3,212,739
Hartford Financial Services Group, Inc.	123,945	4,371,540
Host Hotels & Resorts, Inc., REIT	195,173	3,950,302
PartnerRe Ltd.	35,640	3,688,740
Reinsurance Group of America, Inc.	55,405	4,411,900
SunTrust Banks, Inc.	120,827	4,807,706
TCF Financial Corp.	241,611	4,025,239
Unum Group	68,493	2,418,488
Willis Group Holdings PLC	81,028	3,575,766
Zions Bancorporation	116,163	3,598,730
		63,658,355

Consumer Discretionary — 11.9%
Abercrombie & Fitch Co. - Class A†	54,031	2,080,194
American Eagle Outfitters, Inc.	297,548	3,641,988
Bed Bath & Beyond, Inc.*	51,513	3,544,094
Cabela’s, Inc.*	39,458	2,584,894
Dollar General Corp.*	42,861	2,377,928
Harley-Davidson, Inc.	47,881	3,189,353
Hasbro, Inc.	55,020	3,060,212
Interpublic Group of Cos, Inc. (The)	139,184	2,385,614
Newell Rubbermaid, Inc.	115,839	3,463,586
PetSmart, Inc.†	51,141	3,523,103
Sally Beauty Holdings, Inc.*	132,366	3,626,828
		33,477,794

Industrials — 10.9%
Cintas Corp.	65,560	3,908,032
Clean Harbors, Inc.*	77,489	4,245,622
Dover Corp.	47,489	3,882,226
Fluor Corp.	46,266	3,596,256
Parker Hannifin Corp.	32,402	3,878,843
Regal-Beloit Corp.	51,669	3,756,854
Stanley Black & Decker, Inc.	51,846	4,211,969
Xylem, Inc.	88,892	3,237,447
		30,717,249

Information Technology — 10.1%
Cadence Design Systems, Inc.*	250,428	3,891,651
Citrix Systems, Inc.*	74,728	4,291,629
Diebold, Inc.	80,885	3,226,503
Fidelity National Information Services, Inc.	85,040	4,545,388
Juniper Networks, Inc.*	133,559	3,440,480
Microchip Technology, Inc.†	93,370	4,459,351
Synopsys, Inc.*	120,700	4,636,087
		28,491,089

Consumer Staples — 9.6%
Coca-Cola Enterprises, Inc.	62,424	2,981,370
Darling International, Inc.*	204,092	4,085,922
Ingredion, Inc.	29,420	2,002,914
JM Smucker Co. (The)	62,318	6,059,802
Kroger Co. (The)	97,389	4,251,030
Molson Coors Brewing Co. - Class B	76,372	4,495,256
Sysco Corp.	86,369	3,120,512
		26,996,806

Health Care — 9.4%
AmerisourceBergen Corp.	42,786	2,806,334
CareFusion Corp.*	96,561	3,883,683
Charles River Laboratories International, Inc.*	61,319	3,699,988
Cooper Cos, Inc. (The)	29,538	4,057,340
DENTSPLY International, Inc.	77,477	3,567,041
Patterson Cos., Inc.	109,669	4,579,777
Quest Diagnostics, Inc.†	65,569	3,797,756
		26,391,919

Utilities — 8.7%
AGL Resources, Inc.	78,068	3,822,209
Edison International	68,807	3,895,164
Great Plains Energy, Inc.	166,376	4,498,807
Portland General Electric Co.	133,197	4,307,591
SCANA Corp.	69,086	3,545,494
Xcel Energy, Inc.	143,500	4,356,660
		24,425,925

Materials — 8.0%
Air Products & Chemicals, Inc.	26,067	3,103,016
Albemarle Corp.	59,927	3,980,351
Allegheny Technologies, Inc.	118,576	4,467,944
Greif, Inc. - Class A	64,942	3,408,806
Nucor Corp.	51,827	2,619,337
Owens-Illinois, Inc.*	63,292	2,141,168
Silgan Holdings, Inc.	57,443	2,844,577
		22,565,199

Energy — 7.6%
EQT Corp.	46,266	4,486,414
McDermott International, Inc. (Panama)*†	159,279	1,245,562
Nabors Industries Ltd.	79,173	1,951,614
Newfield Exploration Co.*	114,521	3,591,379
Pioneer Natural Resources Co.	20,689	3,871,739
Range Resources Corp.†	16,656	1,381,948
Spectra Energy Corp.	136,747	5,051,434
		21,580,090
Total Common Stocks		$278,304,426

Exchange Traded Fund — 1.2%
iShares Russell Midcap Value Index Fund∞	48,562	3,337,666

23

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 6.5%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**∞Ω	12,608,180	$12,608,180
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	5,643,174	5,643,174
Total Investment Funds		$18,251,354

Total Investment Securities —106.5%
(Cost $263,095,312)		$299,893,446

Liabilities in Excess of Other Assets — (6.5)%		(18,255,765)

Net Assets — 100.0%		$281,637,681

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $12,400,092.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$278,304,426	$—	$—	$278,304,426
Exchanged Traded Fund	3,337,666	—	—	3,337,666
Investment Funds	18,251,354	—	—	18,251,354
				$299,893,446

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 99.0%

Energy — 22.4%
Ensco PLC- Class A (United Kingdom)	42,562	$2,246,422
Golar Lng Ltd. (Bermuda)	37,425	1,560,248
Kinder Morgan Management LLC*	3	214
Kinder Morgan, Inc. Delaware	284,930	9,257,376
LinnCo LLC	97,232	2,630,126
Pembina Pipeline Corp. (Canada)	51,368	1,956,093
Seadrill Ltd. (Bermuda)	105,671	3,715,392
Spectra Energy Corp.	119,614	4,418,541
Total SA, ADR	52,836	3,466,042
Williams Cos., Inc. (The)	148,645	6,032,014
		35,282,468

Financials — 16.9%
Bank of Montreal (Canada)	46,231	3,097,939
CME Group, Inc. IL	56,138	4,154,773
Digital Realty Trust, Inc., REIT	66,778	3,544,576
HCP, Inc., REIT	57,972	2,248,734
Hospitality Properties Trust, REIT	117,780	3,382,642
Omega Healthcare Investors, Inc., REIT	95,765	3,210,043
People's United Financial, Inc.	157,039	2,335,170
Senior Housing Properties Trust, REIT	66,778	1,500,502
Ventas, Inc., REIT	52,102	3,155,818
		26,630,197

Health Care — 16.3%
Baxter International, Inc.	42,929	3,158,716
GlaxoSmithKline PLC, ADR	78,887	4,214,932
Johnson & Johnson	51,368	5,045,879
Merck & Co., Inc.	120,348	6,832,156
Novartis AG, ADR	38,159	3,244,278
Pfizer, Inc.	98,333	3,158,457
		25,654,418

Information Technology — 13.4%
Cisco Systems, Inc.	137,960	3,091,684
Intel Corp.	269,315	6,951,020
Maxim Integrated Products, Inc.	84,023	2,782,842
Microchip Technology, Inc.	84,390	4,030,466
Microsoft Corp.	105,304	4,316,411
		21,172,423

Utilities — 11.5%
American Water Works Co., Inc.	129,888	5,896,915
NiSource, Inc.	159,975	5,683,912
ONE Gas, Inc.*	28,282	1,016,172
ONEOK, Inc.	94,962	5,626,498
		18,223,497

Telecommunication Services — 6.1%
AT&T, Inc.	86,959	3,049,652
BCE, Inc. (Canada)	31,555	1,361,283
Verizon Communications, Inc.	41,590	1,978,436
Vodafone Group PLC, ADR	86,258	3,175,158
		9,564,529

Materials — 5.5%
International Paper Co.	77,419	3,551,984
Potash Corp. of Saskatchewan, Inc.	140,161	5,076,631
		8,628,615

Industrials — 3.9%
General Electric Co.	237,027	6,136,629

Consumer Discretionary — 3.0%
Darden Restaurants, Inc.	59,546	3,022,555
Mattel, Inc.	41,276	1,655,580
		4,678,135

Total Common Stocks		$155,970,911
Investment Fund — 1.0%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	1,687,737	1,687,737

Total Investment Securities —100.0%
(Cost $132,436,761)		$157,658,648

Liabilities in Excess of Other Assets — 0.0%		(74,649)

Net Assets — 100.0%		$157,583,999

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

25

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$155,970,911	$—	$—	$155,970,911
Investment
Fund	1,687,737	—	—	1,687,737

				$157,658,648

See accompanying Notes to Financial Statements.

26

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.9%

Information Technology — 35.4%
ARM Holdings PLC ADR	3,910,000	$199,292,700
ASML Holding NV†	1,895,000	176,917,200
Baidu, Inc. ADR*	1,549,000	236,036,620
Facebook, Inc. - Class A*	3,560,000	214,454,400
Google, Inc. - Class A*	326,000	363,330,260
LinkedIn Corp. - Class A*	984,000	181,980,960
Salesforce.com, Inc.*	4,265,000	243,488,850
Splunk, Inc.*	1,789,000	127,895,610
Visa, Inc. - Class A	2,095,000	452,226,700
		2,195,623,300

Consumer Discretionary — 25.3%
Amazon.com, Inc.*	1,100,000	370,172,000
Chipotle Mexican Grill, Inc.*	475,000	269,823,750
Las Vegas Sands Corp.	2,458,000	198,557,240
NIKE, Inc. - Class B	2,647,000	195,507,420
priceline.com, Inc.*	264,000	314,658,960
Starbucks Corp.	1,479,000	108,529,020
Ulta Salon Cosmetics & Fragrance, Inc.*	1,140,202	111,146,891
		1,568,395,281

Health Care — 18.0%
Alexion Pharmaceuticals, Inc.*	1,072,000	163,083,360
athenahealth, Inc.*†	814,000	130,435,360
Biogen Idec, Inc.*	757,000	231,543,590
BioMarin Pharmaceutical, Inc.*	1,358,000	92,629,180
Cerner Corp.*	2,843,000	159,918,750
Intuitive Surgical, Inc.*	349,000	152,858,510
Regeneron Pharmaceuticals, Inc.*	633,000	190,077,240
		1,120,545,990

Energy — 12.1%
FMC Technologies, Inc.*	2,775,000	145,104,750
National Oilwell Varco, Inc.	2,160,000	168,199,200
Schlumberger Ltd. (CW)	2,436,000	237,510,000
Southwestern Energy Co.*	4,395,000	202,213,950
		753,027,900

Materials — 3.5%
Monsanto Co.	1,901,000	216,276,770

Financials — 2.6%
Charles Schwab Corp. (The)	5,884,000	160,809,720
Total Common Stocks		$6,014,678,961

Investment Funds— 5.5%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	159,916,330	159,916,330
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	183,747,761	183,747,761
Total Investment Funds		$343,664,091

Total Investment Securities —102.4%
(Cost $4,155,984,054)		$6,358,343,052

Liabilities in Excess of Other Assets — (2.4%)		(151,435,781)

Net Assets — 100.0%		$6,206,907,271

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $158,652,865.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviation:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$6,014,678,961	$—	$—	$6,014,678,961
Investment
Funds	343,664,091	—	—	343,664,091
				$6,358,343,052

See accompanying Notes to Financial Statements.

27

Portfolio of Investments

Touchstone Small Cap Core Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.5%

Financials — 23.0%

Alexander & Baldwin, Inc.	599,978	$25,535,064
Corrections Corp. of America REIT	970,980	30,411,094
Eaton Vance Corp.	1,024,190	39,083,090
First Industrial Realty Trust, Inc. REIT	1,626,681	31,427,477
MBIA, Inc.*	1,908,624	26,701,650
Montpelier Re Holdings Ltd. (Bermuda)	624,962	18,598,869
Tejon Ranch Co.*	473,769	16,027,605
White Mountains Insurance Group Ltd.
(Bermuda)	35,294	21,172,871
		208,957,720

Consumer Discretionary — 22.9%

American Eagle Outfitters, Inc.	747,519	9,149,633
Cabela's, Inc.*	649,326	42,537,346
Columbia Sportswear Co.†	275,361	22,758,587
Deckers Outdoor Corp.*†	437,840	34,908,983
Service Corp. International	2,142,020	42,583,358
Sturm Ruger & Co., Inc.†	403,032	24,101,314
Tempur Sealy International, Inc.*	623,900	31,613,013
		207,652,234

Materials — 17.6%

Albemarle Corp.	623,853	41,436,316
Martin Marietta Materials, Inc.†	135,922	17,445,589
NewMarket Corp.	133,293	52,088,239
Olin Corp.†	1,263,500	34,885,235
Tredegar Corp.	601,515	13,840,860
		159,696,239

Industrials — 16.0%

Alliant Techsystems, Inc.	208,500	29,638,275
Kaman Corp.	260,778	10,608,449
Matson, Inc.	646,835	15,970,356
MRC Global, Inc.*	962,200	25,940,911
Old Dominion Freight Line, Inc.*	905,194	51,360,708
Ritchie Bros Auctioneers, Inc. (Canada)†	491,475	11,859,292
		145,377,991

Information Technology — 5.7%

Advent Software, Inc.	630,695	18,517,205
Conversant, Inc.*	776,075	21,846,511
Micrel, Inc.	1,071,255	11,869,505
		52,233,221

Energy — 5.0%

Atwood Oceanics, Inc.*	656,056	33,058,662
Kinder Morgan Management LLC*	2	155
World Fuel Services Corp.	277,794	12,250,715
		45,309,532

Consumer Staples — 4.5%

Pricesmart, Inc.	400,645	$40,437,100

Health Care — 3.8%

Tenet Healthcare Corp.*	806,267	34,516,290
Total Common Stocks		$894,180,327

Warrants—0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 08/31/16*	69,345	253,110

Investment Funds— 14.2%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	115,115,695	115,115,695
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	13,724,167	13,724,167
Total Investment Funds		$128,839,862

Total Investment Securities —112.7%
(Cost $784,879,753)		$1,023,273,299

Liabilities in Excess of Other Assets — (12.7%)		(115,757,199)

Net Assets — 100.0%		$907,516,100

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $114,067,841.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

28

Touchstone Small Cap Core Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$894,180,327	$—	$—	$894,180,327
Warrants
Equity
Contract	253,110	—	—	253,110
Investment
Funds	128,839,862	—	—	128,839,862
				$1,023,273,299

See accompanying Notes to Financial Statements.

29

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.0%

Financials — 26.3%
Astoria Financial Corp.	83,560	$1,154,799
Brookline Bancorp, Inc.	137,250	1,292,895
Capitol Federal Financial, Inc.	111,947	1,404,935
Capstead Mortgage Corp. REIT†	39,750	503,235
Chemical Financial Corp.	30,800	999,460
CVB Financial Corp.	41,530	660,327
Dime Community Bancshares, Inc.	20,635	350,382
First Financial Bancorp	79,079	1,421,840
FNB Corp.	79,605	1,066,707
Hancock Holding Co.	47,013	1,723,026
Healthcare Realty Trust, Inc. REIT	31,040	749,616
Iberiabank Corp.	11,656	817,668
Infinity Property & Casualty Corp.	17,960	1,214,635
National Bank Holdings Corp. - Class A	62,970	1,263,808
National Penn Bancshares, Inc.	125,455	1,311,005
New Residential Investment Corp., REIT	213,678	1,382,497
Northfield Bancorp, Inc.	31,380	403,547
Northwest Bancshares, Inc.	30,220	441,212
Old National Bancorp.	51,730	771,294
Susquehanna Bancshares, Inc.	103,460	1,178,409
Washington Federal, Inc.	38,990	908,467
Westamerica Bancorporation†	21,505	1,162,990
		22,182,754

Industrials — 21.1%
ABM Industries, Inc.	53,205	1,529,112
Acacia Research Corp.†	74,610	1,140,041
Astec Industries, Inc.	20,590	904,107
Briggs & Stratton Corp.†	24,960	555,360
CLARCOR, Inc.	16,930	970,936
Con-way, Inc.	35,385	1,453,616
Forward Air Corp.	20,390	940,183
General Cable Corp.	36,750	941,168
Granite Construction, Inc.	49,470	1,975,337
Harsco Corp.	28,560	669,161
Herman Miller, Inc.	4,910	157,758
Knight Transportation, Inc.	42,960	993,665
Knoll, Inc.	37,510	682,307
Quanex Building Products Corp.	59,920	1,239,146
Regal-Beloit Corp.	18,845	1,370,220
Resources Connection, Inc.	74,685	1,052,312
Simpson Manufacturing Co., Inc.	32,960	1,164,477
		17,738,906

Consumer Discretionary — 11.8%
Abercrombie & Fitch Co. - Class A	46,970	1,808,345
American Eagle Outfitters, Inc.	118,465	1,450,012
Chico's FAS, Inc.	92,060	1,475,722
Ethan Allen Interiors, Inc.†	44,205	1,125,017
Guess?, Inc.	24,480	675,648
MDC Holdings, Inc.	61,495	1,739,079
Meredith Corp.	12,955	601,501
Stage Stores, Inc.	43,520	1,064,064
		9,939,388

Information Technology — 11.5%
ADTRAN, Inc.	39,170	$956,140
Brooks Automation, Inc.	94,736	1,035,464
Cohu, Inc.	59,856	642,853
Diebold, Inc.	30,455	1,214,851
Intersil Corp. - Class A	83,557	1,079,556
Micrel, Inc.	184,626	2,045,656
MKS Instruments, Inc.	39,825	1,190,369
Tessera Technologies, Inc.	65,025	1,536,541
		9,701,430

Utilities — 7.3%
California Water Service Group	35,280	844,603
Hawaiian Electric Industries, Inc.†	33,640	855,129
Laclede Group, Inc./The	12,005	566,036
Northwest Natural Gas Co.	25,430	1,119,174
Piedmont Natural Gas Co., Inc.†	22,690	802,999
Portland General Electric Co.	29,820	964,379
UIL Holdings Corp.	27,330	1,006,017
		6,158,337

Materials — 6.9%
Axiall Corp.	33,670	1,512,456
Cabot Corp.	20,270	1,197,146
Greif, Inc. - Class A	22,560	1,184,174
Haynes International, Inc.	10,535	568,890
Kronos Worldwide, Inc.	78,350	1,306,878
		5,769,544

Energy — 6.8%
Comstock Resources, Inc.	215	4,913
Delek U.S. Holdings, Inc.	59,680	1,733,107
PBF Energy, Inc. - Class A	44,910	1,158,678
Precision Drilling Corp. (Canada)	55,270	661,582
Tidewater, Inc.	34,305	1,667,909
Tsakos Energy Navigation Ltd.	59,290	460,090
		5,686,279

Consumer Staples — 3.4%
Dean Foods Co.	65,975	1,019,974
Snyder's-Lance, Inc.	12,900	363,651
Universal Corp.†	26,850	1,500,646
		2,884,271

Health Care — 0.9%
STERIS Corp.	15,475	738,931
Total Common Stocks		$80,799,840

Investment Funds— 6.7%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	5,379,679	5,379,679
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	260,833	260,833
Total Investment Funds		$5,640,512

30

Touchstone Small Cap Value Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —102.7%
(Cost $79,495,245)	$86,440,352

Liabilities in Excess of Other Assets — (2.7%)	(2,255,757)

Net Assets — 100.0%	$84,184,595

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $5,204,279.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$80,799,840	$—	$—	$80,799,840
Investment
Funds	5,640,512	—	—	5,640,512
				$86,440,352

See accompanying Notes to Financial Statements.

31

Portfolio of Investments

Touchstone Total Return Bond Fund – March 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 38.3%

	Industrials — 11.3%
$53,805	Astro Offshore Corp.,
	6.000%, 12/20/19	$57,448
104,027	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	110,551
115,986	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	124,357
434,459	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	466,013
947,885	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,028,703
372,000	Canal Barge Co., Inc., 4.500%, 11/12/34	414,490
1,822,428	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	2,082,124
680,388	CSX Transportation, Inc.,
	6.251%, 1/15/23	787,889
1,591,122	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,734,323
1,332,505	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,479,080
115,252	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	140,608
182,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	200,781
1,027,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,148,077
1,219,396	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,402,305
147,001	Sterling Equipment, 6.125%, 9/28/19	162,314
83,696	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	96,383
959,227	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,027,768
546,926	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	628,539
1,686,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,863,873
1,625,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,827,820
		16,783,446

	Financials — 10.2%
1,885,000	American Express Co.,
	2.650%, 12/2/22	1,790,776
1,216,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,432,206
713,250	EJM Airport LLC, 6.271%, 5/15/20	816,975
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,923,058
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,833,181
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,698,654
2,000,000	Torchmark Corp., 3.800%, 9/15/22	1,996,474
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,669,999
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	1,922,500
		15,083,823

	Utilities — 7.8%
1,689,490	Bruce Mansfield Unit, 6.850%, 6/1/34	1,830,911
450,000	California Water Service Co.,
	5.500%, 12/1/40	516,676
1,600,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,941,699
1,780,000	Dominion Resources, Inc.,
	2.534%, 9/30/66(A)	1,644,713
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,796,788
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	1,965,000
1,800,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	1,856,932
		11,552,719

	Energy — 3.1%
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,406,492
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,567,754
1,500,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	1,567,499
		4,541,745

	Telecommunication Services — 2.2%
1,500,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	1,550,414
1,500,000	Verizon Communications, Inc.,
	6.000%, 4/1/41	1,700,066
		3,250,480

	Consumer Staples — 2.1%
1,285,529	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,391,585
1,508,308	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,694,141
		3,085,726

	Transportation — 0.8%
1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,188,095

	Health Care — 0.8%
1,075,000	HCA, Inc., 7.250%, 9/15/20	1,162,344
	Total Corporate Bonds	56,648,378

	Asset-Backed Securities — 21.3%
1,365,277	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,405,061

32

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 21.3% (Continued)

$1,312,076	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	$1,314,118
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	640,250
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,536,078
61,436	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	66,453
336,068	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	363,123
328,233	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	352,456
99,715	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	107,350
79,870	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	84,949
651,546	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	701,930
42,272	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	43,073
374,532	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	396,785
342,166	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	370,554
1,647,766	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	1,798,382
584,231	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	638,453
1,429,462	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,544,015
1,116,307	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	1,201,178
1,209,668	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,320,319
1,554,967	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,710,947
619,285	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	687,728
1,409,561	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,534,673
842,402	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	926,681
1,032,723	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,182,056
1,216,293	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,329,431
1,171,637	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,278,076
309,718	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	331,640
1,498,998	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,608,502
999,977	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	1,098,718
1,537,894	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,609,068
1,472,155	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,544,443
1,039,845	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,048,504
1,704,382	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,684,743
	Total Asset-Backed Securities	$31,459,737

	U.S. Government Mortgage-Backed
	Obligations — 15.8%
378,384	FHLMC, Pool #A89148,
	4.000%, 10/1/39	392,670
227,686	FNMA, Pool #465711, 4.680%, 8/1/28	240,477
1,634,448	FNMA, Pool #469616, 3.500%, 11/1/21	1,704,439
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,736,089
117,276	FNMA, Pool #874210, 5.260%, 1/1/25	130,061
108,957	FNMA, Pool #888829, 5.832%, 6/1/37	122,635
171,526	FNMA, Pool #958736, 4.940%, 5/1/19	190,130
319,257	FNMA, Pool #AB1152, 4.000%, 6/1/25	338,053
442,164	FNMA, Pool #AD0101, 4.879%, 7/1/19	490,891
492,690	FNMA, Pool #AD0166, 4.864%, 8/1/19	547,221
187,572	FNMA, Pool #AD0342, 4.637%, 10/1/19	206,592
450,733	FNMA, Pool #AD0786, 4.501%, 1/1/20	494,628
524,603	FNMA, Pool #AD0910, 4.602%, 4/1/20	575,289
103,117	FNMA, Pool #AD1608, 4.000%, 2/1/25	109,220
547,128	FNMA, Pool #AE0209, 4.331%, 6/1/20	596,798

33

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 15.8% (Continued)
$1,459,365	FNMA, Pool #AE0446, 4.087%, 9/1/20	$1,574,152
814,697	FNMA, Pool #AE2771, 3.500%, 8/1/26	855,272
618,310	FNMA, Pool #AE8886, 3.500%, 12/1/25	648,665
359,427	FNMA, Pool #AH1519, 3.500%, 12/1/25	377,085
380,659	FNMA, Pool #AH8854, 4.500%, 4/1/41	406,607
632,192	FNMA, Pool #AI1856, 4.500%, 5/1/41	678,492
343,325	FNMA, Pool #AL0247, 4.000%, 4/1/41	358,172
1,980,532	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,981,182
1,408,527	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,361,607
1,903,682	GNMA, Pool #5276, 3.000%, 1/20/27	1,974,207
2,021,240	GNMA, Pool #710077, 4.700%, 5/20/61	2,202,109
279,311	GNMA, Pool #751408, 4.826%, 6/20/61	310,177
790,013	GNMA, Pool #751409, 4.626%, 7/20/61	860,972
515,500	GNMA, Pool #752631,
	4.500%, 10/20/40	558,400
710,097	GNMA, Pool #756686, 4.697%, 9/20/61	776,031
550,909	GNMA, Pool #757327, 4.295%, 7/20/61	598,328
	Total U.S. Government
	Mortgage-Backed Obligations	$23,396,651

	Agency Collateralized Mortgage
	Obligations — 8.2%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.771%, 4/25/44(A)	1,064,439
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.037%, 5/25/45(A)	992,879
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.819%, 6/25/47(A)	1,051,502
31,456	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	31,701
239,834	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	243,211
77,546	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	78,807
34,919	GNMA, Ser 2010-22, Class AD,
	3.633%, 10/16/39	34,905
290,483	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	293,318
1,500,000	GNMA, Ser 2011-1, Class B,
	4.344%, 6/16/41(A)	1,560,173
943,517	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	950,905
913,986	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	920,228
343,601	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	344,391
573,803	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	574,290
2,388,310	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	2,350,985
1,705,893	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,667,548
	Total Agency Collateralized
	Mortgage Obligations	$12,159,282

	Commercial Mortgage-Backed Securities — 4.6%
1,675,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.694%, 12/10/49(A)	1,865,898
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	484,931
1,190,750	Commercial Mortgage Trust, Ser
	2005-GG5, Class A5,
	5.224%, 4/10/37(A)	1,248,166
1,298,467	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.819%, 8/10/45(A)	1,439,891
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	210,586
107,424	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	107,253
1,400,000	ML-CFC Commercial Mortgage Trust,
	Ser 2006-3, Class AM,
	5.456%, 7/12/46(A)	1,520,539
	Total Commercial
	Mortgage-Backed Securities	$6,877,264

	Municipal Bonds — 4.8%

	California—0.9%
1,394,421	CA State HFA Resiential Mortgage Rev,
	Ser A, 2.900%, 2/1/42	1,345,783

	Florida—1.0%
1,519,648	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,479,758

	Missouri—1.0%
1,505,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	1,430,969

	Texas—0.9%
1,445,000	TX State Dept of Housing, Ser A,
	2.800%, 3/1/36	1,384,772

	Virginia—1.0%
1,498,091	VA State Housing Development
	Authority, Pass Thru Ser C,
	2.750%, 4/25/42	1,406,048
	Total Municipal Bonds	$7,047,330

	U.S. Treasury Obligations — 2.4%
4,150,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,598,655

34

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 2.4% (Continued)

$5,650,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	$1,900,264
	Total U.S. Treasury Obligations	$3,498,919

	U.S. Government Agency Obligations — 1.3%
25,195	FHA USGI, 7.430%, 8/1/23	25,195
36,583	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	38,542
125,998	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	136,126
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,738,762
	Total U.S. Government Agency
	Obligations	$1,938,625

	Sovereign Government Obligations — 1.2%
7,317	Ecuador Government AID Bond,
	7.050%, 5/1/15	7,588
1,505,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,830,507
	Total Sovereign Government
	Obligations	$1,838,095

Shares

	Investment Fund — 1.7%
2,487,314	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	2,487,314

	Total Investment Securities —99.6%
	(Cost $147,536,809)	$147,351,595

	Other Assets in Excess of
	Liabilities — 0.4%	545,124

	Net Assets — 100.0%	$147,896,719

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

^	Affiliated Fund. See Note4 in Notes to Financial Statements.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

AID - Agency for International Development

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $10,693,056 or 7.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

35

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate
Bonds	$—	$56,648,378	$—	$56,648,378
Asset-Backed
Securities	—	31,459,737	—	31,459,737
U.S.
Government
Mortgage-Backed
Obligations	—	23,396,651	—	23,396,651
Agency
Collateralized
Mortgage
Obligations	—	12,159,282	—	12,159,282
Commercial
Mortgage-Backed
Securities	—	6,877,264	—	6,877,264
Municipal
Bonds	—	7,047,330	—	7,047,330
U.S. Treasury
Obligations	—	3,498,919	—	3,498,919
U.S.
Government
Agency
Obligations	—	1,938,625	—	1,938,625
Sovereign
Government
Obligations	—	1,838,095	—	1,838,095
Investment
Fund	2,487,314	—	—	2,487,314
				$147,351,595

See accompanying Notes to Financial Statements.

36

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 28.6%

	Financials — 6.7%
$250,000	American International Group, Inc.,
	3.000%, 3/20/15	$255,973
3,750,000	Arden Realty LP, 5.250%, 3/1/15	3,867,109
3,000,000	Bank of America Corp.,
	5.000%, 1/15/15	3,103,437
500,000	Bank of America Corp.,
	5.450%, 9/15/16	540,107
134,000	Bank of America Corp.,
	7.800%, 9/15/16	153,253
500,000	Barclays Bank PLC, 5.200%, 7/10/14	506,542
1,247,000	Citigroup, Inc., 5.000%, 9/15/14	1,271,148
5,200,000	Duke Realty LP, 7.375%, 2/15/15	5,495,100
720,000	ERP Operating LP, REIT,
	5.250%, 9/15/14	734,789
370,000	Farmers Insurance Exchange, 144a,
	6.000%, 8/1/14	375,288
1,650,000	General Electric Capital Corp.,
	1.000%, 12/11/15	1,661,626
3,500,000	Genworth Financial, Inc.,
	5.750%, 6/15/14	3,538,857
1,450,000	Goldman Sachs Group, Inc. (The)
	MTN, 6.000%, 5/1/14	1,456,381
525,000	Hartford Financial Services Group, Inc.,
	5.500%, 10/15/16	581,021
500,000	HSBC Finance Corp., 5.500%, 1/19/16	540,000
625,000	JPMorgan Chase & Co., 4.750%, 3/1/15	648,605
7,200,000	Kayne Anderson MLP Investment Co.,
	1.485%, 8/19/16(A)	7,216,819
555,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	592,597
700,000	Kimco Realty Corp., 4.820%, 6/1/14	704,233
1,750,000	Mack-Cali Realty LP, REIT,
	2.500%, 12/15/17	1,757,290
1,000,000	Mack-Cali Realty LP, REIT,
	5.125%, 1/15/15	1,030,651
600,000	Mellon Funding Corp.,
	5.000%, 12/1/14	617,844
3,000,000	MetLife Institutional Funding II, 144a,
	0.600%, 1/6/15(A)	3,008,451
525,000	Metropolitan Life Insurance Co., 144a,
	7.700%, 11/1/15	579,218
250,000	Morgan Stanley, 4.750%, 4/1/14	249,999
1,780,000	Morgan Stanley MTN, 6.000%, 5/13/14	1,790,975
360,000	Prudential Covered Trust 2012-1, 144a,
	2.997%, 9/30/15	369,535
1,800,000	Regency Centers LP, 4.950%, 4/15/14	1,801,796
775,000	SunTrust Bank/Atlanta GA,
	0.533%, 4/1/15(A)	773,389
500,000	UBS AG/Stamford CT, 3.875%, 1/15/15	513,420
450,000	Ventas Realty LP / Ventas Capital
	Corp., 3.125%, 11/30/15	466,970
500,000	Vornado Realty LP, 4.250%, 4/1/15	513,260
330,000	Wachovia Corp., 5.250%, 8/1/14	335,238
180,800	WHC-IRS Trust, 6.980%, 5/15/15	183,060
		47,233,981

	Utilities — 6.4%
3,500,000	AGL Capital Corp., 4.950%, 1/15/15	3,612,312
5,000,000	Alliant Energy Corp., 4.000%, 10/15/14	5,090,325
900,000	Consolidated Edison Co. of New York,
	Inc., 5.550%, 4/1/14	900,000
6,500,000	Jemena Ltd., 144a, 5.300%, 9/25/15	6,807,860
1,155,000	NorthWestern Corp., 6.040%, 9/1/16	1,293,911
500,000	NSTAR Electric Co., 4.875%, 4/15/14	500,736
1,100,000	OGE Energy Corp., 5.000%, 11/15/14	1,128,486
3,700,000	Oncor Electric Delivery Co. LLC,
	6.375%, 1/15/15	3,861,028
7,000,000	PG&E Corp., 5.750%, 4/1/14	7,000,000
2,895,000	PPL Energy Supply LLC,
	5.400%, 8/15/14	2,946,913
6,500,000	Scottish Power Ltd., 5.375%, 3/15/15	6,774,566
2,879,000	Trans-Allegheny Interstate Line Co.,
	144a, 4.000%, 1/15/15	2,948,289
1,675,000	Westar Energy, Inc., 6.000%, 7/1/14	1,697,949
		44,562,375

	Energy — 5.9%
4,300,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	4,864,375
1,900,000	Enterprise Products Operating LLC,
	5.600%, 10/15/14	1,950,920
288,146	Maritimes & Northeast Pipeline LLC,
	144a, 7.500%, 5/31/14	290,581
315,000	Noble Energy, Inc., 5.250%, 4/15/14	315,485
5,550,000	Petrobras International Finance Co.,
	2.875%, 2/6/15	5,622,150
5,000,000	Petrobras International Finance Co.,
	3.875%, 1/27/16	5,134,695
4,860,000	Plains Exploration & Production Co.,
	6.625%, 5/1/21	5,321,700
10,932,000	Southeast Supply Header LLC, 144a,
	4.850%, 8/15/14	11,078,172
6,080,000	Spectra Energy Capital LLC,
	5.668%, 8/15/14	6,188,528
905,000	Valero Energy Corp., 4.750%, 4/1/14	905,000
		41,671,606

	Consumer Discretionary — 3.0%
6,525,000	Glencore Funding LLC, 144a,
	6.000%, 4/15/14	6,536,732
2,325,000	Time Warner Cable, Inc.,
	5.850%, 5/1/17	2,613,932
7,444,000	Time Warner Cable, Inc.,
	7.500%, 4/1/14	7,444,000
4,500,000	Toyota Motor Credit Corp. MTN,
	0.750%, 3/3/17(B)	4,480,412
		21,075,076

	Materials — 1.9%
1,800,000	Bemis Co., Inc., 5.650%, 8/1/14	1,830,125
2,225,000	Glencore Canada Corp.,
	5.375%, 6/1/15	2,332,548
500,000	Potash Corp. of Saskatchewan, Inc.,
	5.250%, 5/15/14	502,700

37

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 28.6% (Continued)

	Materials — (Continued)
$2,500,000	Rio Tinto Finance USA Ltd.,
	2.500%, 5/20/16	$2,580,982
2,250,000	Rio Tinto Finance USA Ltd.,
	8.950%, 5/1/14	2,265,068
1,875,000	Vale Canada Ltd., 5.700%, 10/15/15	2,005,476
1,800,000	Yara International ASA, 144a,
	5.250%, 12/15/14	1,851,493
		13,368,392

	Industrials — 1.6%
1,875,000	Air Lease Corp., 5.625%, 4/1/17	2,071,875
418,500	CSX Transportation, Inc.,
	8.375%, 10/15/14	435,241
4,500,000	Dun & Bradstreet Corp. (The),
	3.250%, 12/1/17	4,652,582
300,000	Equifax, Inc., 4.450%, 12/1/14	307,396
450,000	Joy Global, Inc., 6.000%, 11/15/16	500,532
56,259	Petrodrill Five Ltd., 4.390%, 4/15/16	58,080
58,345	Petrodrill Four Ltd., 4.240%, 1/15/16	59,873
400,000	Ryder System, Inc. MTN,
	7.200%, 9/1/15	433,948
2,500,000	Union Pacific Railroad Co. 2004 Pass
	Through Trust, 144a,
	5.214%, 9/30/14	2,544,142
		11,063,669

	Health Care — 1.3%
8,791,000	CareFusion Corp., 5.125%, 8/1/14	8,919,507

	Telecommunication Services — 0.9%
82,070	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	85,062
650,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	671,846
5,300,000	Verizon Communications, Inc.,
	2.000%, 11/1/16	5,422,239
		6,179,147

	Information Technology — 0.5%
3,198,000	Amphenol Corp., 4.750%, 11/15/14	3,277,937
450,000	Hewlett-Packard Co., 3.000%, 9/15/16	469,830
		3,747,767

	Consumer Staples — 0.4%
2,500,000	Andrew W Mellon Foundation,
	3.950%, 8/1/14	2,530,320
	Total Corporate Bonds	$200,351,840
	Asset-Backed Securities — 26.1%

630,000	Ally Auto Receivables Trust, Ser
	2010-5, Class B, 144a,
	2.450%, 6/15/16	637,661
3,751,804	American Credit Acceptance
	Receivables Trust, Ser 2012-3, Class
	A, 144a, 1.640%, 11/15/16	3,761,038
2,685,000	AmeriCredit Automobile Receivables,
	Ser 2010-1, Class D, 6.650%, 7/17/17	2,705,068
2,750,000	AmeriCredit Automobile Receivables,
	Ser 2010-2, Class D, 6.240%, 6/8/16	2,813,698
1,289,122	AmeriCredit Automobile Receivables,
	Ser 2010-3, Class C, 3.340%, 4/8/16	1,304,886
3,124,267	AmeriCredit Automobile Receivables
	Trust, Ser 2010-1, Class C,
	5.190%, 8/17/15	3,138,895
1,629,687	AmeriCredit Automobile Receivables
	Trust, Ser 2010-2, Class C,
	4.520%, 10/8/15	1,635,624
1,550,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-2, Class E, 144a,
	8.660%, 10/10/17	1,604,165
12,428	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class A3,
	1.170%, 1/8/16	12,429
445,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class B,
	2.280%, 6/8/16	446,711
1,404,784	AmeriCredit Automobile Receivables
	Trust, Ser 2011-4, Class A3,
	1.170%, 5/9/16	1,406,166
3,000,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	3,095,625
285,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	287,585
220,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	222,635
700,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class A3,
	0.960%, 1/9/17	701,843
1,325,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	1,337,362
580,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	580,858
2,013,634	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	2,012,470
5,750,000	Ascentium Equipment Receivables
	LLC, Ser 2014-1A, Class A2, 144a,
	1.040%, 1/10/17	5,747,079
4,104,921	AXIS Equipment Finance Receivables
	II LLC, Ser 2013-1A, Class A, 144a,
	1.750%, 3/20/17	4,105,865
2,594,578	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	2,605,044

38

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities—26.1% (Continued)
$585,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	$585,268
158,638	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	159,065
3,566,653	CarNow Auto Receivables Trust, Ser
	2013-1A, Class A, 144a,
	1.160%, 10/16/17	3,565,765
2,750,000	CFC 2012-1 LLC, Ser 2014-1A, Class A,
	144a, 1.460%, 12/17/18	2,749,672
2,656,929	CFC 2013-1 LLC, Ser 2013-1A, Class A,
	144a, 1.650%, 7/17/17	2,666,391
7,754,864	CFC 2013-2 LLC, Ser 2013-2A, Class A,
	144a, 1.750%, 11/15/17	7,776,066
193,960	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(A)	194,895
183,029	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	183,619
88,478	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	89,539
1,998,653	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.644%, 12/25/35(A)	1,987,922
2,422,350	Direct Capital Funding V LLC, Ser
	2013-2, Class A1, 144a,
	0.700%, 9/20/14	2,424,366
1,665,350	DT Auto Owner Trust, Ser 2011-1A,
	Class D, 144a, 4.890%, 1/17/17	1,667,725
2,995,413	DT Auto Owner Trust, Ser 2013-2A,
	Class A, 144a, 0.810%, 9/15/16	2,998,106
345,509	Entergy Texas Restoration Funding
	LLC, Ser 2009-A, Class A1,
	2.120%, 2/1/16	348,516
4,995,813	Exeter Automobile Receivables Trust,
	Ser 2013-1A, Class A, 144a,
	1.290%, 10/16/17	5,003,352
2,744,973	Exeter Automobile Receivables Trust,
	Ser 2013-2A, Class A, 144a,
	1.490%, 11/15/17	2,755,442
4,250,000	First Investors Auto Owner Trust, Ser
	2011-1, Class D, 144a,
	4.490%, 10/17/16	4,256,162
950,000	First Investors Auto Owner Trust, Ser
	2011-1, Class E, 144a,
	7.170%, 2/15/18	952,185
5,750,000	First Investors Auto Owner Trust, Ser
	2013-3A, Class A2, 144a,
	0.890%, 9/15/17	5,756,785
121,940	Ford Credit Auto Lease Trust, Ser
	2012-A, Class A3, 0.850%, 1/15/15	121,980
1,050,000	Ford Credit Auto Owner Trust, Ser
	2010-B, Class B, 2.540%, 2/15/16	1,064,308
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	431,628
127,151	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	127,436
525,000	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	525,935
73,131	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	73,192
430,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	432,474
427,218	Honda Auto Receivables Owner Trust,
	Ser 2011-3, Class A3,
	0.880%, 9/21/15	427,987
4,281,802	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.404%, 3/25/32(A)	4,278,467
5,100,687	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	5,225,781
408,614	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	417,696
114,460	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A3, 144a,
	1.270%, 9/15/15	114,630
202,598	Montana Higher Education Student
	Assistance Corp., Ser 2012-1, Class
	A1, 0.757%, 9/20/22(A)	202,473
136,504	Navistar Financial Owner Trust, Ser
	2012-A, Class A2, 144a,
	0.850%, 3/18/15	136,535
4,054,703	Navitas Equipment Receivables LLC,
	Ser 2013-1, Class A, 144a,
	1.950%, 11/15/16	4,055,688
185,680	Nissan Auto Lease Trust, Ser 2012-A,
	Class A3, 0.980%, 5/15/15	185,830
1,075,020	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33(B)	1,071,268
21,189	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.840%, 11/17/14	21,202
3,142,437	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class C,
	3.890%, 7/17/17	3,180,087
9,398,487	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class C,
	3.060%, 11/15/17	9,569,558
1,651,458	Santander Drive Auto Receivables
	Trust, Ser 2010-B, Class C, 144a,
	3.020%, 10/17/16	1,659,682
2,755,000	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class C,
	3.110%, 5/16/16	2,792,611
118,377	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class B,
	2.660%, 1/15/16	118,763

39

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities—26.1% (Continued)
$2,530,000	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	$2,572,939
534,990	Santander Drive Auto Receivables
	Trust, Ser 2011-S1A, Class B, 144a,
	1.480%, 5/15/17	535,071
124,370	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class A3,
	1.490%, 10/15/15	124,421
283,757	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class A3,
	1.220%, 12/15/15	283,973
390,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	392,646
397,668	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class A3,
	1.080%, 4/15/16	398,166
1,081,812	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	1,113,189
3,502,059	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	3,590,724
1,987,968	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	2,032,194
371,504	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	374,544
3,487,836	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	3,501,236
27,507	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class A, 144a,
	1.780%, 6/15/16	27,517
2,150,000	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class B, 144a,
	3.110%, 6/15/17	2,161,212
49,584	United Auto Credit Securitization
	Trust, Ser 2012-1, Class A2, 144a,
	1.100%, 3/16/15	49,593
10,605,000	United Auto Credit Securitization
	Trust, Ser 2012-1, Class C, 144a,
	2.520%, 3/15/16	10,686,033
3,637,325	United Auto Credit Securitization
	Trust, Ser 2013-1, Class A2, 144a,
	0.950%, 9/15/15	3,639,995
1,184,759	Volkswagen Auto Lease Trust, Ser
	2012-A, Class A3, 0.870%, 7/20/15	1,187,038
640,818	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	642,659
350,000	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	351,578
4,625,868	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	4,670,605
3,336,091	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	3,354,873
2,779,067	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	2,786,014
6,522,121	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	6,524,143
3,087,585	Westlake Automobile Receivables
	Trust, Ser 2012-1A, Class A2, 144a,
	1.030%, 3/15/16	3,090,367
6,750,000	Westlake Automobile Receivables
	Trust, Ser 2013-1A, Class A2, 144a,
	1.120%, 1/15/18	6,775,610
	Total Asset-Backed Securities	$183,385,099

	Commercial Mortgage-Backed Securities — 16.0%
1,369,632	Banc of America Commercial
	Mortgage Trust, Ser 2007-1, Class
	A3, 5.449%, 1/15/49	1,368,378
1,623,261	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.611%, 4/10/49(A)	1,642,451
3,133,000	Banc of America Merrill Lynch
	Commercial Mortgage Securities
	Trust, Ser 2012-CLRN, Class B, 144a,
	1.755%, 8/15/29(A)	3,134,974
2,367,000	Banc of America Merrill Lynch
	Commercial Mortgage Securities
	Trust, Ser 2012-CLRN, Class C, 144a,
	2.255%, 8/15/29(A)	2,370,430
7,099,957	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-2, Class F, 144a,
	4.992%, 11/10/38(A)	7,409,075
228,427	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-4, Class A6, 4.877%, 7/10/42(A)	229,353
154,532	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.171%, 11/10/42(A)	156,202
74,570	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB, 4.589%, 7/10/43	74,908
795,614	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class ASB, 4.867%, 7/10/45	803,129
40,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	43,273
100,033	Bear Stearns Commercial Mortgage
	Securities, Ser 2000-WF2, Class E,
	8.050%, 10/15/32(A)††	99,981

40

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 16.0%
	(Continued)
$5,035,662	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41††	$5,209,957
1,493,545	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42††	1,538,864
122,987	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class A4, 5.658%, 10/15/48	124,023
3,650,000	COMM 2004-LNB3 Mortgage Trust,
	Ser 2004-LB3A, Class B,
	5.468%, 7/10/37(A)	3,674,397
1,402,063	COMM 2006-FL12 Mortgage Trust, Ser
	2006-FL12, Class AJ, 144a,
	0.285%, 12/15/20(A)	1,395,588
2,596,483	COMM 2007-FL14 Mortgage Trust, Ser
	2007-FL14, Class AJ, 144a,
	0.335%, 6/15/22(A)	2,573,893
3,811,047	Commercial Mortgage Pass Through
	Certificates, Ser 2012-FL2, Class A,
	144a, 2.282%, 9/17/29(A)	3,852,941
1,537,913	Commercial Mortgage Trust, Ser
	2004-GG1, Class C,
	5.466%, 6/10/36(A)	1,537,964
4,100,000	Commercial Mortgage Trust, Ser
	2005-GG3, Class A4,
	4.799%, 8/10/42(A)	4,168,577
9,821	Commercial Mortgage Trust, Ser
	2007-C2, Class A2,
	5.448%, 1/15/49(A)	9,756
5,450,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C2, Class
	A4, 4.832%, 4/15/37	5,612,960
1,242,870	DBRR Trust, Ser 2012-EZ1, Class A,
	144a, 0.946%, 9/25/45	1,244,635
1,920,258	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.505%, 7/12/44(A)	1,946,042
355,669	DBUBS Mortgage Trust, Ser
	2011-LC3A, Class A1,
	2.238%, 8/10/44	360,180
80,936	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	84,112
4,898,496	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	5,024,544
3,140,000	GE Capital Commercial Mortgage
	Corp., Ser 2005-C2, Class C,
	5.133%, 5/10/43(A)	3,245,476
91,151	GMAC Commercial Mortgage
	Securities, Inc., Ser 2004-C3, Class
	A4, 4.547%, 12/10/41	91,369
6,622,345	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class A4,
	5.335%, 8/12/37(A)	6,825,466
1,800,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class AJ,
	5.390%, 8/12/37(A)	1,874,765
832,436	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	832,421
5,584,545	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP1, Class A4,
	5.038%, 3/15/46(A)	5,701,524
135,889	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP2, Class A3A,
	4.678%, 7/15/42	137,459
2,184,461	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2007-CB19, Class A3,
	5.698%, 2/12/49(A)	2,192,583
580,227	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2011-C3, Class A1, 144a,
	1.875%, 2/15/46	581,330
94,044	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AAB,
	5.170%, 11/15/30††	94,511
4,436,079	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A1, 144a,
	0.690%, 7/9/21(A)	4,430,929
4,500,000	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A2, 144a,
	0.690%, 7/9/21(A)	4,477,752
189,249	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	199,882
630,684	Merrill Lynch Mortgage Trust, Ser
	2003-KEY1, Class C,
	5.373%, 11/12/35(A)	629,900
1,210,829	Merrill Lynch Mortgage Trust, Ser
	2005-CIP1, Class ASB,
	5.022%, 7/12/38(A)	1,230,278
9,555,000	Merrill Lynch Mortgage Trust, Ser
	2005-MCP1, Class A4,
	4.747%, 6/12/43(A)	9,766,691
155,445	Morgan Stanley Capital I Trust, Ser
	2004-IQ7, Class A4,
	5.427%, 6/15/38(A)	155,382
3,800,000	Morgan Stanley Capital I Trust, Ser
	2004-IQ8, Class C,
	5.300%, 6/15/40(A)	3,852,182

41

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 16.0%
	(Continued)
$3,059,018	Morgan Stanley Capital I Trust, Ser
	2007-HQ12, Class A2,
	5.577%, 4/12/49(A)	$3,127,054
426,329	TIAA CMBS I Trust, Ser 2001-C1A, Class
	H, 144a, 5.770%, 6/19/33	426,630
418,261	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	436,969
1,631,879	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class A3,
	5.246%, 12/15/43	1,634,392
5,000,000	Wells Fargo Commercial Mortgage
	Trust, Ser 2014-TISH, Class B, 144a,
	1.504%, 2/15/27(A)	5,000,000
	Total Commercial
	Mortgage-Backed Securities	$112,635,532

	U.S. Government Mortgage-Backed
	Obligations — 9.4%
409,505	FHLMC, Pool #1B1580,
	2.541%, 3/1/34(A)	432,423
238,581	FHLMC, Pool #1B2629,
	2.375%, 11/1/34(A)	253,850
839,588	FHLMC, Pool #1B7189,
	3.136%, 3/1/36(A)	893,554
266,043	FHLMC, Pool #1G1471,
	2.279%, 1/1/37(A)	282,367
1,177,889	FHLMC, Pool #1H1354,
	2.375%, 11/1/36(A)	1,257,950
174,137	FHLMC, Pool #1H2524,
	2.375%, 8/1/35(A)	186,310
669,995	FHLMC, Pool #1J1813,
	2.629%, 8/1/37(A)	720,000
626,683	FHLMC, Pool #1K1238,
	2.375%, 7/1/36(A)	665,153
357,403	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(A)	382,053
602,210	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(A)	639,043
445,068	FHLMC, Pool #1L1288,
	2.375%, 5/1/36(A)	474,818
425,965	FHLMC, Pool #1Q0080,
	2.347%, 1/1/36(A)	455,525
827,742	FHLMC, Pool #1Q0119,
	2.555%, 9/1/36(A)	886,530
1,602,452	FHLMC, Pool #1Q0187,
	2.416%, 12/1/36(A)	1,704,880
872,329	FHLMC, Pool #1Q0339,
	2.556%, 4/1/37(A)	932,575
305,293	FHLMC, Pool #1Q0669,
	2.405%, 11/1/37(A)	323,656
1,095,104	FHLMC, Pool #1Q1303,
	2.375%, 11/1/36(A)	1,188,143
1,355,342	FHLMC, Pool #781515,
	2.375%, 4/1/34(A)	1,430,367
477,879	FHLMC, Pool #782760,
	2.375%, 11/1/36(A)	511,025
447,587	FHLMC, Pool #847795,
	2.406%, 4/1/35(A)	479,325
303,538	FHLMC, Pool #848088,
	2.369%, 4/1/35(A)	325,538
1,144,943	FHLMC, Pool #848539,
	4.619%, 4/1/37(A)	1,227,644
2,419,184	FHLMC, Pool #848583,
	2.419%, 1/1/36(A)	2,573,886
34,657	FHLMC, Pool #A92646, 5.500%, 6/1/40	38,650
35,572	FHLMC, Pool #C03505, 5.500%, 6/1/40	39,152
76,896	FHLMC, Pool #C66916, 7.000%, 5/1/32	86,788
26,269	FHLMC, Pool #D94598, 6.500%, 4/1/21	29,421
126,404	FHLMC, Pool #G01840, 5.000%, 7/1/35	137,810
19,503	FHLMC, Pool #G11072,
	7.500%, 12/1/15	20,082
2,032,623	FHLMC, Pool #G11769,
	5.000%, 10/1/20	2,161,430
1,292,186	FHLMC, Pool #G11773,
	5.000%, 10/1/20	1,373,738
33,001	FHLMC, Pool #G30085,
	7.500%, 10/1/17	34,987
636,679	FHLMC, Pool #J10895,
	4.000%, 10/1/19	672,805
387,681	FNMA, Pool #254868, 5.000%, 9/1/33	424,958
187,061	FNMA, Pool #256272, 5.500%, 6/1/26	207,941
310,289	FNMA, Pool #256852, 6.000%, 8/1/27	347,140
59,126	FNMA, Pool #323832, 7.500%, 7/1/29	69,028
4,246	FNMA, Pool #334593, 7.000%, 5/1/24	4,861
2,458	FNMA, Pool #519992, 7.000%, 10/1/14	2,468
2,461	FNMA, Pool #534851, 7.500%, 4/1/15	2,477
4,319	FNMA, Pool #535219, 7.500%, 3/1/15	4,381
361,240	FNMA, Pool #555380,
	2.254%, 4/1/33(A)	379,183
30,726	FNMA, Pool #555646, 7.500%, 9/1/16	31,081
130,638	FNMA, Pool #665773, 7.500%, 6/1/31	145,896
388,440	FNMA, Pool #679742,
	2.726%, 1/1/40(A)	415,142
115,876	FNMA, Pool #681842,
	2.250%, 2/1/33(A)	124,304
393,452	FNMA, Pool #681898,
	2.250%, 4/1/33(A)	420,578
362,684	FNMA, Pool #725245,
	2.280%, 2/1/34(A)	385,153
429,793	FNMA, Pool #725424, 5.500%, 4/1/34	477,691
2,187,312	FNMA, Pool #725490,
	2.418%, 4/1/34(A)	2,321,717
833,207	FNMA, Pool #735439, 6.000%, 9/1/19	888,076
234,797	FNMA, Pool #735539,
	2.341%, 4/1/35(A)	249,408
150,042	FNMA, Pool #743207,
	2.174%, 10/1/33(A)	158,602

42

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 9.4% (Continued)
$126,640	FNMA, Pool #745467,
	2.523%, 4/1/36(A)	$134,566
229,821	FNMA, Pool #745790,
	2.199%, 8/1/36(A)	244,846
1,487,173	FNMA, Pool #761411, 4.500%, 5/1/19	1,576,090
241,221	FNMA, Pool #784365,
	1.925%, 5/1/34(A)	253,528
372,156	FNMA, Pool #791978,
	1.892%, 9/1/34(A)	388,787
188,528	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	200,042
380,531	FNMA, Pool #806765,
	1.934%, 11/1/34(A)	398,932
133,737	FNMA, Pool #809897,
	2.253%, 3/1/35(A)	143,106
740,212	FNMA, Pool #810896,
	1.899%, 1/1/35(A)	777,733
373,609	FNMA, Pool #813170,
	2.237%, 1/1/35(A)	398,202
594,006	FNMA, Pool #813714,
	2.082%, 1/1/35(A)	629,436
3,064,291	FNMA, Pool #813844,
	1.915%, 1/1/35(A)	3,230,382
437,644	FNMA, Pool #820364,
	1.853%, 4/1/35(A)	464,559
2,023,806	FNMA, Pool #825395,
	2.347%, 7/1/35(A)	2,157,511
1,317,403	FNMA, Pool #827787,
	1.925%, 5/1/35(A)	1,408,208
167,131	FNMA, Pool #828480,
	2.478%, 6/1/35(A)	179,484
480,088	FNMA, Pool #839239,
	2.385%, 9/1/35(A)	507,222
228,248	FNMA, Pool #888179,
	2.458%, 2/1/37(A)	242,182
129,484	FNMA, Pool #888548,
	2.352%, 5/1/35(A)	138,197
281,921	FNMA, Pool #889060, 6.000%, 1/1/38	314,862
269,358	FNMA, Pool #889061, 6.000%, 1/1/38	303,822
16,995	FNMA, Pool #889382, 5.500%, 4/1/38	18,993
827,695	FNMA, Pool #922674,
	2.559%, 4/1/36(A)	878,468
994,045	FNMA, Pool #931676, 5.500%, 1/1/19	1,064,738
254,881	FNMA, Pool #950385,
	1.327%, 8/1/37(A)	275,904
195,785	FNMA, Pool #960376, 5.500%, 12/1/37	215,923
268,103	FNMA, Pool #995284, 5.500%, 3/1/20	285,393
1,634,417	FNMA, Pool #AA1150, 4.000%, 4/1/23	1,727,514
361,353	FNMA, Pool #AB1827, 3.500%, 11/1/20	380,434
787,540	FNMA, Pool #AB1981, 3.500%, 12/1/20	831,093
19,701	FNMA, Pool #AD0941, 5.500%, 4/1/40	22,243
189,548	FNMA, Pool #AE0363, 5.000%, 7/1/37	207,023
1,255,589	FNMA, Pool #AE0727, 4.000%, 10/1/20	1,326,897
303,647	FNMA, Pool #AE5441, 5.000%, 10/1/40	331,992
629,483	FNMA, Pool #AI3780, 3.500%, 8/1/20	662,685
416,932	FNMA, Pool #AI6588, 4.000%, 7/1/26	441,951
390,735	FNMA, Pool #AI8506, 4.000%, 8/1/26	414,112
390,223	FNMA, Pool #AL0211, 5.000%, 4/1/41	426,820
89,999	FNMA, Pool #AL0302, 5.000%, 4/1/24	96,964
2,082,966	FNMA, Pool #AL0478,
	2.471%, 4/1/36(A)	2,206,752
718,067	FNMA, Pool #AL0543, 5.000%, 7/1/41	786,432
402,599	FNMA, Pool #AL1105, 4.500%, 12/1/40	429,942
280,251	FNMA, Pool #AL2591, 5.500%, 5/1/38	300,262
835,147	FNMA, Pool #MA0174, 4.000%, 9/1/19	883,967
498,500	FNMA, Pool #MA0464, 3.500%, 6/1/20	524,753
595,319	FNMA, Pool #MA0629, 3.500%, 1/1/21	626,744
522,244	FNMA, Pool #MA0641, 4.000%, 2/1/31	551,234
503,235	FNMA, Pool #MA0667, 4.000%, 3/1/31	531,266
2,618,612	FNMA, Pool #MA0740, 3.500%, 5/1/21	2,762,043
128	GNMA, Pool #2802, 5.500%, 7/20/14	136
1,061	GNMA, Pool #2843, 5.500%, 11/20/14	1,124
29,825	GNMA, Pool #344233, 8.000%, 2/15/23	33,186
81,070	GNMA, Pool #345123,
	8.000%, 12/15/23	90,713
9,872	GNMA, Pool #569337, 6.500%, 4/15/22	11,127
30,874	GNMA, Pool #578189, 6.000%, 2/15/32	34,588
31,484	GNMA, Pool #780322,
	8.000%, 11/15/22	36,365
6,896	GNMA, Pool #780327,
	8.000%, 11/15/17	7,451
860,366	GNMA, Pool #80826,
	1.625%, 2/20/34(A)	899,389
516,427	GNMA, Pool #80889,
	1.625%, 4/20/34(A)	537,204
772,809	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	803,064
17,057	GNMA, Pool #814, 8.000%, 8/20/17	18,043
5,818	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	6,082
142,451	GNMA, Pool #894160,
	2.023%, 6/20/61(A)	150,007
	Total U.S. Government
	Mortgage-Backed Obligations	$65,814,281

	Municipal Bonds — 4.6%

	California— 0.1%
625,000	Orange County California Pension
	Oblg, Txbl Ser A, 0.760%, 6/30/14	625,388
180,000	Southern California Public Power
	Authority, Rev, 3.326%, 7/1/14	181,141
		806,529

	Connecticut— 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	0.980%, 5/15/18(A)	432,778

	Florida— 0.2%
1,700,000	Citizens Property Insurance Corp., Pers
	&Coml Lines, 1.310%, 6/1/15(A)	1,713,447

43

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 4.6% (Continued)

	Indiana— 0.3%
$2,330,000	IN St Bond Bank Rev, Sch Severance
	Funding, 0.489%, 1/15/15	$2,330,350

	Louisiana— 0.1%
390,826	LA St Local Govt Envrnm Facs &
	Cmnty Dev Auth, Tranches A-1, A-2,
	1.520%, 2/1/18	393,722

	Massachusetts—0.2%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Proj Ser B, 2.125%,
	12/1/29(A)	1,021,980

	New Jersey— 0.6%
2,100,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser E, 1.760%, 2/1/16(A)	2,135,532
2,000,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser OO, 0.857%, 3/1/15	2,005,120
		4,140,652

	New Mexico— 0.0%
290,000	NM St Edl Assistan, Libor Fltg Ser A 2,
	0.886%, 12/1/28(A)	290,284

	New York— 0.6%
4,350,000	Brookhaven NY Indl Dev Agy, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 0.400%, 1/1/25(A)	4,350,000

	Ohio— 0.6%
885,000	Akron OH COP, Muni Baseball
	Stadium, 1.300%, 12/1/15	886,159
1,540,000	Akron OH COP, Muni Baseball
	Stadium, 1.750%, 12/1/16	1,537,197
500,000	American Muni Pwr-Ohio, Inc. OH,
	Hydroelec Projs Ser A, 3.944%,
	2/15/15	513,635
1,240,000	Medina Co OH IDR, Mack Inds Proj,
	(LOC: JP Morgan Chase Bank NA),
	0.230%, 7/1/16(A)	1,240,000
		4,176,991

	Pennsylvania— 0.4%
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33(A)	2,552,050

	Tennessee— 0.1%
1,000,000	Jackson TN Energy Auth Telecom, Txbl
	Ref, 0.600%, 4/1/14	1,000,000

	Texas— 1.3%
5,500,000	Mission TX Econ Dev Corp., Waste
	Mgmt Inc Proj, 1.500%, 8/1/20(A)	5,518,535
625,000	TX St, AMT College Student Ln B,
	UTGO, 5.000%, 8/1/14	634,862
1,000,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/14	1,025,110
1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	1,585,680
		8,764,187
	Total Municipal Bonds	$31,972,970

	Agency Collateralized Mortgage
	Obligations — 2.4%
106,865	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	112,037
858,634	FHLMC REMIC, Ser 2770 Class FH,
	0.555%, 3/15/34(A)	860,090
315,369	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	320,268
3,242	FHLMC REMIC, Ser 2904 Class CA,
	5.000%, 4/15/19	3,241
488,262	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	513,506
89,485,767	FHLMC REMIC, Ser K003 Class AX1,
	0.470%, 5/25/19(A)	1,949,447
59,991,526	FHLMC REMIC, Ser K502 Class X1A,
	1.738%, 4/25/17(A)	2,389,103
79,208	FNMA, 5.000%, 5/1/35	86,469
1,526,914	FNMA REMIC, Ser 2003-106, Class WE,
	4.500%, 11/25/22	1,554,206
547,404	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	566,273
56,075	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	57,296
171,132	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	183,339
161,828	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	168,840
23,583	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	24,140
751,795	FNMA REMIC, Ser 2003-81, Class FE,
	0.654%, 9/25/33(A)	756,269
508,003	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23(C)	28,740
814,141	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	827,564
434,895	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	459,996
285,488	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	294,490
481,931	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	495,069
732,496	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	710,598
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(B)	158,804
261,679	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	282,066
370,254	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	371,487
277,536	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	286,227

44

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 2.4% (Continued)
$610,122	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	$618,488
14,213,304	GNMA, Ser 2011-78, Class IX,
	1.193%, 8/16/46(A)(C)	862,222
329,295	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	325,086
33,692,345	GNMA, Ser 2013-121, Class KX,
	1.644%, 10/16/44(A)	1,595,434
	Total Agency Collateralized
	Mortgage Obligations	$16,860,795

	Non-Agency Collateralized Mortgage
	Obligations — 1.6%
733,273	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.718%, 4/25/34(A)††	738,433
430,319	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)††	448,892
199,514	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	201,310
188,883	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	192,072
336,959	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.440%, 6/25/36(A)	303,796
27,123	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	2.188%, 12/25/32(A)	28,017
544,091	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	2.132%, 12/25/34(A)	561,280
296,154	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	307,040
1,362,470	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.035%, 2/25/37(A)	1,155,093
441,349	Sequoia Mortgage Trust, Ser 2013-1,
	Class 2A1, 1.855%, 2/25/43(A)	379,391
438,336	Sequoia Mortgage Trust, Ser 2013-2,
	Class A1, 1.874%, 2/25/43(A)	379,956
2,785,588	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	2,823,884
2,637,282	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	2,635,826
335,492	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	342,558
964,101	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 2.618%, 12/25/33(A)	962,932
	Total Non-Agency Collateralized
	Mortgage Obligations	$11,460,480

	Commercial Paper — 6.6%
9,000,000	Duke Energy Corp.	8,999,850
10,000,000	Enbridge US,Inc.	9,999,058
7,200,000	New York State Electric & Gas Corp.	7,199,924
10,000,000	Nextera Energy Capital Holdings, Inc.	9,999,513
10,000,000	Noble Corp.	9,997,620
	Total Commercial Paper	$46,195,965

	U.S. Government Agency Obligations — 0.8%
955,000	Government Trust Certificate,
	0.431%, 5/15/15#	943,284
583,000	Government Trust Certificate,
	0.665%, 10/1/16#	562,974
2,100,000	Overseas Private Investment Corp.,
	0.025%, 3/15/17(A)	2,100,000
1,010,000	Overseas Private Investment Corp.,
	0.631%, 4/30/15#	1,019,363
70,276	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	76,558
101,003	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	108,404
57,795	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	58,295
290,239	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	289,729
238,054	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	238,280
35,635	United States Small Business Administration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	36,504
	Total U.S. Government Agency
	Obligations	$5,433,391

Shares
	Investment Fund — 3.6%
25,229,182	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	25,229,182

	Total Investment Securities —99.7%
	(Cost $699,345,274)	$699,339,535

	Other Assets in Excess of
	Liabilities — 0.3%	2,127,485

	Net Assets — 100.0%	$701,467,020

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2014.

45

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

(C)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

AMT - Alternative Minimum Tax

ARM - Adjustable Rate Mortgage

COP - Certificate of Participation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MLP - Master Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $217,239,484 or 31.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$200,351,840	$—	$200,351,840
Asset-Backed
Securities	—	183,385,099	—	183,385,099
Commercial
Mortgage-Backed
Securities	—	102,868,841	—	112,635,532
U.S.
Government
Mortgage-Backed
Obligations	—	65,814,281	—	65,814,281
Municipal
Bonds	—	31,972,970	—	31,972,970
Agency
Collateralized
Mortgage
Obligations	—	16,860,795	—	16,860,795
Non-Agency
Collateralized
Mortgage
Obligations	—	11,460,480	—	11,460,480
Commercial
Paper	—	46,195,965	—	46,195,965
U.S.
Government
Agency
Obligations	—	5,433,391	—	5,433,391
Investment
Fund	25,229,182	—	—	25,229,182
				$699,339,535

See accompanying Notes to Financial Statements.

46

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Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Emerging	Global	International
	Arbitrage	Markets Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$215,101,401	$376,109,183	$15,801,155	$35,236,868
Affiliated securities, at market value	$21,596,453	$1,499,630	$—	$4,110,523
Non-affiliated securities, at market value	197,029,603	376,672,757	15,691,104	31,741,525
Investments, at market value (A)	$218,626,056	$378,172,387	$15,691,104	$35,852,048
Foreign Currency (B)	—	1,788,237	—	1,343,552
Cash collateral for securities sold short and written options	72,733,295	—	—	—
Unrealized appreciation on forward foreign currency contracts	4,623	—	—	330,060
Dividends and interest receivable	234,756	1,262,072	108,277	373,124
Receivable for capital shares sold	4,046,313	267,070	—	70,062
Receivable for investments sold	7,792,451	3,892,190	45,084	444,033
Receivable for securities lending income	—	—	596	—
Tax reclaim receivable	1,453	61,040	3,716	1,188
Other assets	214	49,014	10,363	15,908
Total Assets	303,439,161	385,492,010	15,859,140	38,429,975
Liabilities
Bank overdrafts	—	—	49,450	—
Written options at market value(C)	98,570	—	—	—
Securities sold short(D)	77,297,300	—	—	—
Dividends payable for securities sold short	65,238	—	—	—
Unrealized depreciation on forward foreign currency contracts	107,593	—	—	350,893
Payable for reports to shareholders	11,942	23,500	16,489	15,868
Payable for return of collateral for securities on loan	—	15,337,555	1,090,981	—
Payable for capital shares redeemed	201,001	1,640,157	61,266	61,604
Payable for investments purchased	13,398,077	1,573,016	43,983	1,120,414
Payable to Investment Advisor	177,633	303,772	997	12,241
Payable to other affiliates	44,550	47,181	429	429
Payable to Trustees	3,780	2,958	2,849	2,853
Payable for professional services	9,357	26,229	14,654	9,657
Payable to Transfer Agent	9,702	36,747	1,046	1,218
Other accrued expenses and liabilities	8,125	64,966	7,947	5,373
Total Liabilities	91,432,868	19,056,081	1,290,091	1,580,550
Net Assets	$212,006,293	$366,435,929	$14,569,049	$36,849,425
Net assets consist of:
Par value	$211,831	$329,684	$13,716	$34,982
Paid-in capital	211,655,986	414,686,677	15,168,134	36,465,547
Accumulated net investment income (loss)	(646,713)	(168,295)	(125,555)	(145,253)
Accumulated net realized gains (losses) on investments, foreign currency and securities sold short	935,431	(50,468,429)	(377,532)	(119,667)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, written options and securities sold short	(150,242)	2,056,292	(109,714)	613,816
Net Assets	$212,006,293	$366,435,929	$14,569,049	$36,849,425
(A) Includes market value of securities on loan of:	$—	$15,104,148	$1,056,154	$—
(B) Cost of foreign currency:	$—	$1,787,875	$—	$1,324,903
(C) Proceeds from written options:	$134,208	$—	$—	$—
(D) Proceeds received for securities sold short:	$73,689,735	$—	$—	$—

See accompanying Notes to Financial Statements.

48

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$671,584,994	$411,432,868	$263,095,312
$102,670,316	$7,027,269	$5,643,174
581,741,923	460,077,346	294,250,272
$684,412,239	$467,104,615	$299,893,446
—	—	—
213,705,981	—	—
22,805	—	—
823,237	211,161	462,186
2,598,992	1,000,507	334,905
15,198,085	—	3,033,087
—	3,133	630
12,183	—	172
78,691	68,603	27,213
916,852,213	468,388,019	303,751,639

—	—	—
427,997	—	—
242,736,337	—	—
268,854	—	—
568,423	—	—
35,880	14,226	20,904
—	28,588,759	12,608,180
3,856,409	697,597	4,876,056
28,365,116	—	4,347,137
596,990	293,126	198,551
177,248	80,997	49
3,030	2,944	2,888
14,814	12,445	9,941
91,226	44,557	41,034
2,226	8,871	9,218
277,144,550	29,743,522	22,113,958
$639,707,663	$438,644,497	$281,637,681

$597,509	$190,293	$170,615
638,028,419	525,807,417	235,492,066
(3,956,830)	551,779	106,786

6,150,341	(143,576,739)	9,070,080

(1,111,776)	55,671,747	36,798,134
$639,707,663	$438,644,497	$281,637,681
$—	$28,255,508	$12,400,092
$—	$—	$—
$895,549	$—	$—
$228,875,382	$—	$—

49

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
		Emerging	Touchstone	Touchstone
	Touchstone	Markets	Global	International
	Arbitrage	Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$60,319,512	$6,389,143	$637,300	$892,960
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	6,033,097	571,781	61,293	85,012
Net asset value price per share*	$10.00	$11.17	$10.40	$10.50
Maximum offering price per share	$10.61	$11.85	$11.03	$11.02

Pricing of Class C Shares
Net assets applicable to Class C shares	$7,786,781	$2,933,620	$405,722	$240,032
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	780,790	267,150	38,884	23,055
Net asset value, offering price per share**	$9.97	$10.98	$10.43	$10.41

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$90,193,713	$122,884,578	$250,843	$311,841
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	9,009,214	11,058,719	23,844	29,658
Net asset value, offering price and redemption price per share	$10.01	$11.11	$10.52	$10.51

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$53,706,287	$234,228,588	$13,275,184	$35,404,592
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	5,359,980	21,070,789	1,247,553	3,360,484
Net asset value, offering price and redemption price per share	$10.02	$11.12	$10.64	$10.54

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

50

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$227,666,996	$60,743,880	$20,027,989

21,299,233	2,638,616	1,220,062
$10.69	$23.02	$16.42
$11.34	$24.42	$17.42

$46,484,274	$38,214,356	$2,248,744

4,426,623	1,705,215	138,131
$10.50	$22.41	$16.28

$200,100,116	$237,487,692	$128,957,902

18,639,740	10,262,528	7,821,927
$10.74	$23.14	$16.49

$—	$15,888,777	$—

—	694,525	—
$—	$22.88	$—

$165,456,277	$86,309,792	$130,403,046

15,385,296	3,728,439	7,881,394
$10.75	$23.15	$16.55

51

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium	Sands Capital	Small	Small
	Yield Equity	Select Growth	Cap Core	Cap Value
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$132,436,761	$4,155,984,054	$784,879,753	$79,495,245
Affiliated securities, at market value	$1,687,737	$183,747,761	$13,724,167	$260,833
Non-affiliated securities, at market value	155,970,911	6,174,595,291	1,009,549,132	86,179,519
Investments, at market value (A)	$157,658,648	$6,358,343,052	$1,023,273,299	$86,440,352
Cash	—	—	—	—
Dividends and interest receivable	309,363	1,582,720	1,245,924	160,770
Receivable for capital shares sold	387,462	19,480,375	1,562,226	2,585,204
Receivable for investments sold	—	14,204,049	—	1,450,597
Receivable from securities lending income	—	10,266	100,429	1,430
Tax reclaim receivable	27,678	—	1,117	—
Other assets	29,688	261,190	57,055	42,518
Total Assets	158,412,839	6,393,881,652	1,026,240,050	90,680,871

Liabilities
Dividends payable	—	—	—	—
Payable for return of collateral for securities on loan	—	159,916,330	115,115,695	5,379,679
Payable for capital shares redeemed	621,777	12,894,252	2,631,481	412,859
Payable for investments purchased	—	3,842,332	—	547,482
Payable to Investment Advisor	89,941	4,948,166	655,295	83,022
Payable to other affiliates	50,080	3,988,200	168,478	12,783
Payable to Trustees	2,895	4,324	3,078	2,856
Payable for professional services	10,430	74,716	16,147	8,472
Payable to Transfer Agent	28,791	1,034,716	92,387	21,499
Payable for reports to shareholders	17,207	224,676	32,519	12,963
Other accrued expenses and liabilities	7,719	46,669	8,870	14,661
Total Liabilities	828,840	186,974,381	118,723,950	6,496,276
Net Assets	$157,583,999	$6,206,907,271	$907,516,100	$84,184,595

Net assets consist of:
Par value	$167,751	$3,499,404	$430,697	$33,387
Paid-in capital	128,795,030	3,977,671,064	648,235,949	96,801,974
Accumulated net investment income (loss)	405,994	(53,024,316)	(3,439,999)	16,688
Accumulated net realized gains (losses) on investments	2,993,337	76,402,121	23,895,907	(19,612,561)
Net unrealized appreciation (depreciation) on investments	25,221,887	2,202,358,998	238,393,546	6,945,107
Net Assets	$157,583,999	$6,206,907,271	$907,516,100	$84,184,595
(A) Includes market value of securities on loan of:	$—	$158,652,865	$114,067,841	$5,204,279

See accompanying Notes to Financial Statements.

52

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Ultra Short
Total Return	Duration Fixed
Bond Fund	Income Fund

$147,536,809	$699,345,274
$2,487,314	$25,229,182
144,864,281	674,110,353
$147,351,595	$699,339,535
—	2,784,416
1,276,871	3,664,690
135,650	4,594,573
1,002	934,341
—	—
—	—
33,586	66,948
148,798,704	711,384,503

—	164,491
—	—
800,703	2,465,557
—	6,504,874
41,918	147,151
11,063	482,219
2,894	3,048
11,597	19,404
8,686	73,601
16,998	27,931
8,126	29,207
901,985	9,917,483
$147,896,719	$701,467,020

$145,765	$743,377
148,811,581	722,430,243
(193)	(1,810,736)
(875,220)	(19,890,125)
(185,214)	(5,739)
$147,896,719	$701,467,020
$—	$—

53

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium	Sands Capital	Small	Small
	Yield Equity	Select Growth	Cap Core	Cap Value
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$64,442,364	$460,786,895	$135,470,909	$40,509,417
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	6,854,620	26,271,398	6,456,000	1,606,896
Net asset value price per share*	$9.40	$17.54	$20.98	$25.21
Maximum offering price per share	$9.97	$18.61	$22.26	$26.75

Pricing of Class C Shares
Net assets applicable to Class C shares	$25,680,252	$214,906,926	$29,909,557	$2,237,828
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	2,733,377	12,570,435	1,453,670	89,593
Net asset value, offering price per share**	$9.40	$17.10	$20.58	$24.98

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$67,461,383	$3,170,522,897	$281,177,263	$7,638,598
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	7,187,085	176,532,765	13,308,483	302,773
Net asset value, offering price and redemption price per share	$9.39	$17.96	$21.13	$25.23

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$2,360,690,553	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	—	134,565,785	—	—
Net asset value, offering price and redemption price per share	$—	$17.54	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$—	$—	$460,958,371	$33,798,752
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	—	—	21,851,509	1,339,429
Net asset value, offering price and redemption price per share	$—	$—	$21.10	$25.23

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

54

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Ultra Short
Total Return	Duration Fixed
Fund	Income Fund

$6,743,225	$11,994,748

665,244	1,271,306
$10.14	$9.43
$10.65	$9.62

$1,839,822	$11,787,304

181,763	1,249,048
$10.12	$9.44

$19,322,207	$235,503,355

1,903,319	24,958,024
$10.15	$9.44

$—	$385,400,061

—	40,841,611
$—	$9.44

$119,991,465	$56,781,552

11,826,202	6,017,707
$10.15	$9.44

55

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Emerging	Global	International
	Arbitrage	Markets Equity	Real Estate	Fixed Income
	Fund(B)	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$943	$314	$5	$149
Dividends from non-affiliated securities(A)	785,233	2,712,039	408,097	—
Interest	62,395	—	—	380,014
Income from securities loaned	—	26,588	2,336	—
Total Investment Income	848,571	2,738,941	410,438	380,163
Expenses
Investment advisory fees	661,504	1,803,241	58,645	85,917
Administration fees	101,210	283,184	11,838	25,203
Compliance fees and expenses	828	831	831	831
Custody fees	5,727	130,106	9,962	4,725
Professional fees	13,674	31,975	14,805	11,522
Transfer Agent fees, Class A	10,371	18,336	647	843
Transfer Agent fees, Class C	1,593	3,376	302	127
Transfer Agent fees, Class Y	8,852	41,544	89	175
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	279	10,668	49	116
Registration Fees, Class A	3,210	7,483	1,556	3,677
Registration Fees, Class C	1,250	5,023	1,035	2,483
Registration Fees, Class Y	1,407	8,348	1,036	1,971
Registration Fees, Class Z	—	—	—	—
Registration Fees, Institutional Class	1,153	7,483	1,036	1,280
Dividend and interest expense on securities sold short	607,205	—	—	—
Reports to Shareholders, Class A	4,357	5,313	3,468	3,347
Reports to Shareholders, Class C	3,701	3,633	3,328	3,232
Reports to Shareholders, Class Y	3,843	8,129	3,264	3,239
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	3,822	4,582	4,042	3,291
Shareholder servicing fees, Class Z	—	—	—	—
Distribution expenses, Class A	40,123	9,851	785	1,170
Distribution expenses, Class C	11,949	16,487	1,983	1,176
Trustee fees	5,830	5,840	5,817	5,818
Other expenses	10,213	35,339	17,926	10,259
Total Expenses	1,502,101	2,440,772	142,444	170,402
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(6,817)	(85,590)	(66,147)	(59,089)
Fees eligible for recoupment by the Advisor(C)	—	—	—	—
Net Expenses	1,495,284	2,355,182	76,297	111,313
Net Investment Income (Loss)	(646,713)	383,759	334,141	268,850
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from non-affiliated securities	543,131	(12,529,591)	(244,996)	297,210
Net realized gains (losses) on foreign currency transactions	201,465	(361,710)	(9,120)	(400,015)
Net realized gains on securities sold short	190,835	—	—	—
Net change in unrealized appreciation (depreciation) on investments(D)	3,524,655	6,334,896	804,377	486,652
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(102,970)	9,344	(1,120)	347,108
Net change in unrealized appreciation (depreciation) on written options	35,638	—	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	(3,607,565)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	785,189	(6,547,061)	549,141	730,955
Change in Net Assets Resulting from Operations	$138,476	$(6,163,302)	$883,282	$999,805
(A) Net of foreign tax withholding of:	$4,333	$224,080	$16,152	$2,291

(B)	Represents the period from commencement of operations (October 1, 2013) through March 31, 2014.
(C)	See Note 4 in Notes to Financial Statements.
(D)	Change in unrealized appreciation does not include net unrealized appreciation of $8,366,217 for the Mid Cap Value Fund in connection with the Fund's merger. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

56

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$6,307	$348	$135
3,948,901	2,907,931	1,473,867
235,130	—	—
—	11,202	1,602
4,190,338	2,919,481	1,475,604

3,540,797	1,575,761	679,538
544,615	317,846	132,493
831	831	831
21,562	9,166	4,009
23,710	14,403	11,233
94,065	27,721	2,354
18,598	15,558	421
30,429	52,873	6,191
—	7,779	—
2,094	1,138	1,645
13,689	5,972	3,890
4,999	4,653	2,574
12,382	5,793	5,242
—	6,066	—
2,465	2,268	3,840
3,231,793	—	—
15,397	4,023	3,541
6,733	3,745	3,330
13,250	5,345	5,388
—	3,623	—
5,219	3,287	5,099
—	19,045	—
313,434	69,301	6,677
242,601	159,764	4,683
5,865	5,844	5,829
25,021	15,681	6,940
8,169,549	2,337,486	895,748
—	(214,806)	(135,097)
20,195	—	—
8,189,744	2,122,680	760,651
(3,999,406)	796,801	714,953

6,709,895	3,149,267	10,677,836
1,139,532	—	—
286,195	—	—
(2,706,846)	33,266,544	6,627,369

(489,944)	—	—
468,252	—	—
50,608	—	—
5,457,692	36,415,811	17,305,205
$1,458,286	$37,212,612	$18,020,158
$20,157	$—	$—

57

Statements of Operations (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium Yield	Sands Capital	Small Cap	Small Cap
	Equity	Select Growth	Core	Value
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$180	$6,383	$616	$42
Dividends from non-affiliated securities(A)	5,862,559	8,703,666	685,804	622,493
Interest	—	—	—	—
Income from securities loaned	—	29,679	2,731,657	6,404
Total Investment Income	5,862,739	8,739,728	3,418,077	628,939
Expenses
Investment advisory fees	530,777	21,758,430	3,685,730	190,203
Administration fees	125,660	4,758,020	700,020	34,192
Compliance fees and expenses	831	831	831	831
Custody fees	3,635	36,393	8,248	8,500
Professional fees	11,622	105,939	22,510	10,479
Transfer Agent fees, Class A	36,142	185,213	92,819	21,734
Transfer Agent fees, Class C	8,841	85,748	11,587	458
Transfer Agent fees, Class Y	15,830	675,432	64,697	266
Transfer Agent fees, Class Z	—	1,171,220	—	—
Transfer Agent fees, Institutional Class	—	—	11,597	32
Registration Fees, Class A	10,121	16,611	9,630	6,318
Registration Fees, Class C	4,760	10,485	6,419	2,066
Registration Fees, Class Y	7,512	42,692	8,485	2,363
Registration Fees, Class Z	—	32,092	—	—
Registration Fees, Institutional Class	—	—	6,895	1,939
Reports to Shareholders, Class A	6,970	31,140	12,477	6,235
Reports to Shareholders, Class C	4,229	22,986	5,022	3,248
Reports to Shareholders, Class Y	5,659	120,850	10,368	3,232
Reports to Shareholders, Class Z	—	150,574	—	—
Reports to Shareholders, Institutional Class	—	—	4,856	3,243
Shareholder servicing fees, Class Z	—	2,825,348	—	—
Distribution expenses, Class A	77,429	564,867	164,359	44,040
Distribution expenses, Class C	123,878	1,066,699	149,819	4,330
Trustee fees	5,827	6,229	5,878	5,819
Other expenses	8,870	3,757,155	23,700	16,705
Total Expenses	988,593	37,424,954	5,005,947	366,233
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(48,216)	(517,020)	(276,106)	(72,145)
Fees eligible for recoupment by the Advisor(B)	—	324,347	—	—
Net Expenses	940,377	37,232,281	4,729,841	294,088
Net Investment Income (Loss)	4,922,362	(28,492,553)	(1,311,764)	334,851
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	4,877,533	161,510,796	25,149,868	2,868,077
Net change in unrealized appreciation (depreciation) on
investments(C)	3,491,971	397,598,111	67,685,431	1,300,924
Net Realized and Unrealized Gains (Losses) on Investments	8,369,504	559,108,907	92,835,299	4,169,001
Change in Net Assets Resulting from Operations	$13,291,866	$530,616,354	$91,523,535	$4,503,852
(A) Net of foreign tax withholding of:	$61,435	$38,680	$19,359	$1,216

(B)	See Note 4 in Notes to Financial Statements.

(C)	Change in unrealized appreciation does not include net unrealized appreciation of $2,463,630 for the Small Cap Value Fund in connection with the Fund's merger. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

58

Statements of Operations (Unaudited) (Continued)

Touchstone
Touchstone	Ultra Short
Total Return	Duration
Bond	Fixed Income
Fund	Fund

$91	$1,256
—	—
2,996,080	5,188,750
—	—
2,996,171	5,190,006

279,154	872,214
128,832	563,415
831	831
7,229	15,782
12,344	21,313
6,818	8,026
1,256	4,300
3,760	47,029
—	95,735
2,800	285
6,812	5,135
4,004	4,969
4,496	4,330
—	14,384
6,369	3,352
3,954	4,253
3,405	3,935
3,724	7,713
—	12,052
3,471	3,471
—	465,065
11,890	23,264
11,035	47,319
5,828	5,865
19,228	67,854
527,240	2,301,891
(84,831)	(244,626)
—	600
442,409	2,057,865
2,553,762	3,132,141

(668,108)	507,006

1,736,089	643,208
1,067,981	1,150,214
$3,621,743	$4,282,355
$—	$—

59

Statements of Changes in Net Assets

	Touchstone	Touchstone
	Arbitrage	Emerging Markets
	Fund	Equity Fund
	For the	For the
	Period	Six Months
	Ended	Ended	For the
	March 31,	March 31,	Year Ended
	2014(A)	2014	September 30,
	(Unaudited)	(Unaudited)	2013
From Operations
Net investment income (loss)	$(646,713)	$383,759	$5,331,941
Net realized gains (losses) on investments, foreign currency and securities sold short	935,431	(12,891,301)	(29,636,263)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, written options and securities sold short	(150,242)	6,344,240	(5,045,535)
Change in Net Assets from Operations	138,476	(6,163,302)	(29,349,857)
Distributions to Shareholders from:
Net investment income, Class A	—	(25,019)	(13,779)
Net investment income, Class C	—	—	—
Net investment income, Class Y	—	(1,423,044)	(849,219)
Net investment income, Institutional Class	—	(2,744,620)	(1,292,834)
Net realized gains, Class A	—	—	—
Net realized gains, Class C	—	—	—
Net realized gains, Class Y	—	—	—
Net realized gains, Institutional Class	—	—	—
Total Distributions	—	(4,192,683)	(2,155,832)

Net Increase (Decrease) from Share Transactions(B)	211,867,817	6,255,405	(128,132,786)

Total Increase (Decrease) in Net Assets	212,006,293	(4,100,580)	(159,638,475)

Net Assets
Beginning of period	—	370,536,509	530,174,984
End of period	$212,006,293	$366,435,929	$370,536,509
Accumulated Net Investment Income (Loss)	$(646,713)	$(168,295)	$3,640,629

(A)	Represents the period from commencement of operations (October 1, 2013) through March 31, 2014.

(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 66-69.

See accompanying Notes to Financial Statements.

60

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Global Real Estate		International Fixed Income		Merger Arbitrage
Fund		Fund		Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended	March 31,	Year Ended
2014	September 30,	2014	September 30,	2014	September 30,
(Unaudited)	2013	(Unaudited)	2013	(Unaudited)	2013

$334,141	$600,809	$268,850	$401,245	$(3,999,406)	$3,538,840
(254,116)	2,607,920	(102,805)	(24,499)	8,135,622	19,927,864

803,257	(1,421,733)	833,760	(733,700)	(2,677,930)	(1,220,807)
883,282	1,786,996	999,805	(356,954)	1,458,286	22,245,897

(25,071)	(27,807)	(6,819)	(4,103)	(1,133,607)	—
(14,532)	(12,932)	(1,293)	(75)	—	—
(10,992)	(10,544)	(2,845)	(1,374)	(1,487,742)	—
(553,625)	(1,019,621)	(252,050)	(90,058)	(1,216,543)	—
(91,730)	(4,182)	(13,011)	(7,395)	(7,622,004)	(1,776,952)
(56,232)	(1,893)	(3,242)	(1,544)	(1,468,984)	(319,821)
(40,405)	(1,243)	(4,908)	(1,910)	(6,316,581)	(952,569)
(1,918,096)	(182,424)	(361,675)	(111,301)	(4,856,576)	(940,829)
(2,710,683)	(1,260,646)	(645,843)	(217,760)	(24,102,037)	(3,990,171)

(641,935)	(7,548,878)	5,736,924	(846,807)	(26,533,125)	324,836,650

(2,469,336)	(7,022,528)	6,090,886	(1,421,521)	(49,176,876)	343,092,376

17,038,385	24,060,913	30,758,539	32,180,060	688,884,539	345,792,163
$14,569,049	$17,038,385	$36,849,425	$30,758,539	$639,707,663	$688,884,539
$(125,555)	$144,524	$(145,253)	$(151,096)	$(3,956,830)	$3,880,468

61

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Mid Cap		Mid Cap Value
	Fund		Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2014	September 30,	2014	September 30,
	(Unaudited)	2013	(Unaudited)	2013
From Operations
Net investment income (loss)	$796,801	$1,247,243	$714,953	$1,363,525
Net realized gains on investments	3,149,267	7,906,186	10,677,836	13,412,475
Net change in unrealized appreciation (depreciation) on investments	33,266,544	15,462,245	6,627,369	15,731,819
Change in Net Assets from Operations	37,212,612	24,615,674	18,020,158	30,507,819
Distributions to Shareholders from:
Net investment income, Class A	(55,665)	(48,159)	(18,573)	(31,331)
Net investment income, Class C	—	(20,002)	—	(175)
Net investment income, Class Y	(499,864)	(864,201)	(140,051)	(144,380)
Net investment income, Class Z	(3,557)	(65,114)	—	—
Net investment income, Institutional Class	(188,068)	(226,908)	(500,823)	(1,189,996)
Net realized gains, Class A	—	—	(358,204)	(41,174)
Net realized gains, Class C	—	—	(70,196)	(3,413)
Net realized gains, Class Y	—	—	(1,353,854)	(161,899)
Net realized gains, Class Z	—	—	—	—
Net realized gains, Institutional Class	—	—	(12,333,363)	(973,379)
Total Distributions	(747,154)	(1,224,384)	(14,775,064)	(2,545,747)

Net Increase (Decrease) from Share Transactions(A)	65,246,026	251,756,812	111,620,585	46,083,223

Total Increase (Decrease) in Net Assets	101,711,484	275,148,102	114,865,679	74,045,295

Net Assets
Beginning of period	336,933,013	61,784,911	166,772,002	92,726,707
End of period	$438,644,497	$336,933,013	$281,637,681	$166,772,002
Accumulated Net Investment Income (Loss)	$551,779	$502,132	$106,786	$51,280

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 69-71.

See accompanying Notes to Financial Statements.

62

Statements of Changes in Net Assets (Continued)

		Touchstone
Touchstone		Sands Capital
Premium Yield		Select Growth
Equity Fund		Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended
2014	September 30,	2014	September 30,
(Unaudited)	2013	(Unaudited)	2013

$4,922,362	$4,157,850	$(28,492,553)	$(22,780,284)
4,877,533	5,407,695	161,510,796	98,941,091
3,491,971	8,349,888	397,598,111	1,053,951,091
13,291,866	17,915,433	530,616,354	1,130,111,898

(1,925,927)	(2,147,371)	—	—
(668,643)	(383,163)	—	—
(2,179,183)	(1,479,717)	—	—
—	—	—	—
—	—	—	—
—	—	(3,338,561)	—
—	—	(1,618,598)	—
—	—	(20,484,118)	—
—	—	(16,954,589)	—
—	—	—	—
(4,773,753)	(4,010,251)	(42,395,866)	—

(27,758,064)	45,274,313	278,091,398	983,088,443

(19,239,951)	59,179,495	766,311,886	2,113,200,341

176,823,950	117,644,455	5,440,595,385	3,327,395,044
$157,583,999	$176,823,950	$6,206,907,271	$5,440,595,385
$405,994	$257,385	$(53,024,316)	$(24,531,763)

63

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Small Cap		Small Cap
	Core Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2014	September 30,	2014	September 30,
	(Unaudited)	2013	(Unaudited)	2013
From Operations
Net investment income (loss)	$(1,311,764)	$18,286,539	$334,851	$728,685
Net realized gains (losses) on investments and foreign currency transactions	25,149,868	12,189,370	2,868,077	5,690,013
Net change in unrealized appreciation (depreciation) on investments	67,685,431	104,824,025	1,300,924	2,193,049
Change in Net Assets from Operations	91,523,535	135,299,934	4,503,852	8,611,747
Distributions to Shareholders from:
Net investment income, Class A	(1,986,763)	(942,115)	(206,951)	(647,077)
Net investment income, Class C	(238,421)	(121,769)	(4,049)	(5,841)
Net investment income, Class Y	(4,569,477)	(2,366,301)	(20,151)	(11,057)
Net investment income, Class Z	—	—	—	—
Net investment income, Institutional Class	(8,066,410)	(3,846,773)	(87,012)	(55,956)
Net realized gains, Class A	(1,883,497)	(630,183)	—	—
Net realized gains, Class C	(436,531)	(187,197)	—	—
Net realized gains, Class Y	(3,655,120)	(1,285,170)	—	—
Net realized gains, Institutional Class	(6,236,216)	(1,967,687)	—	—
Total Distributions	(27,072,435)	(11,347,195)	(318,163)	(719,931)

Net Increase (Decrease) from Share Transactions(A)	38,193,428	155,238,416	40,897,624	(2,391,599)

Total Increase (Decrease) in Net Assets	102,644,528	279,191,155	45,083,313	5,500,217

Net Assets
Beginning of period	804,871,572	525,680,417	39,101,282	33,601,065
End of period	$907,516,100	$804,871,572	$84,184,595	$39,101,282
Accumulated Net Investment Income (Loss)	$(3,439,999)	$12,732,836	$16,688	$—
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 72-75.

See accompanying Notes to Financial Statements.

64

Statements of Changes in Net Assets (Continued)

		Touchstone
Touchstone		Ultra Short
Total Return		Duration Fixed
Bond Fund		Income Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended
2014	September 30,	2014	September 30,
(Unaudited)	2013	(Unaudited)	2013

$2,553,762	$4,184,919	$3,132,141	$6,025,594
(668,108)	759,500	507,006	558,129
1,736,089	(6,889,987)	643,208	(2,931,388)
3,621,743	(1,945,568)	4,282,355	3,652,335

(128,960)	(347,583)	(139,987)	(487,305)
(23,051)	(68,454)	(60,808)	(148,936)
(330,290)	(812,532)	(2,045,166)	(3,995,021)
—	—	(2,700,518)	(5,742,283)
(2,090,782)	(3,915,650)	(480,206)	(519,400)
—	(7,165)	—	—
—	(2,608)	—	—
—	(15,600)	—	—
—	(82,399)	—	—
(2,573,083)	(5,251,991)	(5,426,685)	(10,892,945)

(20,459,890)	(17,018,551)	(33,510,040)	161,736,572

(19,411,230)	(24,216,110)	(34,654,370)	154,495,962

167,307,949	191,524,059	736,121,390	581,625,428
$147,896,719	$167,307,949	$701,467,020	$736,121,390
$(193)	$19,128	$(1,810,736)	$483,808

65

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Arbitrage Fund
	For the Period
	Ended
	March 31, 2014(A)
	(Unaudited)
	Shares	Dollars
Class A
Proceeds from Shares issued	6,309,924	$63,060,445
Reinvestment of distributions	—	—
Cost of Shares redeemed	(276,827)	(2,770,870)
Change in Class A Share Transactions	6,033,097	60,289,575
Class C
Proceeds from Shares issued	784,934	7,846,066
Reinvestment of distributions	—	—
Cost of Shares redeemed	(4,144)	(41,409)
Change in Class C Share Transactions	780,790	7,804,657
Class Y
Proceeds from Shares issued	9,098,010	91,076,551
Reinvestment of distributions	—	—
Cost of Shares redeemed	(88,796)	(889,921)
Change in Class Y Share Transactions	9,009,214	90,186,630
Institutional Class
Proceeds from Shares issued	5,420,548	54,193,492
Reinvestment of distributions	—	—
Cost of Shares redeemed	(60,568)	(606,537)
Change in Institutional Class Share Transactions	5,359,980	53,586,955

Change from Share Transactions	21,183,081	$211,867,817

(A)Represents the period from commencement of operations (October 1, 2013) through March 31, 2014.

See accompanying Notes to Financial Statements.

66

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Emerging Markets Equity Fund				Touchstone Global Real Estate Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2014		Ended		March 31, 2014		Ended
(Unaudited)		September 30, 2013		(Unaudited)		September 30, 2013
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

59,654	$665,862	567,760	$7,165,296	5,050	$53,543	16,018	$203,002
1,822	20,389	859	11,038	10,580	106,931	2,434	29,394
(344,227)	(3,843,640)	(2,521,816)	(30,327,887)	(8,007)	(88,264)	(5,770)	(70,612)
(282,751)	(3,157,389)	(1,953,197)	(23,151,553)	7,623	72,210	12,682	161,784

23,613	259,109	63,004	772,978	1,896	19,277	15,027	195,729
—	—	—	—	6,986	70,764	1,227	14,825
(84,811)	(923,291)	(139,031)	(1,681,976)	(3,263)	(37,003)	(1,753)	(21,164)
(61,198)	(664,182)	(76,027)	(908,998)	5,619	53,038	14,501	189,390

1,884,296	20,576,564	5,554,259	69,147,852	1,356	15,592	10,262	131,613
127,955	1,422,862	66,139	849,219	5,026	51,397	968	11,787
(2,952,652)	(33,172,586)	(11,533,129)	(134,802,684)	(5,244)	(54,978)	(1,082)	(13,362)
(940,401)	(11,173,160)	(5,912,731)	(64,805,613)	1,138	12,011	10,148	130,038

8,461,663	92,279,677	5,547,305	69,038,192	16,429	193,391	58,011	729,514
245,616	2,731,248	97,567	1,253,736	239,092	2,471,721	97,482	1,202,045
(6,550,558)	(73,760,789)	(8,808,133)	(109,558,550)	(290,269)	(3,444,306)	(794,809)	(9,961,649)
2,156,721	21,250,136	(3,163,261)	(39,266,622)	(34,748)	(779,194)	(639,316)	(8,030,090)

872,371	$6,255,405	(11,105,216)	$(128,132,786)	(20,368)	$(641,935)	(601,985)	$(7,548,878)

67

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone International Fixed Income Fund
	For the Six Months
	Ended		For the Year
	March 31, 2014		Ended
	(Unaudited)		September 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	2,271	$23,886	16,493	$173,082
Reinvestment of distributions	1,588	16,322	978	10,369
Cost of Shares redeemed	(13,725)	(142,856)	(103,704)	(1,079,738)
Change in Class A Share Transactions	(9,866)	(102,648)	(86,233)	(896,287)
Class C
Proceeds from Shares issued	58	601	82	860
Reinvestment of distributions	418	4,260	106	1,118
Cost of Shares redeemed	—	—	(18,069)	(187,934)
Change in Class C Share Transactions	476	4,861	(17,881)	(185,956)
Class Y
Proceeds from Shares issued	—	—	6,268	65,563
Reinvestment of distributions	754	7,753	310	3,284
Cost of Shares redeemed	(7,028)	(72,241)	(19,170)	(200,021)
Change in Class Y Share Transactions	(6,274)	(64,488)	(12,592)	(131,174)
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,136,488	11,795,273	724,214	7,530,588
Reinvestment of distributions	39,876	410,356	18,025	190,893
Cost of Shares redeemed	(600,938)	(6,306,430)	(703,755)	(7,354,871)
Change in Institutional Class Share Transactions	575,426	5,899,199	38,484	366,610

Change from Share Transactions	559,762	$5,736,924	(78,222)	$(846,807)

See accompanying Notes to Financial Statements.

68

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Merger Arbitrage Fund				Touchstone Mid Cap Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2014		Ended		March 31, 2014		Ended
(Unaudited)		September 30, 2013		(Unaudited)		September 30, 2013
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,420,372	$37,422,056	16,476,339	$178,699,582	1,306,333	$28,949,769	2,934,407	$58,979,293
799,051	8,581,806	161,374	1,713,795	2,129	48,558	2,767	46,590
(7,892,938)	(85,876,089)	(5,764,946)	(62,544,443)	(759,424)	(17,009,574)	(902,309)	(18,229,011)
(3,673,515)	(39,872,227)	10,872,767	117,868,934	549,038	11,988,753	2,034,865	40,796,872

211,111	2,254,565	2,652,836	28,292,506	544,836	11,730,285	1,184,308	23,474,769
138,877	1,462,374	28,038	294,398	—	—	1,188	19,628
(531,022)	(5,656,980)	(514,087)	(5,508,524)	(67,659)	(1,470,114)	(16,836)	(332,893)
(181,034)	(1,940,041)	2,166,787	23,078,380	477,177	10,260,171	1,168,660	23,161,504

5,734,788	62,878,658	13,887,040	151,953,961	3,753,600	83,519,502	7,222,794	147,839,291
689,761	7,445,499	84,113	895,808	10,996	251,910	10,452	176,644
(5,086,747)	(55,128,979)	(5,168,052)	(56,098,247)	(2,143,367)	(47,262,835)	(1,448,133)	(28,048,940)
1,337,802	15,195,178	8,803,101	96,751,522	1,621,229	36,508,577	5,785,113	119,966,995

—	—	—	—	379,519	8,344,654	1,075,444	20,667,154
—	—	—	—	157	3,557	3,892	65,114
—	—	—	—	(305,532)	(6,687,380)	(475,176)	(9,552,639)
—	—	—	—	74,144	1,660,831	604,160	11,179,629

2,413,618	26,225,168	10,203,758	111,782,109	1,094,193	24,643,537	4,283,359	86,776,327
531,575	5,752,897	82,741	882,847	4,442	101,755	13,426	226,908
(2,922,678)	(31,894,100)	(2,330,984)	(25,527,142)	(904,541)	(19,917,598)	(1,498,715)	(30,351,423)
22,515	83,965	7,955,515	87,137,814	194,094	4,827,694	2,798,070	56,651,812

(2,494,232)	$(26,533,125)	29,798,170	$324,836,650	2,915,682	$65,246,026	12,390,868	$251,756,812

69

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap Value Fund
	For the Six Months
	Ended		For the Year
	March 31, 2014		Ended
	(Unaudited)		September 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	75,485	$1,221,765	196,834	$2,921,752
Proceeds from Shares issued in connection with merger(A)	913,005	14,967,633	—	—
Reinvestment of distributions	23,901	369,046	5,289	71,903
Cost of Shares redeemed	(122,156)	(1,964,525)	(134,837)	(2,070,096)
Change in Class A Share Transactions	890,235	14,593,919	67,286	923,559
Class C
Proceeds from Shares issued	14,190	228,729	28,883	430,243
Proceeds from Shares issued in connection with merger(A)	75,102	1,220,480	—	—
Reinvestment of distributions	4,492	68,682	274	3,539
Cost of Shares redeemed	(593)	(9,375)	(6,831)	(99,683)
Change in Class C Share Transactions	93,191	1,508,516	22,326	334,099
Class Y
Proceeds from Shares issued	283,360	4,668,345	662,196	9,650,959
Proceeds from Shares issued in connection with merger(A)	6,892,271	113,504,503	—	—
Reinvestment of distributions	93,373	1,451,204	21,720	297,372
Cost of Shares redeemed	(424,452)	(6,899,693)	(764,510)	(11,720,968)
Change in Class Y Share Transactions	6,844,552	112,724,359	(80,594)	(1,772,637)
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,391,291	22,571,209	4,177,025	61,381,798
Proceeds from Shares issued in connection with merger(A)	1,714,774	28,350,276	—	—
Reinvestment of distributions	823,532	12,815,048	153,077	2,137,665
Cost of Shares redeemed	(4,996,770)	(80,942,742)	(1,138,182)	(16,921,261)
Change in Institutional Class Share Transactions	(1,067,173)	(17,206,209)	3,191,920	46,598,202

Change from Share Transactions	6,760,805	$111,620,585	3,200,938	$46,083,223

(A) See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

70

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Premium Yield Equity Fund				Touchstone Sands Capital Select Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2014		Ended		March 31, 2014		Ended
(Unaudited)		September 30, 2013		(Unaudited)		September 30, 2013
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

883,962	$8,157,746	4,062,564	$34,214,680	4,149,060	$71,663,550	19,056,484	$253,243,980
—	—	—	—	—	—	—	—
194,945	1,802,931	239,077	2,024,290	160,574	2,694,434	—	—
(3,887,644)	(35,117,682)	(3,114,647)	(26,815,297)	(3,933,233)	(67,791,691)	(7,899,233)	(106,636,148)
(2,808,737)	(25,157,005)	1,186,994	9,423,673	376,401	6,566,293	11,157,251	146,607,832

318,937	2,925,176	971,989	8,312,998	721,404	12,164,650	6,698,538	85,620,167
—	—	—	—	—	—	—	—
61,496	568,266	38,028	321,605	71,038	1,164,306	—	—
(343,673)	(3,151,018)	(248,618)	(2,143,028)	(842,541)	(14,269,001)	(1,210,228)	(16,144,024)
36,760	342,424	761,399	6,491,575	(50,099)	(940,045)	5,488,310	69,476,143

1,465,951	13,271,539	6,489,004	56,050,352	43,991,893	777,020,986	114,796,231	1,575,407,334
—	—	—	—	—	—	—	—
205,740	1,900,439	142,090	1,221,320	782,694	13,438,856	—	—
(1,970,140)	(18,115,461)	(3,242,622)	(27,912,607)	(31,531,130)	(542,823,947)	(45,712,525)	(638,267,348)
(298,449)	(2,943,483)	3,388,472	29,359,065	13,243,457	247,635,895	69,083,706	937,139,986

—	—	—	—	17,563,119	303,718,929	78,173,861	1,025,556,852
—	—	—	—	1,005,601	16,873,992	—	—
—	—	—	—	(17,123,067)	(295,763,666)	(90,283,128)	(1,195,692,370)
—	—	—	—	1,445,653	24,829,255	(12,109,267)	(170,135,518)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(3,070,426)	$(27,758,064)	5,336,865	$45,274,313	15,015,412	$278,091,398	73,620,000	$983,088,443

71

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Small Cap Core Fund
	For the Six Months
	Ended		For the Year
	March 31, 2014		Ended
	(Unaudited)		September 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	893,096	$18,299,669	2,755,214	$49,649,792
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	179,856	3,724,470	93,286	1,512,949
Cost of Shares redeemed	(913,919)	(18,798,408)	(1,829,055)	(32,986,610)
Change in Class A Share Transactions	159,033	3,225,731	1,019,445	18,176,131
Class C
Proceeds from Shares issued	31,416	630,613	125,334	2,194,830
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	28,665	578,774	16,268	259,899
Cost of Shares redeemed	(115,584)	(2,335,685)	(179,780)	(3,150,506)
Change in Class C Share Transactions	(55,503)	(1,126,298)	(38,178)	(695,777)
Class Y
Proceeds from Shares issued	2,118,743	43,791,309	5,608,051	102,414,124
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	325,231	6,788,917	187,973	3,063,207
Cost of Shares redeemed	(2,309,500)	(48,024,062)	(3,098,592)	(54,941,383)
Change in Class Y Share Transactions	134,474	2,556,164	2,697,432	50,535,948
Institutional Class
Proceeds from Shares issued(B)	3,247,807	67,236,777	8,137,090	148,321,119
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	382,417	7,971,468	231,422	3,764,027
Cost of Shares redeemed	(2,004,980)	(41,670,414)	(3,526,004)	(64,863,032)
Change in Institutional Class Share Transactions	1,625,244	33,537,831	4,842,508	87,222,114

Change from Share Transactions	1,863,248	$38,193,428	8,521,207	$155,238,416

(A) See Note 11 in the Notes to Financial Statements.

(B) Includes a subscription-in-kind for the Small Cap Value Fund on March 21, 2014, which resulted in a subscription into the fund of $24,800,570 with shares of 994,011.

See accompanying Notes to Financial Statements.

72

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Value Fund
For the Six Months
Ended		For the Year
March 31, 2014		Ended
(Unaudited)		September 30, 2013
Shares	Dollars	Shares	Dollars

141,673	$3,491,300	145,731	$2,992,876
100,358	2,549,878	—	—
8,116	201,144	30,906	626,985
(171,405)	(4,133,406)	(400,091)	(8,086,608)
78,742	2,108,916	(223,454)	(4,466,747)

5,945	139,236	37,591	776,680
59,836	1,506,072	—	—
124	3,046	279	5,797
(13,503)	(318,932)	(6,389)	(139,799)
52,402	1,329,422	31,481	642,678

14,637	362,350	22,783	464,463
269,342	6,856,609	—	—
503	12,459	527	11,057
(15,413)	(387,106)	(1,690)	(33,553)
269,069	6,844,312	21,620	441,967

1,002,222	25,003,169	56,619	1,050,016
233,106	5,932,909	—	—
3,513	87,012	2,734	55,956
(16,262)	(408,116)	(5,740)	(115,469)
1,222,579	30,614,974	53,613	990,503

1,622,792	$40,897,624	(116,740)	$(2,391,599)

73

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Total Return Bond Fund
	For the Six Months
	Ended		For the Year
	March 31, 2014		Ended
	(Unaudited)		September 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	54,369	$547,626	766,912	$8,024,153
Reinvestment of distributions	11,917	120,249	32,356	334,720
Cost of Shares redeemed	(609,785)	(6,149,020)	(562,703)	(5,800,575)
Change in Class A Share Transactions	(543,499)	(5,481,145)	236,565	2,558,298
Class C
Proceeds from Shares issued	11,783	118,479	164,043	1,728,220
Reinvestment of distributions	2,111	21,285	6,072	62,918
Cost of Shares redeemed	(76,321)	(770,049)	(236,519)	(2,432,808)
Change in Class C Share Transactions	(62,427)	(630,285)	(66,404)	(641,670)
Class Y
Proceeds from Shares issued	546,434	5,514,495	875,029	9,164,218
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	32,334	326,874	79,074	820,696
Cost of Shares redeemed	(623,137)	(6,292,094)	(1,831,838)	(18,762,033)
Change in Class Y Share Transactions	(44,369)	(450,725)	(877,735)	(8,777,119)
Class Z
Proceeds from Shares issued	—	—	—	—
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,293,948	13,062,851	3,244,273	33,351,984
Reinvestment of distributions	206,925	2,090,782	375,704	3,889,399
Cost of Shares redeemed	(2,879,378)	(29,051,368)	(4,525,810)	(47,399,443)
Change in Institutional Class Share Transactions	(1,378,505)	(13,897,735)	(905,833)	(10,158,060)

Change from Share Transactions	(2,028,800)	$(20,459,890)	(1,613,407)	$(17,018,551)

(A) See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

74

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months
Ended		For the Year
March 31, 2014		Ended
(Unaudited)		September 30, 2013
Shares	Dollars	Shares	Dollars

383,212	$3,620,181	3,764,497	$35,791,356
13,184	124,518	46,701	444,277
(2,519,906)	(23,812,946)	(3,996,637)	(38,041,490)
(2,123,510)	(20,068,247)	(185,439)	(1,805,857)

68,289	644,970	796,167	7,583,595
4,164	39,322	8,991	85,496
(258,797)	(2,444,657)	(574,438)	(5,469,480)
(186,344)	(1,760,365)	230,720	2,199,611

5,694,705	53,784,675	14,488,359	137,674,950
—	—	5,701,547	54,224,138
113,087	1,067,937	245,503	2,334,564
(7,220,995)	(68,205,686)	(13,993,887)	(132,971,124)
(1,413,203)	(13,353,074)	6,441,522	61,262,528

12,270,797	115,889,272	32,594,401	309,984,691
—	—	3,383,059	32,175,399
280,891	2,652,569	542,072	5,154,193
(12,076,287)	(114,081,279)	(31,578,863)	(300,620,937)
475,401	4,460,562	4,940,669	46,693,346

1,577,007	14,891,060	7,427,372	70,628,165
47,070	444,510	49,119	465,418
(1,919,183)	(18,124,486)	(1,864,515)	(17,706,639)
(295,106)	(2,788,916)	5,611,976	53,386,944

(3,542,762)	$(33,510,040)	17,039,448	$161,736,572

75

Financial Highlights

Touchstone Arbitrage Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	March 31,
	2014(A)
	(Unaudited)
Net asset value at beginning of periodl	$10.00
Income (loss) from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gains on investments	0.03
Total from investment operations	—
Net asset value at end of period	$10.00
Total return(B)	0.00	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$60,320
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(D)	2.59	%(E)
Gross expenses (including dividend expense on securities sold short)(F)	2.59	%(E)
Net investment loss	(1.25	%)(E)
Portfolio turnover rate	155	%(C)

Touchstone Arbitrage Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	March 31,
	2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Loss from investment operations:
Net investment loss	(0.03)
Net realized and unrealized losses on investments	—	(G)
Total from investment operations	(0.03)
Net asset value at end of period	$9.97
Total return(B)	(0.30	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,787
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(D)	3.39	%(E)
Gross expenses (including dividend expense on securities sold short)(F)	3.78	%(E)
Net investment loss	(2.05	%)(E)
Portfolio turnover rate	155	%(C)

(A)	Represents the period from commencement of operations (October 1, 2013) through March 31, 2014.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower. (C) Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.63% and for Class C is 2.43% for the period ended March 31, 2014.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.63% and for Class C is 2.82% for the perod ended March 31, 2014.
(G)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

76

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	March 31,
	2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gains on investments	0.03
Total from investment operations	0.01
Net asset value at end of period	$10.01
Total return	0.10	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$90,194
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(C)	2.30	%(D)
Gross expenses (including dividend expense on securities sold short(E)	2.30	%(D)
Net investment loss	(0.97	%)(D)
Portfolio turnover rate	155	%(B)

Touchstone Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	March 31,
	2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	(0.04)
Net realized and unrealized gains on investments	0.06
Total from investment operations	0.02
Net asset value at end of period	$10.02
Total return	0.20	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$53,706
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(C)	2.24	%(D)
Gross expenses (including dividend expense on securities sold short)(E)	2.25	%(D)
Net investment loss	(0.90	%)(D)
Portfolio turnover rate	155	%(B)

(A)	Represents the period from commencement of operations (October 1, 2013) through March 31, 2014.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 1.34% and for Institutional Class is 1.28% for the period ended March 31, 2014.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding for dividend and interest expense on securities sold short for Class Y is 1.34% and for Institutional Class is 1.29% for the period ended March 31, 2014.

See accompanying Notes to Financial Statements.

77

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$11.52	$12.24	$10.69	$12.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(B)	0.09	(B)	0.11	0.10	0.03
Net realized and unrealized gains (losses) on investments	(0.31)	(0.80)	1.68	(2.05)	2.65
Total from investment operations	(0.32)	(0.71)	1.79	(1.95)	2.68
Distributions from:
Net investment income	(0.03)	(0.01)	(0.15)	(0.02)	—
Realized capital gains	—	—	(0.09)	(0.02)	—
Total distributions	(0.03)	(0.01)	(0.24)	(0.04)	—
Net asset value at end of period	$11.17	$11.52	$12.24	$10.69	$12.68
Total return(C)	(2.75	%)(D)	(5.69%)	16.71%	(15.45%)	26.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,389	$9,843	$34,369	$26,592	$10,343
Ratio to average net assets:
Net expenses	1.69	%(E)	1.69%	1.72%	1.74%	1.74%
Gross expenses	2.35	%(E)	1.93%	1.99%	1.95%	2.25%
Net investment income (loss)	(0.13	%)(E)	0.71%	0.94%	0.98%	0.76%
Portfolio turnover rate	30	%(D)	25%	33	%(F)	18%	8%

Touchstone Emerging Markets Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013		2012		2011	2010(A)
Net asset value at beginning of period	$11.33		$12.13		$10.54		$12.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	(—	)(B)(G)	0.04		0.03	—	(G)
Net realized and unrealized gains (losses) on investments	(0.30)		(0.80)		1.64		(2.05)	2.58
Total from investment operations	(0.35)		(0.80)		1.68		(2.02)	2.58
Distributions from:
Net investment income	—		—		—	(G)	—	—
Realized capital gains	—		—		(0.09)		(0.02)	—
Total distributions	—		—		(0.09)		(0.02)	—
Net asset value at end of period	$10.98		$11.33		$12.13		$10.54	$12.58
Total return(C)	(3.09	%)(D)	(6.44%)		15.84%		(16.07%)	25.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,934		$3,719		$4,903		$5,417	$3,590
Ratio to average net assets:
Net expenses	2.44	%(E)	2.44%		2.47%		2.49%	2.49%
Gross expenses	3.04	%(E)	2.84%		2.85%		2.82%	2.99%
Net investment income (loss)	(0.88	%)(E)	(0.04%)		0.19%		0.21%	(0.03%)
Portfolio turnover rate	30	%(D)	25%		33	%(F)	18%	8%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.
(G)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

78

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$11.54	$12.27	$10.74	$12.72	$10.00
Income (loss) from investment operations:
Net investment income	0.01	(B)	0.13	(B)	0.14	0.11	0.01
Net realized and unrealized gains (losses) on investments	(0.31)	(0.81)	1.70	(2.05)	2.71
Total from investment operations	(0.30)	(0.68)	1.84	(1.94)	2.72
Distributions from:
Net investment income	(0.13)	(0.05)	(0.22)	(0.02)	—
Realized capital gains	—	—	(0.09)	(0.02)	—
Total distributions	(0.13)	(0.05)	(0.31)	(0.04)	—
Net asset value at end of period	$11.11	$11.54	$12.27	$10.74	$12.72
Total return	(2.57	%)(C)	(5.45%)	17.12%	(15.21%)	27.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$122,885	$138,451	$219,717	$151,532	$13,597
Ratio to average net assets:
Net expenses	1.38	%(D)	1.37%	1.41%	1.48%	1.49%
Gross expenses	1.40	%(D)	1.35%	1.44%	1.48%	2.10%
Net investment income	0.18	%(D)	1.04%	1.25%	1.50%	0.86%
Portfolio turnover rate	30	%(C)	25%	33	%(E)	18%	8%

Touchstone Emerging Markets Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$11.55	$12.28	$10.76	$12.74	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(B)	0.14	(B)	0.18	0.13	0.05
Net realized and unrealized gains (losses) on investments	(0.30)	(0.81)	1.67	(2.06)	2.69
Total from investment operations	(0.28)	(0.67)	1.85	(1.93)	2.74
Distributions from:
Net investment income	(0.15)	(0.06)	(0.24)	(0.03)	—
Realized capital gains	—	—	(0.09)	(0.02)	—
Total distributions	(0.15)	(0.06)	(0.33)	(0.05)	—
Net asset value at end of period	$11.12	$11.55	$12.28	$10.76	$12.74
Total return	(2.43	%)(C)	(5.43%)	17.28%	(15.18%)	27.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$234,229	$218,523	$271,186	$244,657	$125,414
Ratio to average net assets:
Net expenses	1.29	%(D)	1.29%	1.32%	1.34%	1.34%
Gross expenses	1.33	%(D)	1.29%	1.37%	1.43%	1.74%
Net investment income	0.27	%(D)	1.11%	1.34%	1.51%	1.26%
Portfolio turnover rate	30	%(C)	25%	33	%(E)	18%	8%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

79

Financial Highlights (Continued)

Touchstone Global Real Estate Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$12.03	$11.86	$9.76	$11.46	$10.00
Income (loss) from investment operations:
Net investment income	0.22	0.30	(B)	0.20	(B)	0.35	0.36
Net realized and unrealized gains (losses) on investments	0.34	0.55	2.51	(1.10)	1.45
Total from investment operations	0.56	0.85	2.71	(0.75)	1.81
Distributions from:
Net investment income	(0.42)	(0.58)	(0.16)	(0.48)	(0.35)
Realized capital gains	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(2.19)	(0.68)	(0.61)	(0.95)	(0.35)
Net asset value at end of period	$10.40	$12.03	$11.86	$9.76	$11.46
Total return(C)	5.88	%(D)	7.22%	29.15%	(7.47%)	18.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$637	$645	$486	$2,038	$881
Ratio to average net assets:
Net expenses	1.39	%(E)	1.39%	1.39%	1.39%	1.39%
Gross expenses	3.69	%(E)	3.73%	3.27%	3.55%	4.27%
Net investment income	4.21	%(E)	2.42%	1.87%	2.30%	2.94%
Portfolio turnover rate	29	%(D)	159%	94%	85%	107%

Touchstone Global Real Estate Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$12.06	$11.90	$9.80	$11.50	$10.00
Income (loss) from investment operations:
Net investment income	0.17	0.21	(B)	0.12	(B)	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.35	0.54	2.52	(1.05)	1.58
Total from investment operations	0.52	0.75	2.64	(0.85)	1.75
Distributions from:
Net investment income	(0.38)	(0.49)	(0.09)	(0.38)	(0.25)
Realized capital gains	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(2.15)	(0.59)	(0.54)	(0.85)	(0.25)
Net asset value at end of period	$10.43	$12.06	$11.90	$9.80	$11.50
Total return(C)	5.49	%(D)	6.35%	28.19%	(8.20%)	17.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$406	$401	$223	$116	$123
Ratio to average net assets:
Net expenses	2.14	%(E)	2.14%	2.14%	2.14%	2.14%
Gross expenses	4.99	%(E)	5.54%	7.79%	11.08%	4.60%
Net investment income	3.46	%(E)	1.67%	1.12%	1.58%	1.60%
Portfolio turnover rate	29	%(D)	159%	94%	85%	107%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

80

Financial Highlights (Continued)

Touchstone Global Real Estate Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$12.14	$11.97	$9.84	$11.53	$10.00
Income (loss) from investment operations:
Net investment income	0.21	0.34	(B)	0.23	(B)	0.32	0.28
Net realized and unrealized gains (losses) on investments	0.37	0.54	2.54	(1.06)	1.58
Total from investment operations	0.58	0.88	2.77	(0.74)	1.86
Distributions from:
Net investment income	(0.43)	(0.61)	(0.19)	(0.48)	(0.33)
Realized capital gains	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(2.20)	(0.71)	(0.64)	(0.95)	(0.33)
Net asset value at end of period	$10.52	$12.14	$11.97	$9.84	$11.53
Total return	6.03	%(C)	7.42%	29.53%	(7.27%)	18.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$251	$276	$150	$118	$129
Ratio to average net assets:
Net expenses	1.14	%(D)	1.14%	1.14%	1.14%	1.14%
Gross expenses	4.98	%(D)	5.95%	7.29%	9.49%	3.62%
Net investment income	4.46	%(D)	2.67%	2.12%	2.59%	2.61%
Portfolio turnover rate	29	%(C)	159%	94%	85%	107%

Touchstone Global Real Estate Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$12.26	$12.07	$9.92	$11.61	$10.00
Income (loss) from investment operations:
Net investment income	0.25	0.36	(B)	0.26	(B)	0.33	0.29
Net realized and unrealized gains (losses) on investments	0.34	0.56	2.55	(1.07)	1.59
Total from investment operations	0.59	0.92	2.81	(0.74)	1.88
Distributions from:
Net investment income	(0.44)	(0.63)	(0.21)	(0.48)	(0.27)
Realized capital gains	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(2.21)	(0.73)	(0.66)	(0.95)	(0.27)
Net asset value at end of period	$10.64	$12.26	$12.07	$9.92	$11.61
Total return	6.05	%(C)	7.67%	29.68%	(7.21%)	19.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$13,275	$15,716	$23,201	$2,994	$3,232
Ratio to average net assets:
Net expenses	0.99	%(D)	0.99%	0.99%	0.99%	0.99%
Gross expenses	1.71	%(D)	1.54%	2.09%	3.15%	3.34%
Net investment income	4.61	%(D)	2.82%	2.27%	2.73%	2.75%
Portfolio turnover rate	29	%(C)	159%	94%	85%	107%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

81

Financial Highlights (Continued)

Touchstone International Fixed Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.45	$10.68	$10.49	$11.38	$10.00
Income (loss) from investment operations:
Net investment income	0.07	0.10	0.14	(B)	0.14	0.12
Net realized and unrealized gains (losses) on investments	0.20	(0.27)	0.47	0.02	1.38
Total from investment operations	0.27	(0.17)	0.61	0.16	1.50
Distributions from:
Net investment income	(0.08)	(0.02)	(0.38)	(1.00)	(0.12)
Realized capital gains	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.22)	(0.06)	(0.42)	(1.05)	(0.12)
Net asset value at end of period	$10.50	$10.45	$10.68	$10.49	$11.38
Total return(C)	2.63	%(D)	(1.66%)	6.24%	1.67%	15.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$893	$991	$1,934	$2,555	$1,319
Ratio to average net assets:
Net expenses	1.09	%(E)	1.09%	1.09%	1.09%	1.09%
Gross expenses	2.86	%(E)	2.47%	1.97%	2.18%	2.47%
Net investment income	1.34	%(E)	0.96%	1.36%	2.06%	1.39%
Portfolio turnover rate	29	%(D)	59%	56%	64%	160%

Touchstone International Fixed Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.38	$10.67	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.04	0.01	0.06	(B)	0.13	0.05
Net realized and unrealized gains (losses) on investments	0.19	(0.26)	0.47	(0.05)	1.37
Total from investment operations	0.23	(0.25)	0.53	0.08	1.42
Distributions from:
Net investment income	(0.06)	(—	)(F)	(0.30)	(0.92)	(0.05)
Realized capital gains	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.20)	(0.04)	(0.34)	(0.97)	(0.05)
Net asset value at end of period	$10.41	$10.38	$10.67	$10.48	$11.37
Total return(C)	2.26	%(D)	(2.32%)	5.37%	0.94%	14.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$240	$234	$432	$581	$407
Ratio to average net assets:
Net expenses	1.84	%(E)	1.84%	1.84%	1.84%	1.84%
Gross expenses	6.89	%(E)	6.15%	4.73%	4.53%	3.16%
Net investment income	0.60	%(E)	0.21%	0.61%	1.14%	0.59%
Portfolio turnover rate	29	%(D)	59%	56%	64%	160%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

82

Financial Highlights (Continued)

Touchstone International Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.45	$10.66	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.06	0.14	0.17	(B)	0.20	(B)	0.16
Net realized and unrealized gains (losses) on investments	0.22	(0.28)	0.46	(0.01)	1.37
Total from investment operations	0.28	(0.14)	0.63	0.19	1.53
Distributions from:
Net investment income	(0.08)	(0.03)	(0.41)	(1.03)	(0.16)
Realized capital gains	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.22)	(0.07)	(0.45)	(1.08)	(0.16)
Net asset value at end of period	$10.51	$10.45	$10.66	$10.48	$11.37
Total return	2.89	%(C)	(1.41%)	6.42%	1.97%	15.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$312	$376	$517	$721	$193
Ratio to average net assets:
Net expenses	0.84	%(D)	0.84%	0.84%	0.84%	0.84%
Gross expenses	4.08	%(D)	3.61%	2.91%	2.91%	2.50%
Net investment income	1.59	%(D)	1.21%	1.61%	1.92%	1.52%
Portfolio turnover rate	29	%(C)	59%	56%	64%	160%

Touchstone International Fixed Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.47	$10.67	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.10	0.14	0.18	(B)	0.23	0.17
Net realized and unrealized gains (losses) on investments	0.20	(0.27)	0.47	(0.02)	1.37
Total from investment operations	0.30	(0.13)	0.65	0.21	1.54
Distributions from:
Net investment income	(0.09)	(0.03)	(0.42)	(1.05)	(0.17)
Realized capital gains	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.23)	(0.07)	(0.46)	(1.10)	(0.17)
Net asset value at end of period	$10.54	$10.47	$10.67	$10.48	$11.37
Total return	2.93	%(C)	(1.28%)	6.69%	2.11%	15.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$35,405	$29,157	$29,297	$7,931	$7,746
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.96	%(D)	1.02%	1.03%	1.41%	1.64%
Net investment income	1.74	%(D)	1.36%	1.76%	2.25%	1.67%
Portfolio turnover rate	29	%(C)	59%	56%	64%	160%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

83

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2014	September 30,	30,
(Unaudited)	2013	2012	2011(A)
Net asset value at beginning of period	$11.05	$10.65	$10.02	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(B)	0.07	(B)	(0.09	)(B)	—	(C)
Net realized and unrealized gains on investments	0.09	0.44	0.73	0.02
Total from investment operations	0.02	0.51	0.64	0.02
Distributions from:
Net investment income	(0.05)	—	—	(C)	—
Realized capital gains	(0.33)	(0.11)	(0.01)	—
Total distributions	(0.38)	(0.11)	(0.01)	—
Net asset value at end of period	$10.69	$11.05	$10.65	$10.02
Total return(D)	0.13	%(E)	4.84%	6.35%	0.30	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$227,667	$275,858	$150,148	$260
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(F)	2.54	%(G)	2.27%	1.96%	3.33	%(G)
Gross expenses (including dividend expense on securities sold short)(H)	2.54	%(G)	2.27%	1.97%	28.67	%(G)
Net investment income (loss)	(1.30	%)(G)	0.65%	(0.90%)	(1.97	%)(G)
Portfolio turnover rate	159	%(E)	288%	307%	311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.58%, 1.64%, 1.65% and 1.69% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended September 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.58%, 1.64%, 1.66% and 27.03% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

84

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,		Year Ended				September
	2014		September 30,				30,
	(Unaudited)		2013		2012		2011(A)
Net asset value at beginning of period	$10.85		$10.54		$10.01		$10.00
Income (loss) from investment operations:
Net investment loss	(0.11	)(B)	(0.01	)(B)	(0.17	)(B)	(0.01)
Net realized and unrealized gains on investments	0.09		0.43		0.71		0.02
Total from investment operations	(0.02)		0.42		0.54		0.01
Distributions from:
Net investment income	—		—		—	(C)	—
Realized capital gains	(0.33)		(0.11)		(0.01)		—
Total distributions	(0.33)		(0.11)		(0.01)		—
Net asset value at end of period	$10.50		$10.85		$10.54		$10.01
Total return(D)	(0.23	%)(E)	3.93%		5.56%		0.10	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$46,484		$50,001		$25,739		$254
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(F)	3.32	%(G)	3.05%		2.74%		4.23	%(G)
Gross expenses (including dividend expense on securities sold short)(H)	3.32	%(G)	3.05%		2.75%		29.58	%(G)
Net investment loss	(2.08	%)(G)	(0.13%)		(1.68%)		(2.74	%)(G)
Portfolio turnover rate	159	%(E)	288%		307%		311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 2.36%, 2.42%, 2.43% and 2.43% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended September 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 2.36%, 2.42%, 2.44% and 27.78% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

85

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2014	September 30,	30,
(Unaudited)	2013	2012	2011(A)
Net asset value at beginning of period	$11.10	$10.68	$10.02	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	0.10	(B)	(0.07	)(B)	(0.01)
Net realized and unrealized gains on investments	0.09	0.43	0.74	0.03
Total from investment operations	0.04	0.53	0.67	0.02
Distributions from:
Net investment income	(0.07)	—	—	(C)	—
Realized capital gains	(0.33)	(0.11)	(0.01)	—
Total distributions	(0.40)	(0.11)	(0.01)	—
Net asset value at end of period	$10.74	$11.10	$10.68	$10.02
Total return	0.36	%(D)	5.01%	6.75%	0.20	%(D)
Net assets at end of period (000's)	$200,100	$192,095	$90,741	$1,160
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.25	%(F)	2.02%	1.68%	2.74	%(F)
Gross expenses (including dividend expense on securities sold short)(G)	2.25	%(F)	2.01%	1.70%	8.22	%(F)
Net investment income (loss)	(1.00	%)(F)	0.90%	(0.62%)	(1.65	%)(F)
Portfolio turnover rate	159	%(D)	288%	307%	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.29%, 1.39%, 1.37% and 1.43% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.29%, 1.38%, 1.39% and 6.91% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2014	September 30,	30,
(Unaudited)	2013	2012	2011(A)
Net asset value at beginning of period	$11.13	$10.69	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	0.11	(B)	(0.06	)(B)	(0.02)
Net realized and unrealized gains on investments	0.08	0.44	0.73	0.05
Total from investment operations	0.03	0.55	0.67	0.03
Distributions from:
Net investment income	(0.08)	—	—	(C)	—
Realized capital gains	(0.33)	(0.11)	(0.01)	—
Total distributions	(0.41)	(0.11)	(0.01)	—
Net asset value at end of period	$10.75	$11.13	$10.69	$10.03
Total return	0.23	%(D)	5.20%	6.75%	0.30	%(D)
Net assets at end of period (000's)	$165,456	$170,930	$79,164	$5,016
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.23	%(F)	1.91%	1.59%	1.86	%(F)
Gross expenses (including dividend expense on securities sold short)(G)	2.20	%(F)	1.92%	1.62%	4.83	%(F)
Net investment income (loss)	(0.99	%)(F)	1.01%	(0.53%)	(1.13	%)(F)
Portfolio turnover rate	159	%(D)	288%	307%	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.27%, 1.28%, 1.28% and 1.28% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended September 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.25%, 1.29%, 1.31% and 4.25% for the six months ended March 31, 2014, years ended September 2013, 2012 and for the period ended September 2011, respectively.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010	2009
Net asset value at beginning of period	$20.87	$16.55	$13.16	$12.67	$11.20	$13.07
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.12	(A)	0.10	(A)	(0.02)	0.29	0.04
Net realized and unrealized gains (losses) on investments	2.15	4.51	3.31	0.51	1.24	(1.85)
Total from investment operations	2.17	4.63	3.41	0.49	1.53	(1.81)
Distributions from:
Net investment income	(0.02)	(0.31)	(0.02)	—	(0.06)	(0.03)
Realized capital gains	—	—	—	—	—	(0.03)
Total distributions	(0.02)	(0.31)	(0.02)	—	(0.06)	(0.06)
Net asset value at end of period	$23.02	$20.87	$16.55	$13.16	$12.67	$11.20
Total return(B)	10.41	%(C)	28.43%	25.95%	3.87%	13.72%	(13.81%)
Ratios and supplemental data:
Net assets at end of period (000's)	$60,744	$43,611	$905	$698	$685	$453
Ratio to average net assets:
Net expenses	1.22	%(D)	1.21%	1.21%	1.21%	1.21%	1.15%
Gross expenses	1.37	%(D)	1.50%	3.50%	3.05%	2.84%	3.84%
Net investment income (loss)	0.26	%(D)	0.61%	0.66%	(0.02%)	0.34%	0.39%
Portfolio turnover rate	11	%(C)	20%	152%	97%	132%	187%

Touchstone Mid Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$20.37		$16.21		$12.96		$12.58	$11.19	$13.12
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.03	)(A)	(0.01	)(A)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	2.09		4.42		3.26		0.45	1.43	(1.87)
Total from investment operations	2.04		4.39		3.25		0.38	1.39	(1.90)
Distributions from:
Net investment income	—		(0.23)		—		—	—	—
Realized capital gains	—		—		—		—	—	(0.03)
Total distributions	—		(0.23)		—		—	—	(0.03)
Net asset value at end of period	$22.41		$20.37		$16.21		$12.96	$12.58	$11.19
Total return(B)	10.02	%(C)	27.43%		25.08%		3.02%	12.42%	(14.47%)
Ratios and supplemental data:
Net assets at end of period (000's)	$38,214		$25,018		$962		$476	$249	$169
Ratio to average net assets:
Net expenses	1.97	%(D)	1.96%		1.96%		1.96%	1.94%	1.90%
Gross expenses	2.13	%(D)	2.37%		4.62%		4.95%	4.57%	6.99%
Net investment loss	(0.49	%)(D)	(0.14%)		(0.09%)		(0.80%)	(0.40%)	(0.38%)
Portfolio turnover rate	11	%(C)	20%		152%		97%	132%	187%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010	2009
Net asset value at beginning of period	$20.98	$16.60	$13.17	$12.68	$11.25	$13.14
Income (loss) from investment operations:
Net investment income	0.05	0.17	(A)	0.15	(A)	0.05	0.08	0.07
Net realized and unrealized gains (losses) on investments	2.16	4.53	3.31	0.47	1.44	(1.88)
Total from investment operations	2.21	4.70	3.46	0.52	1.52	(1.81)
Distributions from:
Net investment income	(0.05)	(0.32)	(0.03)	(0.03)	(0.09)	(0.05)
Realized capital gains	—	—	—	—	—	(0.03)
Total distributions	(0.05)	(0.32)	(0.03)	(0.03)	(0.09)	(0.08)
Net asset value at end of period	$23.14	$20.98	$16.60	$13.17	$12.68	$11.25
Total return	10.54	%(B)	28.78%	26.29%	4.10%	13.58%	(13.68%)
Ratios and supplemental data:
Net assets at end of period (000's)	$237,488	$181,276	$47,419	$77,785	$123,493	$168,313
Ratio to average net assets:
Net expenses	0.96	%(C)	0.95%	0.92%	0.96%	0.94%	0.90%
Gross expenses	1.04	%(C)	1.09%	1.08%	1.06%	1.07%	1.05%
Net investment income	0.52	%(C)	0.87%	0.95%	0.26%	0.71%	0.61%
Portfolio turnover rate	11	%(B)	20%	152%	97%	132%	187%

Touchstone Mid Cap Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010	2009
Net asset value at beginning of period	$20.73	$16.45	$13.08	$12.59	$11.18	$13.05
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.12	(A)	0.10	(A)	(—)	(D)	0.02	0.03
Net realized and unrealized gains (losses) on investments	2.13	4.48	3.28	0.49	1.45	(1.84)
Total from investment operations	2.16	4.60	3.38	0.49	1.47	(1.81)
Distributions from:
Net investment income	(0.01)	(0.32)	(0.01)	—	(0.06)	(0.03)
Realized capital gains	—	—	—	—	—	(0.03)
Total distributions	(0.01)	(0.32)	(0.01)	—	(0.06)	(0.06)
Net asset value at end of period	$22.88	$20.73	$16.45	$13.08	$12.59	$11.18
Total return	10.40	%(B)	28.45%	25.89%	3.89%	13.20%	(13.83%)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,889	$12,858	$267	$934	$652	$1,814
Ratio to average net assets:
Net expenses	1.22	%(C)	1.21%	1.21%	1.21%	1.19%	1.15%
Gross expenses	1.46	%(C)	1.55%	3.67%	3.68%	2.14%	2.22%
Net investment income (loss)	0.26	%(C)	0.61%	0.66%	(0.09%)	0.45%	0.39%
Portfolio turnover rate	11	%(B)	20%	152%	97%	132%	187%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout The Period

Six Months	Year	Period
Ended	Ended	Ended
March 31,	September	September
2014	30,	30,
(Unaudited)	2013	2012(A)
Net asset value at beginning of period	$20.99	$16.61	$15.36
Income from investment operations:
Net investment income	0.06	0.19	(B)	0.10	(B)
Net realized and unrealized gains on investments	2.16	4.52	1.15
Total from investment operations	2.22	4.71	1.25
Distributions from:
Net investment income	(0.06)	(0.33)	—
Net asset value at end of period	$23.15	$20.99	$16.61
Total return	10.57	%(C)	28.85%	8.14	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$86,310	$74,170	$12,231
Ratio to average net assets:
Net expenses	0.90	%(D)	0.89%	0.89	%(D)
Gross expenses	1.00	%(D)	1.07%	1.38	%(D)
Net investment income	0.58	%(D)	0.93%	0.98	%(D)
Portfolio turnover rate	11	%(C)	20%	152%

(A)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.09		$12.98	$10.86	$11.76	$10.00
Income (loss) from investment operations:
Net investment income	0.02		0.10	0.09	0.09	0.12
Net realized and unrealized gains (losses) on investments	1.68		3.26	2.78	(0.72)	1.74
Total from investment operations	1.70		3.36	2.87	(0.63)	1.86
Distributions from:
Net investment income	(0.03)		(0.10)	(0.09)	(0.11)	(0.10)
Realized capital gains	(1.34)		(0.15)	(0.66)	(0.16)	—
Total distributions	(1.37)		(0.25)	(0.75)	(0.27)	(0.10)
Net asset value at end of period	$16.42		$16.09	$12.98	$10.86	$11.76
Total return(B)	11.13	%(C)	26.26%	27.55%	(5.72%)	18.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,028		$5,307	$3,409	$2,364	$345
Ratio to average net assets:
Net expenses	1.29	%(D)	1.29%	1.29%	1.29%	1.29%
Gross expenses	1.64	%(D)	1.75%	1.97%	2.07%	3.07%
Net investment income	0.51	%(D)	0.73%	0.77%	0.86%	1.07%
Portfolio turnover rate	28	%(C)(E)	68%	42%	59%	45%

Touchstone Mid Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.00	$12.92	$10.82	$11.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(—)	(F)	—	(F)	0.03	0.03
Net realized and unrealized gains (losses) on investments	1.63	3.24	2.77	(0.75)	1.75
Total from investment operations	1.62	3.24	2.77	(0.72)	1.78
Distributions from:
Net investment income (loss)	—	(0.01)	(0.01)	(0.04)	(0.04)
Realized capital gains	(1.34)	(0.15)	(0.66)	(0.16)	—
Total distributions	(1.34)	(0.16)	(0.67)	(0.20)	(0.04)
Net asset value at end of period	$16.28	$16.00	$12.92	$10.82	$11.74
Total return(B)	10.66	%(C)	25.32%	26.64%	(6.45%)	17.88%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,249	$719	$292	$204	$132
Ratio to average net assets:
Net expenses	2.04	%(D)	2.04%	2.04%	2.04%	2.04%
Gross expenses	3.38	%(D)	4.17%	7.90%	7.74%	3.86%
Net investment income (loss)	(0.24	%)(D)	(0.02%)	0.02%	0.10%	0.27%
Portfolio turnover rate	28	%(C)(E)	68%	42%	59%	45%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

91

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.15		$13.03	$10.89	$11.79	$10.00
Income (loss) from investment operations:
Net investment income	0.02		0.15	0.11	0.12	0.14
Net realized and unrealized gains (losses) on investments	1.70		3.26	2.81	(0.72)	1.76
Total from investment operations	1.72		3.41	2.92	(0.60)	1.90
Distributions from:
Net investment income	(0.04)		(0.14)	(0.12)	(0.14)	(0.11)
Realized capital gains	(1.34)		(0.15)	(0.66)	(0.16)	—
Total distributions	(1.38)		(0.29)	(0.78)	(0.30)	(0.11)
Net asset value at end of period	$16.49		$16.15	$13.03	$10.89	$11.79
Total return	11.24	%(B)	26.53%	27.97%	(5.51%)	19.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$128,958		$15,782	$13,785	$4,685	$589
Ratio to average net assets:
Net expenses	1.04	%(C)	1.04%	1.04%	1.04%	1.04%
Gross expenses	1.19	%(C)	1.37%	1.46%	1.58%	3.19%
Net investment income	0.76	%(C)	0.98%	1.02%	1.20%	1.40%
Portfolio turnover rate	28	%(B)(D)	68%	42%	59%	45%

Touchstone Mid Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.20		$13.07	$10.92	$11.83	$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.16	0.13	0.16	0.10
Net realized and unrealized gains (losses) on investments	1.67		3.28	2.82	(0.75)	1.82
Total from investment operations	1.74		3.44	2.95	(0.59)	1.92
Distributions from:
Net investment income	(0.05)		(0.16)	(0.14)	(0.16)	(0.09)
Realized capital gains	(1.34)		(0.15)	(0.66)	(0.16)	—
Total distributions	(1.39)		(0.31)	(0.80)	(0.32)	(0.09)
Net asset value at end of period	$16.55		$16.20	$13.07	$10.92	$11.83
Total return	11.32	%(B)	26.71%	28.17%	(5.41%)	19.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$130,403		$144,965	$75,240	$39,808	$39,509
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%	0.89%	0.89%
Gross expenses	1.04	%(C)	1.09%	1.12%	1.15%	1.93%
Net investment income	0.91	%(C)	1.13%	1.17%	1.21%	1.66%
Portfolio turnover rate	28	%(B)(D)	68%	42%	59%	45%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

92

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$8.92		$8.11	$6.76	$6.48	$5.93	$7.56
Income (loss) from investment operations:
Net investment income	0.30	(A)	0.24	0.24	0.21	0.21	0.22
Net realized and unrealized gains (losses) on investments	0.47		0.80	1.36	0.28	0.54	(1.64)
Total from investment operations	0.77		1.04	1.60	0.49	0.75	(1.42)
Distributions from:
Net investment income	(0.29)		(0.23)	(0.24)	(0.21)	(0.20)	(0.21)
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.29)		(0.23)	(0.25)	(0.21)	(0.20)	(0.21)
Net asset value at end of period	$9.40		$8.92	$8.11	$6.76	$6.48	$5.93
Total return(B)	8.70	%(C)	12.97%	23.98%	7.43%	12.82%	(18.40%)
Ratios and supplemental data:
Net assets at end of period (000's)	$64,442		$86,171	$68,780	$28,739	$22,441	$19,879
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.30	%(D)	1.29%	1.30%	1.35%	1.40%	1.55%
Net investment income	6.33	%(A)(D)	2.74%	3.26%	3.02%	3.30%	3.97%
Portfolio turnover rate	16	%(C)	56%	16%	54%	29%	30%

Touchstone Premium Yield Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$8.90		$8.10	$6.76	$6.49	$5.93	$7.56
Income (loss) from investment operations:
Net investment income	0.26	(A)	0.16	0.18	0.16	0.16	0.10
Net realized and unrealized gains (losses) on investments	0.49		0.80	1.35	0.27	0.55	(1.55)
Total from investment operations	0.75		0.96	1.53	0.43	0.71	(1.45)
Distributions from:
Net investment income	(0.25)		(0.16)	(0.18)	(0.16)	(0.15)	(0.18)
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.25)		(0.16)	(0.19)	(0.16)	(0.15)	(0.18)
Net asset value at end of period	$9.40		$8.90	$8.10	$6.76	$6.49	$5.93
Total return(B)	8.44	%(C)	12.03%	22.93%	6.60%	12.11%	(18.96%)
Ratios and supplemental data:
Net assets at end of period (000's)	$25,680		$24,009	$15,680	$7,499	$6,870	$3,319
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.03	%(D)	2.08%	2.14%	2.28%	2.23%	3.08%
Net investment income	5.58	%(A)(D)	1.99%	2.51%	2.27%	2.60%	2.80%
Portfolio turnover rate	16	%(C)	56%	16%	54%	29%	30%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 3.57%, respectively.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

93

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$8.90		$8.10	$6.75	$6.47	$5.92	$7.55
Income (loss) from investment operations:
Net investment income	0.31	(A)	0.25	0.27	0.20	0.22	0.22
Net realized and unrealized gains (losses) on investments	0.48		0.80	1.35	0.30	0.54	(1.62)
Total from investment operations	0.79		1.05	1.62	0.50	0.76	(1.40)
Distributions from:
Net investment income	(0.30)		(0.25)	(0.26)	(0.22)	(0.21)	(0.23)
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.30)		(0.25)	(0.27)	(0.22)	(0.21)	(0.23)
Net asset value at end of period	$9.39		$8.90	$8.10	$6.75	$6.47	$5.92
Total return	8.96	%(B)	13.14%	24.31%	7.67%	13.14%	(18.22%)
Ratios and supplemental data:
Net assets at end of period (000's)	$67,461		$66,644	$33,185	$3,980	$11,540	$551
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	0.97	%(C)	1.04%	1.18%	1.25%	1.53%	13.70%
Net investment income	6.58	%(A)(C)	2.99%	3.51%	3.16%	3.77%	2.97%
Portfolio turnover rate	16	%(B)	56%	16%	54%	29%	30%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 3.57%, respectively.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

94

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A
Selected Data for a Share Outstanding

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended			September
	2014		September 30,			30,
	(Unaudited)		2013	2012		2011(A)
Net asset value at beginning of period	$16.08		$12.65	$9.39		$9.39
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.05)	(0.09	)(B)	(0.03)
Net realized and unrealized gains on investments	1.68		3.48	3.35		0.03
Total from investment operations	1.59		3.43	3.26		—
Distributions from:
Realized capital gains	(0.13)		—	—		—
Net asset value at end of period	$17.54		$16.08	$12.65		$9.39
Total return(C)	9.91	%(D)	27.11%	34.72%		0.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$460,787		$416,396	$186,384		$21,211
Ratio to average net assets:
Net expenses	1.36	%(E)	1.28%	1.37%		1.45	%(E)
Gross expenses	1.39	%(E)	1.37%	1.47%		1.64	%(E)
Net investment loss	(1.07	%)(E)	(0.62%)	(0.74%)		(0.94	%)(E)
Portfolio turnover rate	15	%(D)	37%	19%		19	%(D)

Touchstone Sands Capital Select Growth Fund—Class C
Selected Data for a Share Outstanding

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended			September
	2014		September 30,			30,
	(Unaudited)		2013	2012		2011(A)
Net asset value at beginning of period	$15.74		$12.47	$9.33		$9.39
Income (loss) from investment operations:
Net investment loss	(0.15)		(0.13)	(0.17	)(B)	(0.06)
Net realized and unrealized gains on investments	1.64		3.40	3.31		—	(F)
Total from investment operations	1.49		3.27	3.14		(0.06)
Distributions from:
Realized capital gains	(0.13)		—	—		—
Net asset value at end of period	$17.10		$15.74	$12.47		$9.33
Total return(C)	9.56	%(D)	26.14%	33.66%		(0.64	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$214,907		$198,584	$88,931		$8,660
Ratio to average net assets:
Net expenses	2.11	%(E)	2.03%	2.12%		2.20	%(E)
Gross expenses	2.14	%(E)	2.14%	2.22%		2.56	%(E)
Net investment loss	(1.82	%)(E)	(1.37%)	(1.49%)		(1.69	%)(E)
Portfolio turnover rate	15	%(D)	37%	19%		19	%(D)

(A)	Represents the period from commencement of operations (November 15, 2010) through September 30, 2011.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

95

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014			Year Ended September 30,
	(Unaudited)		2013	2012		2011	2010	2009
Net asset value at beginning of period	$16.44		$12.90	$9.56		$8.83	$7.34	$6.86
Income (loss) from investment operations:
Net investment loss	(0.06)		(0.02)	(0.06	)(A)	(0.14)	(0.07)	(0.03)
Net realized and unrealized gains on investments	1.71		3.56	3.40		0.87	1.56	0.51
Total from investment operations	1.65		3.54	3.34		0.73	1.49	0.48
Distributions from:
Realized capital gains	(0.13)		—	—		—	—	—
Net asset value at end of period	$17.96		$16.44	$12.90		$9.56	$8.83	$7.34
Total return	10.06	%(B)	27.44%	34.94%		8.14%	20.44%	7.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,170,523		$2,684,731	$1,215,124		$392,464	$120,333	$82,918
Ratio to average net assets:
Net expenses	1.11	%(C)	1.03%	1.11%		1.20%	1.22%	0.98%
Gross expenses	1.09	%(C)	1.06%	1.18%		1.23%	1.28%	1.05%
Net investment loss	(0.82	%)(C)	(0.37%)	(0.49%)		(0.68%)	(0.52%)	(0.48%)
Portfolio turnover rate	15	%(B)	37%	19%		19%	27%	50%

Touchstone Sands Capital Select Growth Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013	2012		2011	2010	2009
Net asset value at beginning of period	$16.08		$12.65	$9.39		$8.70	$7.24	$6.79
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.10)	(0.08	)(A)	(0.07)	(0.04)	(0.04)
Net realized and unrealized gains on investments	1.68		3.53	3.34		0.76	1.50	0.49
Total from investment operations	1.59		3.43	3.26		0.69	1.46	0.45
Distributions from:
Realized capital gains	(0.13)		—	—		—	—	—
Net asset value at end of period	$17.54		$16.08	$12.65		$9.39	$8.70	$7.24
Total return	9.91	%(B)	27.11%	34.72%		7.93%	20.17%	6.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,360,691		$2,140,884	$1,836,957		$911,849	$540,329	$333,200
Ratio to average net assets:
Net expenses	1.36	%(C)	1.28%	1.32%		1.42%	1.47%	1.23%
Gross expenses	1.39	%(C)	1.37%	1.39%		1.52%	1.53%	1.32%
Net investment loss	(1.06	%)(C)	(0.62%)	(0.70%)		(0.93%)	(0.79%)	(0.74%)
Portfolio turnover rate	15	%(B)	37%	19%		19%	27%	50%

(A)	The net investment loss per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

96

Financial Highlights (Continued)

Touchstone Small Cap Core Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$19.44	$16.02	$11.94	$11.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	0.44	0.05	(0.02)	0.02
Net realized and unrealized gains on investments	2.20	3.28	4.20	0.35	1.60
Total from investment operations	2.14	3.72	4.25	0.33	1.62
Distributions from:
Net investment income	(0.31)	(0.18)	(—)	(B)	(0.01)	—
Realized capital gains	(0.29)	(0.12)	(0.17)	(—)	(B)	—
Total distributions	(0.60)	(0.30)	(0.17)	(0.01)	—
Net asset value at end of period	$20.98	$19.44	$16.02	$11.94	$11.62
Total return(C)	11.07	%(D)	23.60%	35.86%	2.82%	16.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$135,471	$122,394	$84,539	$43,074	$50,110
Ratio to average net assets:
Net expenses	1.35	%(E)	1.34%	1.34%	1.34%	1.34%
Gross expenses	1.45	%(E)	1.53%	1.58%	1.79%	1.55%
Net investment income (loss)	(0.57	%)(E)	2.47%	0.37%	(0.10%)	0.32%
Portfolio turnover rate	10	%(D)	15%	11%	37%	29%

Touchstone Small Cap Core Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$19.01	$15.69	$11.79	$11.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	0.30	(0.01)	(0.08)	(0.02)
Net realized and unrealized gains on investments	2.16	3.22	4.08	0.32	1.57
Total from investment operations	2.02	3.52	4.07	0.24	1.55
Distributions from:
Net investment income	(0.16)	(0.08)	(—)	(B)	(—)	(B)	—
Realized capital gains	(0.29)	(0.12)	(0.17)	(—)	(B)	—
Total distributions	(0.45)	(0.20)	(0.17)	(—)	(B)	—
Net asset value at end of period	$20.58	$19.01	$15.69	$11.79	$11.55
Total return(C)	10.71	%(D)	22.69%	34.78%	2.08%	15.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,910	$28,685	$24,278	$11,739	$5,245
Ratio to average net assets:
Net expenses	2.10	%(E)	2.09%	2.09%	2.09%	2.09%
Gross expenses	2.18	%(E)	2.24%	2.30%	2.51%	2.57%
Net investment income (loss)	(1.32	%)(E)	1.72%	(0.38%)	(0.80%)	(0.43%)
Portfolio turnover rate	10	%(D)	15%	11%	37%	29%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

97

Financial Highlights (Continued)

Touchstone Small Cap Core Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$19.59	$16.13	$12.00	$11.67	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)	0.46	0.07	0.02	0.03
Net realized and unrealized gains on investments	2.20	3.34	4.24	0.34	1.64
Total from investment operations	2.19	3.80	4.31	0.36	1.67
Distributions from:
Net investment income (loss)	(0.36)	(0.22)	(0.01)	(0.03)	—
Realized capital gains	(0.29)	(0.12)	(0.17)	(—)	(B)	—
Total distributions	(0.65)	(0.34)	(0.18)	(0.03)	—
Net asset value at end of period	$21.13	$19.59	$16.13	$12.00	$11.67
Total return	11.28	%(C)	24.01%	36.23%	3.05%	16.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$281,177	$258,024	$168,987	$58,164	$33,536
Ratio to average net assets:
Net expenses	1.03	%(D)	1.03%	1.04%	1.09%	1.09%
Gross expenses	1.09	%(D)	1.14%	1.17%	1.21%	1.31%
Net investment income (loss)	(0.24	%)(D)	2.78%	0.66%	0.21%	0.61%
Portfolio turnover rate	10	%(C)	15%	11%	37%	29%

Touchstone Small Cap Core Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2014	Year Ended September 30,
(Unaudited)	2013	2012	2011	2010(A)
Net asset value at beginning of period	$19.57	$16.11	$11.99	$11.65	$10.00
Income from investment operations:
Net investment income (loss)	(0.03)	0.49	0.06	0.03	0.06
Net realized and unrealized gains on investments	2.23	3.32	4.26	0.35	1.61
Total from investment operations	2.20	3.81	4.32	0.38	1.67
Distributions from:
Net investment income (loss)	(0.38)	(0.23)	(0.03)	(0.04)	(0.02)
Realized capital gains	(0.29)	(0.12)	(0.17)	(—)	(B)	—
Total distributions	(0.67)	(0.35)	(0.20)	(0.04)	(0.02)
Net asset value at end of period	$21.10	$19.57	$16.11	$11.99	$11.65
Total return	11.33	%(C)	24.13%	36.32%	3.24%	16.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$460,958	$395,770	$247,876	$43,035	$10,386
Ratio to average net assets:
Net expenses	0.98	%(D)	0.94%	0.94%	0.94%	0.94%
Gross expenses	1.04	%(D)	1.07%	1.09%	1.16%	1.32%
Net investment income (loss)	(0.19	%)(D)	2.87%	0.77%	0.36%	0.66%
Portfolio turnover rate	10	%(C)	15%	11%	37%	29%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

98

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2014	September 30,	30,
(Unaudited)	2013	2012	2011(A)(B)
Net asset value at beginning of period	$22.79	$18.33	$13.85	$17.36
Income (loss) from investment operations:
Net investment income	0.18	(C)	0.41	0.21	(C)	0.22
Net realized and unrealized gains (losses) on investments	2.38	4.45	4.60	(3.57)
Total from investment operations	2.56	4.86	4.81	(3.35)
Distributions from:
Net investment income	(0.14)	(0.40)	(0.33)	(0.16)
Net asset value at end of period	$25.21	$22.79	$18.33	$13.85
Total return(D)	11.24	%(E)	26.82%	34.87%	(19.37	%)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$40,509	$34,826	$32,115	$37,385
Ratio to average net assets:
Net expenses	1.43	%(F)	1.43%	1.43%	1.43	%(F)
Gross expenses	1.71	%(F)	1.78%	1.77%	1.72	%(F)
Net investment income	1.55	%(F)	1.98%	1.26%	1.97	%(F)
Portfolio turnover rate	47	%(E)(G)(H)	98%	109%	206	%(E)

Touchstone Small Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2014	September 30,	30,
(Unaudited)	2013	2012	2011(A)
Net asset value at beginning of period	$22.61	$18.23	$13.82	$17.36
Income (loss) from investment operations:
Net investment income	0.09	(C)	0.29	0.09	(C)	0.09
Net realized and unrealized gains (losses) on investments	2.36	4.39	4.58	(3.50)
Total from investment operations	2.45	4.68	4.67	(3.41)
Distributions from:
Net investment income	(0.08)	(0.30)	(0.26)	(0.13)
Net asset value at end of period	$24.98	$22.61	$18.23	$13.82
Total return(D)	10.84	%(E)	25.90%	33.95%	(19.77	%)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,238	$841	$104	$2
Ratio to average net assets:
Net expenses	2.18	%(F)	2.18%	2.18%	2.18	%(F)
Gross expenses	3.60	%(F)	5.19%	28.35%	342.41	%(F)
Net investment income	0.80	%(F)	1.23%	0.51%	0.95	%(F)
Portfolio turnover rate	47	%(E)(G)(H)	98%	109%	206	%(E)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.
(B)	Effective June 10, 2011, Class Z shares converted to Class A shares.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover rate excludes securities received from a subscription-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

99

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2014	September 30,	30,
(Unaudited)	2013	2012	2011(A)
Net asset value at beginning of period	$22.82	$18.36	$13.89	$17.36
Income (loss) from investment operations:
Net investment income	0.22	(B)	0.48	0.26	(B)	0.71
Net realized and unrealized gains (losses) on investments	2.36	4.44	4.59	(4.00)
Total from investment operations	2.58	4.92	4.85	(3.29)
Distributions from:
Net investment income	(0.17)	(0.46)	(0.38)	(0.18)
Net asset value at end of period	$25.23	$22.82	$18.36	$13.89
Total return	11.38	%(C)	27.11%	35.19%	(19.10	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,639	$769	$222	$2
Ratio to average net assets:
Net expenses	1.18	%(D)	1.18%	1.18%	1.18	%(D)
Gross expenses	2.26	%(D)	3.45%	22.47%	70.29	%(D)
Net investment income	1.80	%(D)	2.23%	1.51%	2.05	%(D)
Portfolio turnover rate	47	%(C)(E)	98%	109%	206	%(C)

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2014	September 30,	30,
(Unaudited)	2013	2012	2011(A)
Net asset value at beginning of period	$22.81	$18.35	$13.86	$17.36
Income (loss) from investment operations:
Net investment income	0.23	(B)	0.48	0.29	(B)	0.20
Net realized and unrealized gains (losses) on investments	2.37	4.47	4.60	(3.51)
Total from investment operations	2.60	4.95	4.89	(3.31)
Distributions from:
Net investment income	(0.18)	(0.49)	(0.40)	(0.19)
Net asset value at end of period	$25.23	$22.81	$18.35	$13.86
Total return	11.43	%(C)	27.30%	35.56%	(19.23	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$33,799	$2,665	$1,160	$741
Ratio to average net assets:
Net expenses	1.03	%(D)	1.03%	1.03%	1.03	%(D)
Gross expenses	1.47	%(D)	1.83%	1.87%	3.59	%(D)
Net investment income	1.95	%(D)	2.38%	1.66%	2.12	%(D)
Portfolio turnover rate	47	%(C)(E)(F)	98%	109%	206	%(C)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover rate excludes securities received from a subscription-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

100

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class A†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months					Period
	Ended					Ended		Period
	March 31,		Year Ended			September		Ended
	2014		September 30,			30,		March 31,
	(Unaudited)		2013	2012		2011(A)		2011 (B)
Net asset value at beginning of period	$10.07		$10.50	$10.13		$9.90		$10.15
Income (loss) from investment operations:
Net investment income	0.16		0.21	0.23		0.24		0.28
Net realized and unrealized gains (losses) on investments	0.06		(0.36)	0.41		0.24		(0.14	)(C)
Total from investment operations	0.22		(0.15)	0.64		0.48		0.14
Distributions from:
Net investment income	(0.15)		(0.27)	(0.27)		(0.25)		(0.39)
Realized capital gains	—		(0.01)	—		—		—
Total distributions	(0.15)		(0.28)	(0.27)		(0.25)		(0.39)
Net asset value at end of period	$10.14		$10.07	$10.50		$10.13		$9.90
Total return(D)	2.15	%(E)	(1.48%)	6.42%		5.02	%(E)	1.31	%(E)(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,743		$12,167	$10,210		$4,737		$7
Ratio to average net assets:
Net expenses	0.90	%(G)	0.90%	0.90%		0.90	%(G)	0.65	%(G)
Gross expenses	1.19	%(G)	1.10%	1.22%		1.69	%(G)	1.75	%(G)
Net investment income	2.86	%(G)	2.07%	2.26%		4.40	%(G)	4.16	%(G)
Portfolio turnover rate	1	%(E)	35%	79	%(H)	7	%(E)	27	%(E)

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.
††	Per share data prior to August 1, 2011, reflects a 1.01491:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.
(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Investor Class shares were renamed Class A shares.
(B)	Represents the period from commencement of operations (August 16, 2010) through March 31, 2011.
(C)	This amount per share is a loss for the Class A shares because of the short time period since the Commencement of Operations on August 16, 2010 relative to the full fiscal year in which the Class Y shares were in operation. The loss during this period is offset by the gain in the Class Y shares during the full fiscal year to create a gain in the Net Realized and Unrealized Gain on Investments in the other classes.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

101

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended			September
	2014		September 30,			30,
	(Unaudited)		2013	2012		2011(A)
Net asset value at beginning of period	$10.05		$10.49	$10.12		$10.04
Income (loss) from investment operations:
Net investment income	0.11		0.11	0.14		0.06
Net realized and unrealized gains (losses) on investments	0.07		(0.35)	0.42		0.09
Total from investment operations	0.18		(0.24)	0.56		0.15
Distributions from:
Net investment income	(0.11)		(0.19)	(0.19)		(0.07)
Realized capital gains	—		(0.01)	—		—
Total distributions	(0.11)		(0.20)	(0.19)		(0.07)
Net asset value at end of period	$10.12		$10.05	$10.49		$10.12
Total return(B)	1.77	%(C)	(2.33%)	5.63%		1.51	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,840		$2,455	$3,257		$2,587
Ratio to average net assets:
Net expenses	1.65	%(D)	1.65%	1.65%		1.65	%(D)
Gross expenses	2.35	%(D)	2.10%	2.03%		2.55	%(D)
Net investment income	2.11	%(D)	1.32%	1.51%		3.75	%(D)
Portfolio turnover rate	1	%(C)	35%	79	%(E)	7	%(C)

(A)	Represents the period from commencement of operations (August 1, 2011) through September 30, 2011.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

102

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class Y†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended			September		Year Ended
	2014		September 30,			30,		March 31,
	(Unaudited)		2013	2012		2011(A)		2011		2010		2009
Net asset value at beginning of period	$10.08		$10.52	$10.15		$9.86		$9.66		$8.48		$9.20
Income (loss) from investment operations:
Net investment income	0.16		0.23	0.25		0.24		0.45		0.48		0.48
Net realized and unrealized gains (losses) on investments	0.07		(0.36)	0.42		0.30		0.21		1.21		(0.73)
Total from investment operations	0.23		(0.13)	0.67		0.54		0.66		1.69		(0.25)
Distributions from:
Net investment income	(0.16)		(0.30)	(0.30)		(0.25)		(0.46)		(0.51)		(0.47)
Realized capital gains	—		(0.01)	—		—		—		—		—
Total distributions	(0.16)		(0.31)	(0.30)		(0.25)		(0.46)		(0.51)		(0.47)
Net asset value at end of period	$10.15		$10.08	$10.52		$10.15		$9.86		$9.66		$8.48
Total return	2.31	%(B)	(1.32%)	6.72%		5.29	%(B)	6.97	%(C)	20.28	%(C)	(2.79	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$19,322		$19,635	$29,716		$17,810		$16,512		$16,877		$13,075
Ratio to average net assets:
Net expenses	0.62	%(D)	0.62%	0.58%		0.48	%(D)	0.40%		0.40%		0.40%
Gross expenses	0.68	%(D)	0.71%	0.70%		1.13	%(D)	1.62%		1.56%		1.14%
Net investment income	3.14	%(D)	2.34%	2.59%		4.35	%(D)	4.46%		5.10%		5.23%
Portfolio turnover rate	1	%(B)	35%	79	%(E)	7	%(B)	27%		29%		24%

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.
††	Per share data prior to August 1, 2011, reflects a 0.87567:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.
(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Institutional Class shares were renamed Class Y shares.
(B)	Not annualized.
(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

103

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended			September
	2014		September 30,			30,
	(Unaudited)		2013	2012		2011(A)
Net asset value at beginning of period	$10.08		$10.51	$10.14		$10.06
Income from investment operations:
Net investment income	0.16		0.25	0.22		0.08
Net realized and unrealized gains (losses) on investments	0.08		(0.36)	0.46		0.09
Total from investment operations	0.24		(0.11)	0.68		0.17
Distributions from:
Net investment income	(0.17)		(0.31)	(0.31)		(0.09)
Realized capital gains	—		(0.01)	—		—
Total distributions	(0.17)		(0.32)	(0.31)		(0.09)
Net asset value at end of period	$10.15		$10.08	$10.51		$10.14
Total return	2.37	%(B)	(1.09%)	6.81%		1.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$119,991		$133,051	$148,341		$6,386
Ratio to average net assets:
Net expenses	0.50	%(C)	0.50%	0.50%		0.50	%(C)
Gross expenses	0.59	%(C)	0.60%	0.67%		1.21	%(C)
Net investment income	3.26	%(C)	2.47%	2.66%		4.89	%(C)
Portfolio turnover rate	1	%(B)	35%	79	%(D)	7	%(B)

(A)	Effective Represents the period from commencement of operations (August 1, 2011) through September 30, 2011.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

104

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2014		30,		30,
	(Unaudited)		2013		2012(A)
Net asset value at beginning of period	$9.45		$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.03		0.09		0.09
Net realized and unrealized gains (losses) on investments	0.02		(0.04)		(0.01)
Total from investment operations	0.05		0.05		0.08
Distributions from:
Net investment income	(0.07)		(0.16)		(0.09)
Net asset value at end of period	$9.43		$9.45		$9.56
Total return(B)	0.52	%(C)	0.48%		0.85	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$11,995		$32,088		$34,228
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%		0.69	%(D)
Gross expenses	0.88	%(D)	0.83%		1.19	%(D)
Net investment income	0.80	%(D)	0.85%		1.40	%(D)
Portfolio turnover rate	56	%(C)	107	%(E)	169	%(E)(F)

Touchstone Ultra Short Duration Fixed Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2014		30,		30,
	(Unaudited)		2013		2012(A)
Net asset value at beginning of period	$9.45		$9.56		$9.57
Income from investment operations:
Net investment income	0.02		0.04		0.05
Net realized and unrealized gains (losses) on investments	0.02		(0.04)		0.01
Total from investment operations	0.04		—		0.06
Distributions from:
Net investment income	(0.05)		(0.11)		(0.07)
Net asset value at end of period	$9.44		$9.45		$9.56
Total return(B)	0.37	%(C)	(0.02%)		0.62	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$11,787		$13,568		$11,517
Ratio to average net assets:
Net expenses	1.19	%(D)	1.19%		1.19	%(D)
Gross expenses	1.40	%(D)	1.39%		1.68	%(D)
Net investment income	0.30	%(D)	0.35%		0.90	%(D)
Portfolio turnover rate	56	%(C)	107	%(E)	169	%(E)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

105

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2014		30,		30,
	(Unaudited)		2013		2012(A)
Net asset value at beginning of period	$9.45		$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.05		0.12		0.08
Net realized and unrealized gains (losses) on investments	0.02		(0.05)		0.01
Total from investment operations	0.07		0.07		0.09
Distributions from:
Net investment income	(0.08)		(0.18)		(0.10)
Net asset value at end of period	$9.44		$9.45		$9.56
Total return	0.75	% (B)	0.74%		0.97	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$235,503		$249,250		$190,515
Ratio to average net assets:
Net expenses	0.44	%(C)	0.44%		0.44	%(C)
Gross expenses	0.49	%(C)	0.51%		0.55	%(C)
Net investment income	1.05	%(C)	1.10%		1.65	%(C)
Portfolio turnover rate	56	%(B)	107	%(D)	169	%(E)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013		2012			2010	2009
Net asset value at beginning of period	$9.45		$9.56		$9.58		$9.68	$9.66	$9.74
Income (loss) from investment operations:
Net investment income	0.04		0.09		0.14		0.15	0.18	0.32
Net realized and unrealized gains (losses) on investment	0.02		(0.04)		0.06		(0.04)	0.06	(0.07)
Total from investment operations	0.06		0.05		0.20		0.11	0.24	0.25
Distributions from:
Net investment income	(0.07)		(0.16)		(0.22)		(0.21)	(0.22)	(0.33)
Net asset value at end of period	$9.44		$9.45		$9.56		$9.58	$9.68	$9.66
Total return	0.62	%(B)	0.52%		2.10%		1.12%	2.49%	2.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$385,400		$381,554		$338,669		$346,131	$236,650	$108,552
Ratio to average net assets:
Net expenses	0.69	%(C)	0.65%		0.64%		0.69%	0.69%	0.69%
Gross expenses	0.76	%(C)	0.73%		0.73%		0.78%	0.81%	0.85%
Net Investment Income	0.80	%(C)	0.89%		1.45%		1.39%	1.69%	3.41%
Portfolio turnover rate	56	%(B)	107	%(D)	169	%(E)	144%	119%	15%

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

106

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year		Period
	Ended		Ended		Ended
	March 31,		September		September
	2014		30,		30,
	(Unaudited)		2013		2012(A)
Net asset value at beginning of period	$9.45		$9.56		$9.57
Income from investment operations:
Net investment income	0.05		0.14		0.09
Net realized and unrealized gains (losses) on investments	0.02		(0.07)		—	(B)
Total from investment operations	0.07		0.07		0.09
Distributions from:
Net investment income	(0.08)		(0.18)		(0.10)
Net asset value at end of period	$9.44		$9.45		$9.56
Total return	0.77	%(C)	0.78%		0.99	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$56,782		$59,662		$6,697
Ratio to average net assets:
Net expenses	0.39	%(D)	0.39%		0.39	%(D)
Gross expenses	0.47	%(D)	0.52%		1.23	%(D)
Net investment income	1.10	%(D)	1.15%		1.70	%(D)
Portfolio turnover rate	56	%(C)	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

107

Notes to Financial Statements

March 31, 2014 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Declaration of Trust dated October 25, 1993. The Trust consists of multiple funds including the following thirteen funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Arbitrage Fund (“Arbitrage Fund”)

Touchstone Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

Touchstone Global Real Estate Fund (“Global Real Estate Fund”)

Touchstone International Fixed Income Fund (“International Fixed Income Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Small Cap Core Fund (“Small Cap Core Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Total Return Bond Fund (“Total Return Bond Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is an open-end, diversified, management investment company, with the exception of the Arbitrage Fund, Global Real Estate Fund, International Fixed Income Fund, Merger Arbitrage Fund, Sands Capital Select Growth Fund and Small Cap Core Fund, each of which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class Z	Class
Arbitrage Fund	X	X	X		X
Emerging Markets Equity Fund	X	X	X		X
Global Real Estate Fund	X	X	X		X
International Fixed Income Fund	X	X	X		X
Merger Arbitrage Fund	X	X	X		X
Mid Cap Fund	X	X	X	X	X
Mid Cap Value Fund	X	X	X		X
Premium Yield Equity Fund	X	X	X
Sands Capital Select Growth Fund	X	X	X	X
Small Cap Core Fund	X	X	X		X
Small Cap Value Fund	X	X	X		X
Total Return Bond Fund	X	X	X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

108

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended March 31, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the Emerging Markets Equity Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

109

Notes to Financial Statements (Unaudited) (Continued)

Level 2 Valuation — Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held on the books of a Fund, to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation — Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2014, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $77,297,300 and $242,736,337 and had securities with a fair value of $0 and $212,357,573 held as collateral and cash collateral of $72,733,295 and $213,705,981 for both securities sold short and written options, respectively.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently

110

Notes to Financial Statements (Unaudited) (Continued)

adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of March 31, 2014, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $98,570 and $427,997 and had securities with a fair value of $0 and $212,357,573 held as collateral and cash collateral of $72,733,295 and $213,705,981 for both securities sold short and written options, respectively. The Arbitrage and Merger Arbitrage Fund also held purchased options with a fair value of $78,405 and $375,055, resepctively, as of March 31, 2014.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2014, the Arbitrage Fund, the International Fixed Income Fund, and the Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International

111

Notes to Financial Statements (Unaudited) (Continued)

Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting).These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2014, the derivative assets and liabilities (by type) on a gross basis for the Funds were as follows:

	Assets	Liabilities
Arbitrage Fund
Written Options	$—	$98,570
Merger Arbitrage Fund
Forward Foreign Currency Contracts	22,805	568,423
Written Options	—	427,997

Total gross amounts of assets and liabilities subject to MNA	$22,805	$1,094,990

The following table presents the Arbitrage Fund, International Fixed Income Fund and Merger Arbitrage Fund’s derivative assets net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of March 31, 2014

112

Notes to Financial Statements (Unaudited) (Continued)

	Gross
	Amount of	Gross Amount Available	Non-Cash	Cash	Net Amount
	Recognized	for Offset in Statement	Collateral	Collateral	of Derivative
	Assets	of Assets and Liabilities	Pledges	Pledges	Assets(A)
Merger Arbitrage Fund
Forward Foreign Currency Contracts(B)	$22,805	$(22,805)	$—	$—	$—

Total	$22,805	$(22,805)	$—	$—	$—

The following table presents the Arbitrage Fund, International Fixed Income Fund and Merger Arbitrage Fund’s derivative liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of March 31, 2014:

	Gross
	Amount of	Gross Amount Available	Non-Cash	Cash	Net Amount
	Recognized	for Offset in Statement	Collateral	Collateral	of Derivative
	Liabilities	of Assets and Liabilities	Pledges	Pledges	Liabilities(C)
Arbitrage Fund
Written Options(D)	$98,570	$—	$—	$(92,632)	$5,938
Merger Arbitrage Fund
Forward Foreign Currency Contracts(B)	568,423	(22,805)	—	—	545,618
Written Options(D)	427,997	—	(51,850)	(376,147)	—

Total	$1,094,990	$(22,805)	$(51,850)	$(468,779)	$551,556

(A)	Net amount represents the net amount receivable from the counterparty in the event of default.

(B)	Brown Brothers Harriman is the counterparty.

(C)	Net amount represents the net amount payable due to the counterparty in the event of default.

(D)	BTIG is the counterparty.

The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2014:

Fair Value of Derivative Investments

As of March 31, 2014

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Forward-Foreign Currency Exchange Contracts*	$4,623	$107,593
	Purchased Options-Equity Contracts**	78,405	—
	Written Options-Equity Contracts***	—	98,570
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts*	330,060	350,893
Merger Arbitrage Fund	Forward-Foreign Currency Exchange Contracts*	22,805	568,423
	Purchased Options-Equity Contracts**	375,055	—
	Written Options-Equity Contracts***	—	427,997
Small Cap Core Fund	Warrants-Equity Contracts**	253,110	—

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

** Statements of Assets and Liabilities Location: Non-affiliated security, at market value.

*** Statements of Assets and Assets and Liabilities Location: Written options at market value.

113

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the operations of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2014:

The Effect of Derivative Investments on the Statement of Operations

for the Six Months Ended March 31, 2014

			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Arbitrage Fund	Forward-Foreign Currency Exchange Contracts*	$201,465	$(102,970)
	Purchased Options-Equity Contracts**	(14,878)	(46,775)
	Written Options-Equity Contracts***	—	35,638
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts*	(381,886)	337,395
Merger Arbitrage Fund	Forward-Foreign Currency Exchange Contracts*	1,139,532	(489,944)
	Purchased Options-Equity Contracts**	(78,966)	(512,562)
	Written Options-Equity Contracts***	—	468,252
Small Cap Core Fund	Warrants-Equity Contracts**	—	(338,875)

* Statements of Operations Location: Net realized gains (losses) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net realized gains (losses) from non-affiliated securities and net change in unrealized appreciation (depreciation) on investments, respectively.

*** Statements of Operations Location: Net change in unrealized appreciation (depreciation) on written options.

For the six months ended March 31, 2014, the average quarterly balance of outstanding derivative financial instruments were as follows:

		International	Merger	Small
	Arbitrage	Fixed Income	Arbitrage	Cap Core
Fund	Fund	Fund	Fund	Fund
Equity contracts:
Purchased Options - Average number of contracts	341	—	1,678	—
Written Options - Average number of contracts	333	—	2,177	—
Warrants - Average number of contracts	—	—	—	69,345
Foreign currency exchange contracts:
Average number of contracts	6	18	6	—
Average U.S. dollar amount purchased	$5,291,627	$13,760,369	$31,078,463	$—
Average U.S. dollar amount sold	$817,703	$17,978,850	$3,106,061	$—

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

114

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$15,104,148	$15,337,555
Global Real Estate Fund	1,056,154	1,090,981
Mid Cap Fund	28,255,508	28,588,759
Mid Cap Value Fund	12,400,092	12,608,180
Sands Capital Select Growth Fund	158,652,865	159,916,330
Small Cap Core Fund	114,067,841	115,115,695
Small Cap Value Fund	5,204,279	5,379,679

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the International Fixed Income Fund, Total Return Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the International Fixed Income Fund and Total Return Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase.

115

Notes to Financial Statements (Unaudited) (Continued)

Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% that will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Arbitrage Fund, Emerging Markets Equity Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Core Fund distribute their income, if any, annually, as a dividend to shareholders. The Global Real Estate Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The International Fixed Income Fund, Premium Yield Equity Fund, and Total Return Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividend declarations by underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, in Touchstone Investment Trust,Touchstone Strategic Trust,Touchstone Variable Series Trust,Touchstone Institutional Funds Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

116

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2014:

		Emerging	Global	International	Merger
	Arbitrage	Markets Equity	Real Estate	Fixed Income	Arbitrage
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities	$357,142,572	$109,480,265	$4,236,809	$12,086,192	$946,505,405
Proceeds from sales and maturities	$164,776,762	$103,537,119	$4,933,681	$8,260,585	$1,033,583,409

		Mid Cap	Premium Yield	Sands Capital
	Mid Cap	Value	Equity	Select Growth
	Fund	Fund*	Fund	Fund
Purchases of investment securities	$104,449,300	$48,717,817	$30,588,113	$1,010,661,944
Proceeds from sales and maturities	$41,605,201	$103,968,473	$24,801,560	$860,097,567

	Small Cap	Small Cap	Total Return	Ultra Short
	Core	Value	Bond	Duration Fixed
	Fund	Fund**	Fund	Income Fund
Purchases of investment securities	$100,016,124	$20,976,005	$1,757,122	$351,095,894
Proceeds from sales and maturities	$86,149,842	$24,376,113	$15,862,924	$398,741,157

* The cost of purchases and proceeds from sales on the Mid Cap Value Fund excludes the purchases and sales of the Acquired Fund (See Note 11). If these transactions were included, purchases and sales would have been higher.

** The Small Cap Value Fund had a subscription-in-kind on March 21, 2014, which resulted in a subscription into the Fund of $24,800,570 and is excluded from the Purchases of Investment Securities. The subscription was comprised of securities and cash in the amounts of $24,652,457 and $148,113, respectively. The cost of purchases and proceeds from sales on the Small Cap Value Fund excludes the purchases and sales of the Acquired Fund (See Note 11). If these transactions were included, purchases and sales would have been higher.

For the six months ended March 31, 2014, purchases and proceeds from sales and maturities in U.S. Government Securities were $0 and $214,563 for the International Fixed Income Fund, $394,789 and $8,793,979 for the Total Return Bond Fund and $7,000,155 and $49,046,240 for the Ultra Short Duration Fixed Income Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee will also receive compensation for each board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued expenses of $77,189 for the six months ended March 31, 2014.

117

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Arbitrage Fund	1.05% on the first $500 million
1.00% on the next $500 million
0.95% of such assets in excess of $1 billion
Emerging Markets Equity Fund	1.05% on the first $200 million
1.00% on the next $200 million
0.90% of such assets in excess of $400 million
Global Real Estate Fund	0.80%
International Fixed Income Fund	0.55% on the first $100 million
0.50% on the next $150 million
0.45% of such assets in excess of $250 million
Merger Arbitrage Fund	1.05%
Mid Cap Fund	0.80% on the first $500 million
0.75% on the next $500 million
0.70% of such assets in excess of $1 billion
Mid Cap Value Fund	0.85% on the first $100 million
0.80% on the next $300 million
0.75% of such assets in excess of $400 million
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% of such assets in excess of $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% of such assets in excess of $2 billion
Small Cap Core Fund	0.85%
Small Cap Value Fund	0.90%
Total Return Bond Fund	0.35%
Ultra Short Duration Fixed Income Fund	0.25%

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund’s benchmark index, for the preceding twelve month period, as follows:

			Annual	Highest / Lowest
	Benchmark	Benchmark	Adjustment	Possible Advisory
	Index	Threshold	Rate	Fee

Sands Capital Select Growth Fund	Russell1000 Growth Index	+/-2.50%	+/-0.15%	1.00% / 0.55%

For the six months ended March 31, 2014, the Advisor’s base fee was increased by $3,645,344 as a result of the performance fee adjustment.

118

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

AGF Investments America, Inc.	GAM International Management Limited
Emerging Markets Equity Fund	International Fixed Income Fund

Forum Securities Limited	Lee Munder Capital Group LLC
Global Real Estate Fund	Mid Cap Value Fund

DePrince, Race & Zollo, Inc.	The London Company
Small Cap Value Fund	Small Cap Core Fund
Mid Cap Fund

EARNEST Partners LLC	Longfellow Investment Management Co.
Total Return Bond Fund	Arbitrage Fund
Merger Arbitrage Fund

Fort Washington Investment Advisors, Inc.*	Miller/Howard Investments, Inc.
Ultra Short Duration Fixed Income Fund	Premium Yield Equity Fund

Sands Capital Management, LLC
Sands Capital Select Growth Fund

*Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
	Class A	Class C	Class Y	Class Z	Class
Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Emerging Markets Equity Fund	1.69%	2.44%	1.44%	—	1.29%
Global Real Estate Fund	1.39%	2.14%	1.14%	—	0.99%
International Fixed Income Fund	1.09%	1.84%	0.84%	—	0.69%
Merger Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Mid Cap Fund	1.24%	1.99%	0.99%	1.24%	0.92%
Mid Cap Value Fund	1.29%	2.04%	1.04%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	0.95%	—	—
Small Cap Core Fund	1.38%	2.13%	1.13%	—	1.05%
Small Cap Value Fund	1.38%	2.13%	1.13%	—	0.98%
Total Return Bond Fund	0.90%	1.65%	0.65%	—	0.50%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.44%	0.69%	0.39%

These expense limitations will remain in effect for all Funds through at least January 29, 2015 except for Mid Cap Value Fund and Small Cap Value Fund, which will remain in effect until March 23, 2015.

119

Notes to Financial Statements (Unaudited) (Continued)

Prior to January 29, 2014 for the Mid Cap Fund and Small Cap Core Fund, and prior to November 29, 2013 for the Small Cap Value Fund, the expense limitations were as follows:

					Institutional
	Class A	Class C	Class Y	Class Z	Class
Mid Cap Fund	1.21%	1.96%	0.96%	1.21%	0.89%
Small Cap Core	1.34%	2.09%	1.09%	—	0.94%
Small Cap Value Fund	1.43%	2.18%	1.18%	—	1.03%

The Advisor has agreed to limit certain Funds’ other operating expenses (“Other Expenses”) to the following levels which will remain in effect though at least January 29, 2015.

	Class A	Class C	Class Y	Class Z
Sands Capital Select Growth Fund	0.25%	0.25%	0.25%	0.25%

During the six months ended March 31, 2014, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

	Investment		Other
	Advisory	Administration	Operating
	Fees	Fees	Expenses
	Waived	Waived	Reimbursed	Total
Arbitrage Fund	$—	$—	$6,817	$6,817
Emerging Markets Equity Fund	—	28,460	57,130	85,590
Global Real Estate Fund	35,469	11,838	18,840	66,147
International Fixed Income Fund	11,253	25,203	22,633	59,089
Mid Cap Fund	—	165,187	49,619	214,806
Mid Cap Value Fund	—	112,419	22,678	135,097
Premium Yield Equity Fund	—	—	48,216	48,216
Sands Capital Select Growth Fund	—	—	517,020	517,020
Small Cap Core Fund	—	243,573	32,533	276,106
Small Cap Value Fund	14,835	34,192	23,118	72,145
Total Return Bond Fund	—	54,794	30,037	84,831
Ultra Short Duration Fixed Income Fund	—	185,655	58,971	244,626

Under the terms of the Expense Limitations Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of March 31, 2014, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration
	September	September	September
	30,	30,	30,
Fund	2015	2016	2017	Total
Arbitrage Fund	$—	$—	$2,192	$2,192
Emerging Markets Equity Fund	97,952	—	66,178	164,130
Global Real Estate Fund	67,941	143,253	63,379	274,573
International Fixed Income Fund	34,638	131,781	56,743	223,162
Mid Cap Fund	90,758	256,834	183,980	531,572
Mid Cap Value Fund	130,859	273,521	124,635	529,015
Premium Yield Equity Fund	32,094	45,482	6,022	83,598
Sands Capital Select Growth Fund	446,251	2,128,875	517,020	3,092,146
Small Cap Core Fund	313,523	789,388	246,870	1,349,781
Small Cap Value Fund	87,517	130,886	60,011	278,414

120

Notes to Financial Statements (Unaudited) (Continued)

	Expiration	Expiration	Expiration
	September	September	September
	30,	30,	30,
Fund	2015	2016	2017	Total
Total Return Bond Fund	126,307	163,756	67,406	357,469
Ultra Short Duration Fixed Income Fund	299,436	470,719	221,604	991,759

For the six months ended March 31, 2014, the Advisor may recoup fees and expenses, subject to Board approval, from the Merger Arbitrage Fund, Sands Capital Select Growth Fund and Ultra Short Duration Fixed Income Fund of $20,195, $324,347 and $600, respectively.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excludingTouchstone Institutional Money Market Fund,Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $17 per sub-account maintained by the intermediary. The Funds will only reimburse the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDERS SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the

121

Notes to Financial Statements (Unaudited) (Continued)

Class C plan, each Fund (except the Ultra Short Duration Fixed Income Fund) pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets for at least one year from January 30, 2014. Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee of up to 0.25% of average daily net assets that are attributed to Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended March 31, 2014:

Fund	Amount
Arbitrage Fund	$186,807
Emerging Markets Equity Fund	1,550
Global Real Estate Fund	200
International Fixed Income Fund	57
Merger Arbitrage Fund	799
Mid Cap Fund	20,754
Mid Cap Value Fund	2,844
Premium Yield Equity Fund	6,762
Sands Capital Select Growth Fund	25,078
Small Cap Core Fund	1,846
Small Cap Value Fund	677
Total Return Bond Fund	300
Ultra Short Duration Fixed Income Fund	151

In addition, the Underwriter collected CDSC on the redemption of Class Y shares for the Merger Arbitrage Fund of $10 and collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended March 31, 2014:

Fund	Amount
Arbitrage Fund	$10
Emerging Markets Equity Fund	92
Merger Arbitrage Fund	310
Mid Cap Fund	1,414
Premium Yield Equity Fund	1,387
Sands Capital Select Growth Fund	3,491
Small Cap Core Fund	14
Small Cap Value Fund	343
Total Return Bond Fund	42
Ultra Short Duration Fixed Income Fund	13

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

122

Notes to Financial Statements (Unaudited) (Continued)

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2014, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/13	Purchases	Sales	03/31/14	Dividends	03/31/14
Arbitrage Fund	—	223,137,235	(201,540,782)	21,596,453	$943	$21,596,453
Emerging Markets Equity Fund	37	87,320,199	(85,820,606)	1,499,630	314	1,499,630
Global Real Estate Fund	284,605	3,426,655	(3,711,260)	—	5	—
International Fixed Income Fund	2,884,332	13,128,059	(11,901,868)	4,110,523	149	4,110,523
Merger Arbitrage Fund	49,682,768	573,253,711	(520,266,163)	102,670,316	6,307	102,670,316
Mid Cap Fund	6,589,029	94,359,909	(93,921,669)	7,027,269	348	7,027,269
Mid Cap Value Fund	1,574,222	45,249,158	(41,180,206)	5,643,174	135	5,643,174
Premium Yield Equity Fund	1,806,138	48,526,397	(48,644,798)	1,687,737	180	1,687,737
Sands Capital Select Growth Fund	107,983,851	800,396,314	(724,632,404)	183,747,761	6,383	183,747,761
Small Cap Core Fund	10,153,738	87,054,239	(83,483,810)	13,724,167	616	13,724,167
Small Cap Value Fund	578,313	10,009,495	(10,326,975)	260,833	42	260,833
Total Return Bond Fund	43,862	20,974,163	(18,530,711)	2,487,314	91	2,487,314
Ultra Short Duration Fixed Income Fund	22,462,434	616,803,386	(614,036,638)	25,229,182	1,256	25,229,182

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid are as follows:

	Emerging Markets		Global Real		International Fixed
	Equity Fund		Estate Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012	2013	2012
From ordinary income	$2,155,832	$9,820,137	$1,130,389	$336,360	$160,195	$550,240
From long-term capital gains	—	3,092,612	130,257	100,694	57,565	53,795
	$2,155,832	$12,912,749	$1,260,646	$437,054	$217,760	$604,035

	Merger Arbitrage		Mid Cap		Mid Cap
	Fund		Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012	2013	2012
From ordinary income	$3,990,135	$61,084	$1,224,384	$142,586	$1,756,707	$3,391,737
From long-term capital gains	36	—	—	—	789,040	506,388
	$3,990,171	$61,084	$1,224,384	$142,586	$2,545,747	$3,898,125

123

Notes to Financial Statements (Unaudited) (Continued)

	Premium Yield		Sands Capital		Small Cap
	Equity Fund		Select Growth Fund		Core Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012	2013	2012
From ordinary income	$4,010,251	$2,414,120	$—	$—	$7,220,554	$207,966
From long-term capital gains	—	—	—	—	4,126,641	2,697,854
From return of capital	—	60,138	—	—	—	—
	$4,010,251	$2,474,258	$—	$—	$11,347,195	$2,905,820

	Small Cap		Total Return		Ultra Short Duration
	Value Fund		Bond Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012	2013	2012
From ordinary income	$719,931	$662,666	$5,144,219	$2,807,030	$10,888,038	$9,247,966
From long-term capital gains	—	—	107,772	—	—	—
	$719,931	$662,666	$5,251,991	$2,807,030	$10,888,038	$9,247,966

The following information is computed on a tax basis for each item as of September 30, 2013:

	Emerging	Global	International
	Markets Equity	Real Estate	Fixed Income	Merger
	Fund	Fund	Fund	Arbitrage Fund
Tax cost of portfolio investments	$384,203,368	$16,340,683	$30,062,402	$698,993,060
Gross unrealized appreciation	31,142,595	296,100	1,156,363	19,266,523
Gross unrealized depreciation	(45,316,671)	(1,468,399)	(1,032,689)	(3,743,221)
Net unrealized appreciation (depreciation) on investments	(14,174,076)	(1,172,299)	123,674	15,523,302
Net unrealized appreciation (depreciation) on written options	—	—	—	(700)
Net unrealized appreciation (depreciation) on securities sold short	—	—	—	(13,911,563)
Net unrealized appreciation (depreciation) on foreign currency transactions	(16,256)	1,457	12,012	—
Accumulated capital losses	(3,711,891)	—	—	—
Qualified late-year losses	(23,962,853)	—	—	—
Other temporary differences	(5,084)	—	(506,726)	—
Undistributed ordinary income	3,645,713	1,711,433	45,136	22,114,447
Undistributed capital gains	—	674,009	320,838	—
Accumulated earnings (deficit)	$(38,224,447)	$1,214,600	$(5,066)	$23,725,486

			Premium	Sands Capital
		Mid Cap Value	Yield Equity	Select Growth
	Mid Cap Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$353,062,307	$149,179,260	$122,744,358	$3,722,910,301
Gross unrealized appreciation	26,873,006	24,026,133	23,586,931	1,807,482,728
Gross unrealized depreciation	(4,876,881)	(2,600,963)	(2,521,629)	(48,716,836)
Net unrealized appreciation (depreciation) on investments	21,996,125	21,425,170	21,065,302	1,758,765,892
Accumulated capital losses	(146,316,928)	—	(1,058,080)	—
Qualified late-year losses	—	—	—	(24,531,763)
Undistributed ordinary income	502,132	5,076,126	95,883	—
Undistributed capital gains	—	7,862,393	—	3,282,186
Accumulated earnings (deficit)	$(123,818,671)	$34,363,689	$20,103,105	$1,737,516,315

124

Notes to Financial Statements (Unaudited) (Continued)

				Ultra Short
			Total	Duration
	Small Cap Core	Small Cap Value	Return Bond	Fixed Income
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$709,704,361	$38,679,746	$168,644,966	$735,200,080
Gross unrealized appreciation	179,258,195	4,056,412	1,400,204	2,821,576
Gross unrealized depreciation	(9,802,944)	(1,356,397)	(3,322,303)	(3,475,226)
Net unrealized appreciation (depreciation) on
investments	169,455,251	2,700,015	(1,922,099)	(653,650)
Accumulated capital losses	—	(22,000,100)	—	(16,019,526)
Qualified late-year losses	—	—	(206,316)	(4,372,902)
Undistributed ordinary income	12,732,836	—	19,128	660,736
Undistributed capital gains	12,210,267	—	—	—
Other temporary differences	—	—	—	(176,928)
Accumulated earnings (deficit)	$194,398,354	$(19,300,085)	$(2,109,287)	$(20,562,270)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment companies, and real estate investment trusts.

As of September 30, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

							No	No
							Expiration	Expiration
	Short Term Expiring On						Short	Long
	2014	2015	2016	2017	2018	2019	Term*	Term*	Total
Emerging Markets Equity Fund	$—	$—	$—	$—	$—	$—	$2,277,537	$1,434,354	$3,711,891
Mid Cap Fund	—	—	—	75,516,136	70,800,792	—	—	—	146,316,928
Premium Yield Equity Fund	—	—	—	—	1,058,080	—	—	—	1,058,080
Small Cap Value Fund	—	—	—	4,146,671	17,853,429	—	—	—	22,000,100
Ultra Short Duration Fixed Income Fund**	1,223,321	460,138	1,769,310	3,231,117	3,336,624	933,830	2,285,749	2,779,437	16,019,526

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act are effective for each fiscal year end for the Funds’ beginning October 1, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

** May be subject to limitation.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

125

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2014, the federal tax cost and unrealized appreciation (depreciation) was as follows for the funds:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$215,101,401	$4,569,821	$(1,045,166)	$3,524,655
Emerging Markets Equity Fund	376,109,183	24,064,709	(22,001,505)	2,063,204
Global Real Estate Fund	15,801,155	547,213	(657,264)	(110,051)
International Fixed Income Fund	35,236,868	1,731,596	(1,116,416)	615,180
Merger Arbitrage Fund	671,584,994	19,321,641	(6,494,396)	12,827,245
Mid Cap Fund	411,432,868	58,525,847	(2,854,100)	55,671,747
Mid Cap Value Fund	263,095,312	37,725,559	(927,425)	36,798,134
Premium Yield Equity Fund	132,436,761	29,401,423	(4,179,536)	25,221,887
Sands Capital Select Growth Fund	4,155,984,054	2,232,867,810	(30,508,812)	2,202,358,998
Small Cap Core Fund	784,879,753	245,474,591	(7,081,045)	238,393,546
Small Cap Value Fund	79,495,245	7,787,183	(842,076)	6,945,107
Total Return Bond Fund	147,536,809	1,837,805	(2,023,019)	(185,214)
Ultra Short Duration Fixed Income Fund	699,345,274	2,974,240	(2,979,979)	(5,739)

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2010 through 2013) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risk Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

126

Notes to Financial Statements (Unaudited) (Continued)

8. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

9. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

10. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s net asset value.

11. Fund Mergers

Ultra Short Duration Fixed Income Fund:

At a meeting held on February 21, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Short Duration Fixed Income Fund to the Touchstone Ultra Short Duration Fixed Income Fund. The tax-free merger took place on May 17, 2013.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

127

Notes to Financial Statements (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
			Touchstone	Touchstone
	Touchstone		Ultra Short	Ultra Short
	Short Duration		Duration Fixed	Duration Fixed
	Fixed Income		Income	Income
	Fund		Fund	Fund
Class A
Shares	—		3,063,023	3,063,023
Net Assets	$—		$29,132,648	$29,132,648
Net Asset Value	$—		$9.51	$9.51
Class C
Shares	—		1,368,854	1,368,854
Net Assets	$—		$13,019,007	$13,019,007
Net Asset Value	$—		$9.51	$9.51
Class Y
Shares	5,701,547	(A)	24,121,448	29,822,995
Net Assets	$54,224,138		$229,404,605	$283,628,743
Net Asset Value	$9.51	(A)	$9.51	$9.51
Class Z
Shares	3,383,059	(B)	30,860,998	34,244,057
Net Assets	$32,175,399		$293,510,258	$325,685,657
Net Asset Value	$9.51	(B)	$9.51	$9.51
Institutional Class
Shares	—		1,594,529	1,594,529
Net Assets	$—		$15,157,886	$15,157,886
Net Asset Value	$—		$9.51	$9.51
Fund Total
Shares Outstanding	8,850,001		61,008,852	70,093,458
Net Assets	$86,399,537		$580,224,404	$666,623,941
Unrealized Appreciation (Depreciation)	$532,720		$1,038,890	$1,571,610

(A)	Reflects a 1.0264:1 reverse stock split which occurred on the date of reorganization, May 17, 2013.

(B)	Reflects a 1.0268:1 reverse stock split which occurred on the date of reorganization, May 17, 2013.

Assuming this reorganization had been completed on October 1, 2012, the Ultra Short Duration Fixed Income Fund results of operations for the year ended September 30, 2013 would have been as follows:

Net investment income	$7,043,481
Net realized and unrealized losses on investments	(2,385,142)
Net increase in asset from operations	$4,658,339

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Ultra Short Duration Fixed Income Fund that have been included in its statement of operations since the reorganization.

128

Notes to Financial Statements (Unaudited) (Continued)

Mid Cap Value Fund:

At a meeting held on November 21, 2013, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Mid Cap Value Opportunities Fund to the Touchstone Mid Cap Value Fund. The tax-free merger took place on March 21, 2014.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
	Touchstone
	Mid Cap Value		Touchstone	Touchstone
	Opportunities		Mid Cap Value	Mid Cap Value
	Fund		Fund	Fund
Class A
Shares	913,005	(A)	299,971	1,212,976
Net Assets	$14,967,633		$4,917,666	$19,885,299
Net Asset Value	$16.39	(A)	$16.39	$16.39
Class C
Shares	75,102	(B)	59,134	134,236
Net Assets	$1,220,480		$960,982	$2,181,462
Net Asset Value	$16.25	(B)	$16.25	$16.25
Class Y
Shares	6,892,271	(C)	1,016,962	7,909,233
Net Assets	$113,504,503		$16,747,761	$130,252,264
Net Asset Value	$16.47	(C)	$16.47	$16.47
Institutional Class
Shares	1,714,774	(D)	6,203,932	7,918,706
Net Assets	$28,350,276		$102,569,628	$130,919,904
Net Asset Value	$16.53	(D)	$16.53	$16.53
Fund Total
Shares Outstanding	18,645,593		7,579,999	17,175,151
Net Assets	$158,042,892		$125,196,037	$283,238,929
Unrealized Appreciation (Depreciation)	$8,366,217		$27,879,439	$36,245,656

(A)	Reflects a 0.5137:1 stock split which occurred on the date of reorganization, March 21, 2014.

(B) Reflects a 0.5117:1 stock split which occurred on the date of reorganization, March 21, 2014.

(C)	Reflects a 0.5152:1 stock split which occurred on the date of reorganization, March 21, 2014.

(D)	Reflects a 0.5128:1 stock split which occurred on the date of reorganization, March 21, 2014.

Assuming these reorganizations had been completed on October 1, 2013, the Mid Cap Value Fund results of operations for the six months ended March 31, 2014 would have been as follows:

Net investment income	$1,194,995
Net realized and unrealized gains on investments	39,123,273
Net increase in asset from operations	$40,318,268

Because the combined investment portfolios have been managed as single portfolios since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Mid Cap Value Fund that have been included in their statements of operations since the reorganizations.

129

Notes to Financial Statements (Unaudited) (Continued)

Small Cap Value Fund:

At a meeting held on November 21, 2013, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Small Company Value Fund to the Touchstone Small Cap Value Fund. The tax-free merger took place on March 21, 2014.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Small Company		Small Cap Value	Small Cap Value
	Value Fund		Fund	Fund
Class A
Shares	100,358	(A)	1,405,942	1,506,300
Net Assets	$2,549,878		$35,722,061	$38,271,939
Net Asset Value	$25.41	(A)	$25.41	$25.41
Class C
Shares	59,836	(B)	30,879	90,715
Net Assets	$1,506,072		$777,242	$2,283,314
Net Asset Value	$25.17	(B)	$25.17	$25.17
Class Y
Shares	269,342	(C)	42,705	312,047
Net Assets	$6,856,609		$1,087,134	$7,943,743
Net Asset Value	$25.46	(C)	$25.46	$25.46
Institutional Class
Shares	233,106	(D)	1,112,220	1,345,326
Net Assets	$5,932,909		$28,307,741	$34,240,650
Net Asset Value	$25.45	(D)	$25.45	$25.45
Fund Total
Shares Outstanding	939,783		2,591,746	3,254,388
Net Assets	$16,845,468		$65,894,178	$82,739,646
Unrealized Appreciation (Depreciation)	$2,463,630		$5,238,516	$7,702,146

(A)	Reflects a 0.7013:1 stock split which occurred on the date of reorganization, March 21, 2014.

(B)	Reflects a 0.6497:1 stock split which occurred on the date of reorganization, March 21, 2014.

(C)	Reflects a 0.7129:1 stock split which occurred on the date of reorganization, March 21, 2014.

(D)	Reflects a 0.7133:1 stock split which occurred on the date of reorganization, March 21, 2014.

Assuming this reorganization had been completed on October 1, 2013, the Small Cap Value Fund results of operations for the six months ended March 31, 2014 would have been as follows:

Net investment income	$674,853
Net realized and unrealized gains on investments	10,495,209
Net increase in asset from operations	$11,170,062

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Small Cap Value Fund that have been included in its statement of operations since the reorganization.

130

Notes to Financial Statements (Unaudited) (Continued)

12. Litigation

In January 2012, the Old Mutual Mid-Cap Fund (which reorganized into the TS&W Mid-Cap Value Fund in March 2009, the Touchstone Mid Cap Value Opportunities Fund in April 2012 and the Touchstone Mid Cap Value Fund in March 2014) was served with a summons and complaint in an action brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust, in the case captioned Weisfelner v. Fund 1(U.S. Bankr. S.D.N.Y. Adv. Pro. No. 10-4609) (the “Action”). The Action alleges that, under state law, all payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company were made, by means of intentional and constructive fraudulent transfer and seeks to recover all those payments. The amount sought to be disgorged is $3,784,800, which is what the Fund received in payments in connection with the leveraged buyout. The Fund (along with thousands of other defendants) has filed a joinder to the currently pending motion to dismiss and awaits the court’s ruling on that motion. The path the litigation will follow (including whether it will proceed at all) depends on the outcome of that ruling; however, it is uncertain when that ruling will come down. At this nascent stage of the litigation, it is not possible to assess the likely outcome. The Fund is currently assessing the case and has not yet determined the potential effect, if any, on its net asset value.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

131

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”)website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 through March 31, 2014).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

132

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2014	2013	2014	2014*
Touchstone Arbitrage
Fund(A)
Class A	Actual	2.59%	$1,000.00	$1,000.00	$12.91	**
Class A	Hypothetical	2.59%	$1,000.00	$1,012.02	$12.99	**

Class C	Actual	3.39%	$1,000.00	$997.00	$16.88	**
Class C	Hypothetical	3.39%	$1,000.00	$1,008.03	$16.97	**

Class Y	Actual	2.30%	$1,000.00	$1,001.00	$11.47	**
Class Y	Hypothetical	2.30%	$1,000.00	$1,013.46	$11.55	**

Institutional Class	Actual	2.24%	$1,000.00	$1,002.00	$11.18	**
Institutional Class	Hypothetical	2.24%	$1,000.00	$1,013.76	$11.25	**

Touchstone Emerging Markets Equity Fund
Class A	Actual	1.69%	$1,000.00	$972.50	$8.31
Class A	Hypothetical	1.69%	$1,000.00	$1,016.50	$8.50

Class C	Actual	2.44%	$1,000.00	$969.10	$11.98
Class C	Hypothetical	2.44%	$1,000.00	$1,012.76	$12.24

Class Y	Actual	1.38%	$1,000.00	$974.30	$6.79
Class Y	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Institutional Class	Actual	1.29%	$1,000.00	$975.70	$6.35
Institutional Class	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Touchstone Global Real Estate Fund
Class A	Actual	1.39%	$1,000.00	$1,058.80	$7.13
Class A	Hypothetical	1.39%	$1,000.00	$1,018.00	$6.99

Class C	Actual	2.14%	$1,000.00	$1,054.90	$10.96
Class C	Hypothetical	2.14%	$1,000.00	$1,014.26	$10.75

Class Y	Actual	1.14%	$1,000.00	$1,060.30	$5.86
Class Y	Hypothetical	1.14%	$1,000.00	$1,019.25	$5.74

Institutional Class	Actual	0.99%	$1,000.00	$1,060.50	$5.09
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99

Touchstone International Fixed Income Fund
Class A	Actual	1.09%	$1,000.00	$1,026.30	$5.51
Class A	Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49

Class C	Actual	1.84%	$1,000.00	$1,022.60	$9.28
Class C	Hypothetical	1.84%	$1,000.00	$1,015.76	$9.25

Class Y	Actual	0.84%	$1,000.00	$1,028.90	$4.25
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23

Institutional Class	Actual	0.69%	$1,000.00	$1,029.30	$3.49
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

133

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2014	2013	2014	2014*
Touchstone Merger Arbitrage Fund
Class A	Actual	2.54%	$1,000.00	$1,001.30	$12.67	***
Class A	Hypothetical	2.54%	$1,000.00	$1,012.27	$12.74	***

Class C	Actual	3.32%	$1,000.00	$997.70	$16.54	***
Class C	Hypothetical	3.32%	$1,000.00	$1,008.38	$16.62	***

Class Y	Actual	2.25%	$1,000.00	$1,003.60	$11.24	***
Class Y	Hypothetical	2.25%	$1,000.00	$1,013.71	$11.30	***

Institutional Class	Actual	2.23%	$1,000.00	$1,002.30	$11.13	***
Institutional Class	Hypothetical	2.23%	$1,000.00	$1,013.81	$11.20	***

Touchstone Mid Cap Fund
Class A	Actual	1.22%	$1,000.00	$1,104.10	$6.40
Class A	Hypothetical	1.22%	$1,000.00	$1,018.85	$6.14

Class C	Actual	1.97%	$1,000.00	$1,100.20	$10.32
Class C	Hypothetical	1.97%	$1,000.00	$1,015.11	$9.90

Class Y	Actual	0.96%	$1,000.00	$1,105.40	$5.04
Class Y	Hypothetical	0.96%	$1,000.00	$1,020.14	$4.84

Class Z	Actual	1.22%	$1,000.00	$1,104.00	$6.40
Class Z	Hypothetical	1.22%	$1,000.00	$1,018.85	$6.14

Institutional Class	Actual	0.90%	$1,000.00	$1,105.70	$4.72
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Touchstone Mid Cap Value Fund
Class A	Actual	1.29%	$1,000.00	$1,111.30	$6.79
Class A	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Class C	Actual	2.04%	$1,000.00	$1,106.60	$10.71
Class C	Hypothetical	2.04%	$1,000.00	$1,014.76	$10.25

Class Y	Actual	1.04%	$1,000.00	$1,112.40	$5.48
Class Y	Hypothetical	1.04%	$1,000.00	$1,019.75	$5.24

Institutional Class	Actual	0.89%	$1,000.00	$1,113.20	$4.69
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48

Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,087.00	$6.24
Class A	Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04

Class C	Actual	1.95%	$1,000.00	$1,084.40	$10.13
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80

Class Y	Actual	0.95%	$1,000.00	$1,089.60	$4.95
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

134

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2014	2013	2014	2014*
Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.36%	$1,000.00	$1,099.10	$7.12
Class A	Hypothetical	1.36%	$1,000.00	$1,018.15	$6.84

Class C	Actual	2.11%	$1,000.00	$1,095.60	$11.02
Class C	Hypothetical	2.11%	$1,000.00	$1,014.41	$10.60

Class Y	Actual	1.11%	$1,000.00	$1,100.60	$5.81
Class Y	Hypothetical	1.11%	$1,000.00	$1,019.40	$5.59

Class Z	Actual	1.36%	$1,000.00	$1,099.10	$7.12
Class Z	Hypothetical	1.36%	$1,000.00	$1,018.15	$6.84

Touchstone Small Cap Core Fund
Class A	Actual	1.35%	$1,000.00	$1,110.70	$7.10
Class A	Hypothetical	1.35%	$1,000.00	$1,018.20	$6.79

Class C	Actual	2.10%	$1,000.00	$1,107.10	$11.03
Class C	Hypothetical	2.10%	$1,000.00	$1,014.46	$10.55

Class Y	Actual	1.03%	$1,000.00	$1,112.80	$5.43
Class Y	Hypothetical	1.03%	$1,000.00	$1,019.80	$5.19

Institutional Class	Actual	0.98%	$1,000.00	$1,113.30	$5.16
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

Touchstone Small Cap Value Fund
Class A	Actual	1.43%	$1,000.00	$1,112.40	$7.53
Class A	Hypothetical	1.43%	$1,000.00	$1,017.80	$7.19

Class C	Actual	2.18%	$1,000.00	$1,108.40	$11.46
Class C	Hypothetical	2.18%	$1,000.00	$1,014.06	$10.95

Class Y	Actual	1.18%	$1,000.00	$1,113.80	$6.22
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.05	$5.94

Institutional Class	Actual	1.03%	$1,000.00	$1,114.30	$5.43
Institutional Class	Hypothetical	1.03%	$1,000.00	$1,019.80	$5.19

Touchstone Total Return Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,021.50	$4.54
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Class C	Actual	1.65%	$1,000.00	$1,017.70	$8.30
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30

Class Y	Actual	0.62%	$1,000.00	$1,023.10	$3.13
Class Y	Hypothetical	0.62%	$1,000.00	$1,021.84	$3.13

Institutional Class	Actual	0.50%	$1,000.00	$1,023.70	$2.52
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

135

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2014	2013	2014	2014*
Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,005.20	$3.45
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Class C	Actual	1.19%	$1,000.00	$1,003.70	$5.94
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99

Class Y	Actual	0.44%	$1,000.00	$1,007.50	$2.20
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22

Class Z	Actual	0.69%	$1,000.00	$1,006.20	$3.45
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Institutional Class	Actual	0.39%	$1,000.00	$1,007.70	$1.95
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97

(A)	Represents the period from commencement of operations (October 1, 2013) through March 31, 2014.

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [182/365] (to reflect one-half year period).

**	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.13, $12.10, $6.68 and $6.39, respectively and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.20, $12.19, $6.74 and $6.44, respectively.

***	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.88, $11.75, $6.44 and $6.34, respectively and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.95, $11.85, $6.49 and $6.39, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 21, 2013, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor, with the exception of the Sub-Advisory Agreement relating to Touchstone Global Real Estate Fund, which was not up for renewal because it had been approved in February 2013.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The IndependentTrustees also reviewed

136

Other Items (Unaudited) (Continued)

the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance.The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to one of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed.The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

137

Other Items (Unaudited) (Continued)

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2013, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived portions of the fees and/or reimbursed expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund, as well as a discussion by management regarding the amount of the Advisory fees paid by the Funds and Sub-Advisory fees paid by the Advisor in light of the level of Fund assets invested in the Touchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Emerging Markets Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2013 and the Fund’s performance was in the 4th quintile for the thirty-six-month period ended June 30, 2013. The Board noted management’s discussion of the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, theTrustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Global Real Estate Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2013, the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2013

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and the Fund’s performance was in the 2nd quintile for the thirty-six-month period ended June 30, 2013. The Board noted that a new sub-advisor had begun managing the Fund in May 2013 using new investment strategies. Based upon their review, the Trustees concluded that the Fund’s performance had been addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2013, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2013. Based upon their review, theTrustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2013. Based upon their review, theTrustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2013, and the Fund’s performance was in the 4th quintile for the thirty-six-month period ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2013 and the Fund’s performance was in the 3rd quintile for the thirty-six-month period ended June 30, 2013. The Board noted management’s discussion of the Fund’s recent underperformance and management’s continued monitoring of the Fund’s performance.

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Based upon their review, the Trustees concluded that the Fund’s performance was being addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2013, the Fund’s performance was in the 4th quintile for the twelve-month period ended June 30, 2013 and the Fund’s performance was in the 1st quintile for the thirty-six-month period ended June 30, 2013. The Board noted management’s explanation for the Fund’s performance, including the recent improvement in performance, and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2013, and the Fund’s performance was in the 1st quintile for the thirty-six-month period ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2013, the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2013 and the Fund’s performance was in the 1st quintile for the thirty-six-month period ended June 30, 2013. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Total Return Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2013, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and

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relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure.The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices or, as discussed above, has been or is being addressed; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations

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for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Emerging Markets Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Merger Arbitrage Fund. The Trustees considered the sub-advisory fee in view of the sub-advisory fees paid with respect to other Touchstone Funds. Based upon that review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

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Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Total Return Bond. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s Sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2013, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor’s focus on each Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; (d) each Fund’s advisory fees are reasonable relative to those of similar funds and the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

At a meeting held on August 21-22, 2013, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Arbitrage Fund (the “Fund”) and also initially approved the Sub-Advisory Agreement with respect to the Fund between the Advisor and Longfellow Investment Management Co. (the “Sub-Advisor”).

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Advisor and the Sub-Advisor to another Touchstone Fund managed by the Sub-Advisor on which the Fund would be modeled (the “Model Touchstone Fund”). In addition, the Board took into consideration certain information and materials that the Board had received and considered in connection with its approval of the renewal in November 2012 of the Investment Advisory and Sub-Advisory Agreements with respect to the Model Touchstone Fund. Those approvals, on which the Board voted at its meeting held in person on November 15, 2012, followed a lengthy process during which the Board considered a variety of factors. The information considered by the Board included: (1) a comparison of the Fund’s proposed advisory fee and other fees and anticipated total expense ratio with those of comparable funds; (2) performance information for the Model Touchstone Fund

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managed by the Sub-Advisor; (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel.

Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement in a private session with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Advisor’s anticipated compensation and profitability; (3) the level of the Fund’s proposed advisory fees and expenses; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor’s Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of sub-advisors, including the Sub-Advisor, and the Advisor’s timeliness in responding to any performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes and examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Advisor to the Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated level of profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The Board noted that the Advisor had contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund’s total operating expenses for a period following the date on which the Fund commenced operations. The Board also noted that the Advisor would pay the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor would receive from the Fund. The Board reviewed the anticipated level of profitability of the Advisor’s relationship with the Fund and whether the Advisor has the financial wherewithal to provide services to the Fund, noting the ongoing

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commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Fund’s prospective distributor, an affiliate of the Advisor, would receive Rule 12b-1 distribution fees from the Fund and would receive a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ anticipated level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the Fund’s proposed advisory fee and total expense ratio net of applicable fee waivers and/or expense reimbursements with those of comparable funds. The Board noted that the advisory fee proposed for the Fund was below the Fund’s expense group median and the Fund’s total expenses, net of fee waivers and/or reimbursements, was below the Fund’s expense group median. The Board took into consideration the performance of the Model Touchstone Fund. The Board noted that the portfolio management team that currently manages the Model Touchstone Fund is expected to manage the Fund as well. The Board also noted that the Board reviews on a quarterly basis detailed information about the Model Touchstone Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into consideration certain differences between how the Model Touchstone Fund is managed and how the Fund will be managed as well as the impact these differences are expected to have on the Fund’s performance.

The Board noted that the Advisor had contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit the Fund’s operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee it receives from the Fund and noted the impact of such sub-advisory fee on the profitability of the Advisor. In reviewing the proposed expense ratios and the performance of the Model Touchstone Fund, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Advisor and its affiliates. Based upon their review, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be received by the Fund from the Advisor.

Economies of Scale.The Board considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the proposed advisory fee structure. The Board noted that the proposed advisory fee schedule contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them. The Board reached the following conclusions regarding the amendment to the Investment Advisory Agreement, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In initially approving the Fund’s Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would

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be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the Sub-Advisor’s past performance with respect to its management of the Model Touchstone Fund; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board noted that, on a periodic basis, the Board meets with the portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies with respect to the Model Touchstone Fund. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also noted its familiarity with the Sub-Advisor, owing to the Sub-Advisor’s management of the Model Touchstone Fund. The Board also considered the Sub-Advisor’s regulatory and compliance history. The Board noted that the Advisor’s compliance monitoring includes quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisor and that compliance issues, if any, are reported to the Board. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board took into consideration the financial condition of the Sub-Advisor and any direct and indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the anticipated level of profitability to the Sub-Advisor and its affiliates of the Sub-Advisor’s relationship with the Fund, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it would receive from the Fund under the Investment Advisory Agreement, and that the sub-advisory fee is negotiated at arm’s length. As a consequence, the anticipated level of profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule contains breakpoints that would reduce the applicable sub-advisory fee rate on Fund assets above specified levels as the Fund’s assets increased.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives from the Fund. The Board also compared the Sub-Advisor’s proposed sub-advisory fee to the sub-advisory fees paid to sub-advisors for managing comparable funds, noting that the proposed sub-advisory fee was at the Fund’s expense group median. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor.

The Board considered the Sub-Advisor’s long-term performance record in managing the Model Touchstone Fund, certain differences between how the Sub-Advisor manages the Model Touchstone Fund and how it will manage the Fund, as well as the impact these differences are expected to have on the Fund’s performance. The Board also took into account that the portfolio management team that currently manages the ModelTouchstone Fund is expected to manage the Fund as well. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor with respect to the ModelTouchstone Fund. The Board was mindful of the Advisor’s focus on the performance of sub-advisors, including the Sub-Advisor, and the Advisor’s ways of addressing underperformance. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from the Sub-Advisor.

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Other Items (Unaudited) (Continued)

Conclusion. In considering the initial approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

151

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1403

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 06/03/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 06/03/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 06/03/14

* Print the name and title of each signing officer under his or her signature